Variable Annuity-1 Series Account of

Great-West Life & Annuity

Insurance Company

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 10, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	N/A	N/A	For the period January 1, 2019 to April 24, 2019
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BOND FUND	December 31, 2020	For the period July 2, 2020 to December 31, 2020	For the period July 2, 2020 to December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

AMERICAN FUNDS IS GLOBAL BOND FUND	December 31, 2020	For the period July 7, 2020 to December 31, 2020	For the period July 7, 2020 to December 31, 2020
AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	December 31, 2020	For the period May 21, 2020 to December 31, 2020	For the period May 21, 2020 to December 31, 2020
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period July 22, 2019 to December 31, 2019
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON IP MIDCAP STOCK PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	December 31, 2020	For the period May 20, 2020 to December 31, 2020	For the period May 20, 2020 to December 31, 2020
COLUMBIA VARIABLE PORTFOLIO—LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO—SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

COLUMBIA VARIABLE PORTFOLIO-SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period January 1, 2020 to December 11, 2020 and the year ended December 31, 2019
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CORE EQUITY VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS GLOBAL SMALL CAP VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL CAP INDEX VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES MANAGED VOLATILITY FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period May 14, 2019 to December 31, 2019
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the period December 14, 2020 to December 31, 2020	For the period December 14, 2020 to December 31, 2020
GREAT-WEST INVESCO SMALL CAP VALUE FUND	N/A	For the period January 1, 2020 to October 23, 2020	For the period January 1, 2020 to October 23, 2020 and for the year ended December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period February 6, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2045 FUND	December 31, 2020	For the period April 22, 2020 to December 31, 2020	For the period April 22, 2020 to December 31, 2020
GREAT-WEST LIFETIME 2050 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2055 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period August 1, 2019 to December 31, 2019
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the period October 23, 2020 to December 31, 2020	For the period October 23, 2020 to December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. GLOBAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. COMSTOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. HIGH YIELD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. TECHNOLOGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOCATION PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO	December 31, 2020	For the period September 2, 2020 to December 31, 2020	For the period September 2, 2020 to December 31, 2020
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO	December 31, 2020	For the period May 6, 2020 to December 31, 2020	For the period May 6, 2020 to December 31, 2020
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II CORE EQUITY PORTFOLIO	December 31, 2020	For the period November 2, 2020 to December 31, 2020	For the period November 2, 2020 to December 31, 2020
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period June 4, 2019 to December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period July 2, 2019 to December 31, 2019
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT UTILITIES SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT MID CAP INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER BOND VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER FUND VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ROYCE CAPITAL FUND-SMALL-CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
SCHWAB VIT GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON FOREIGN VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TEMPLETON GLOBAL BOND VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

TOUCHSTONE VST COMMON STOCK FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST COMMON STOCK FUND CLASS SC	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
TOUCHSTONE VST SMALL COMPANY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT DISCOVERY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER BALANCED PORTFOLIO

ASSETS:
Investments at fair value (1)	$9,048,774	$9,469,712	$1,765,508	$17,519,021	$4,492,386	$966,397
Receivable Dividends and Other	0	0	0	-	-	-
Receivable from the General Account	84,991	24,722	2,331	-	1,842	13,153
Receivable Units of the Account Sold	-	115	-	984	-	-

Total assets	9,133,765	9,494,550	1,767,839	17,520,005	4,494,228	979,550

LIABILITIES:
Payable for investments purchased	143	171	32	266	66	17
Payable to the General Account	-	-	-	-	-	-
Other payables	144	286	32	1,249	67	17

Total liabilities	287	457	64	1,515	133	34

NET ASSETS	$9,133,478	$9,494,093	$1,767,775	$17,518,490	$4,494,095	$979,517

NET ASSETS REPRESENTED BY:
Accumulation units	$9,133,478	$9,494,093	$1,767,775	$17,518,490	$4,494,095	$979,517

ACCUMULATION UNITS OUTSTANDING	352,454	387,809	195,734	487,008	191,416	38,468

UNIT VALUE (ACCUMULATION)	$184.67	$158.99	$35.84	$321.12	$160.20	$75.96

(1) Cost of investments:	$8,453,835	$6,587,618	$1,712,132	$15,013,893	$4,836,732	$724,147
Shares of investments:	312,350	343,603	122,181	227,254	258,332	56,680

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
						(1)

ASSETS:
Investments at fair value (1)	$5,778,318	$47,849,704	$7,516,839	$189,398	$33,516,487	$9,952,963
Receivable Dividends and Other	0	-	-	-	-	-
Receivable from the General Account	-	53,797	11,707	-	-	1,550
Receivable Units of the Account Sold	12,506	827,033	-	-	45,589	398

Total assets	5,790,823	48,730,534	7,528,546	189,398	33,562,076	9,954,910

LIABILITIES:
Payable for investments purchased	91	875	136	3	602	180
Payable to the General Account	1,665	-	-	-	23,795	-
Other payables	12,597	827,908	136	3	46,192	578

Total liabilities	14,353	828,783	272	6	70,589	758

NET ASSETS	$5,776,470	$47,901,751	$7,528,274	$189,392	$33,491,487	$9,954,152

NET ASSETS REPRESENTED BY:
Accumulation units	$5,776,470	$47,901,751	$7,528,274	$189,392	$33,491,487	$9,954,152

ACCUMULATION UNITS OUTSTANDING	238,948	777,399	131,363	10,858	1,626,419	377,886

UNIT VALUE (ACCUMULATION)	$96.42	$353.18	$334.71	$69.77	$182.65	$167.62

(1) Cost of investments:	$5,307,431	$34,903,015	$5,268,032	$177,654	$28,930,707	$9,015,189
Shares of investments:	57,812	512,255	226,138	13,606	3,839,231	968,187

	(1) Fund named changed from American Century Investments VP Income & Growth Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BOND FUND		AMERICAN FUNDS IS GLOBAL BOND FUND		AMERICAN FUNDS IS GLOBAL GROWTH FUND

ASSETS:
Investments at fair value (1)	$	9,347,532	$	9,984,212	$	21,641,950	$	1,875,258	$	30,910	$	2,128,383
Receivable Dividends and Other		0		0		0		-		-		-
Receivable from the General Account		9,133		192		13,078		-		-		-
Receivable Units of the Account Sold		-		1,828		481,333		-		-		-

Total assets		9,356,665		9,986,232		22,136,361		1,875,258		30,910		2,128,383

LIABILITIES:
Payable for investments purchased		147		171		357		15		0		27
Payable to the General Account		-		-		-		-		-		-
Other payables		147		1,999		481,690		15		0		28

Total liabilities		294		2,170		482,047		30		0		55

NET ASSETS	$	9,356,370	$	9,984,061	$	21,654,314	$	1,875,228	$	30,910	$	2,128,328

NET ASSETS REPRESENTED BY:
Accumulation units	$	9,356,370	$	9,984,061	$	21,654,314	$	1,875,228	$	30,910	$	2,128,328

ACCUMULATION UNITS OUTSTANDING		412,390		329,003		754,299		178,966		2,790		93,465

UNIT VALUE (ACCUMULATION)	$	183.55	$	216.64	$	198.19	$	41.87	$	44.32	$	45.36

(1) Cost of investments:	$	7,261,710	$	9,664,787	$	19,586,384	$	1,872,877	$	30,135	$	1,541,528
Shares of investments:		662,946		485,377		1,937,507		159,869		2,407		51,710

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND		BLACKROCK GLOBAL ALLOCATION VI FUND

ASSETS:
Investments at fair value (1)	$	411,921	$	5,400,984	$	2,787,525	$	4,838,087	$	542,297	$	9,351,503
Receivable Dividends and Other		-		-		-		-		0		0
Receivable from the General Account		-		-		-		-		-		-
Receivable Units of the Account Sold		-		-		14,188		-		-		-

Total assets		411,921		5,400,984		2,801,713		4,838,087		542,297		9,351,503

LIABILITIES:
Payable for investments purchased		6		77		33		65		12		153
Payable to the General Account		-		-		-		-		-		364
Other payables		5		77		14,222		65		11		153

Total liabilities		11		154		14,255		130		23		670

NET ASSETS	$	411,910	$	5,400,830	$	2,787,458	$	4,837,957	$	542,274	$	9,350,833

NET ASSETS REPRESENTED BY:
Accumulation units	$	411,910	$	5,400,830	$	2,787,458	$	4,837,957	$	542,274	$	9,350,833

ACCUMULATION UNITS OUTSTANDING		27,034		404,772		200,869		268,865		44,201		625,779

UNIT VALUE (ACCUMULATION)	$	60.96	$	53.26	$	27.71	$	71.62	$	49.01	$	104.35

(1) Cost of investments:	$	331,852	$	4,800,963	$	2,335,472	$	3,736,256	$	480,364	$	8,122,327
Shares of investments:		13,052		100,037		118,417		154,819		39,729		479,810

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

ASSETS:
Investments at fair value (1)	$	2,795,291	$	10,531,923	$	6,408,413	$	722,515	$	1,462,318	$	232,083
Receivable Dividends and Other		0		0		0		0		0		0
Receivable from the General Account		1,640		21,706		-		-		-		-
Receivable Units of the Account Sold		459		197		-		-		18,385		55

Total assets		2,797,390		10,553,827		6,408,413		722,515		1,480,703		232,137

LIABILITIES:
Payable for investments purchased		46		205		115		11		30		3
Payable to the General Account		-		-		719		-		-		-
Other payables		504		402		115		11		18,416		57

Total liabilities		550		607		949		22		18,446		60

NET ASSETS	$	2,796,840	$	10,553,220	$	6,407,464	$	722,493	$	1,462,257	$	232,077

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,796,840	$	10,553,220	$	6,407,464	$	722,493	$	1,462,257	$	232,077

ACCUMULATION UNITS OUTSTANDING		119,168		291,377		222,710		26,133		89,843		14,221

UNIT VALUE (ACCUMULATION)	$	208.32	$	236.01	$	230.54	$	115.22	$	65.12	$	65.20

(1) Cost of investments:	$	2,525,457	$	8,817,089	$	4,918,710	$	686,384	$	1,213,462	$	174,912
Shares of investments:		140,255		223,229		179,608		14,549		38,768		9,059

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES

ASSETS:
Investments at fair value (1)	$	2,484,616	$	566,899	$	5,748,214	$	21,220,256	$	2,116,644	$	5,581,624
Receivable Dividends and Other		-		-		-		0		-		-
Receivable from the General Account		-		-		-		15,081		1,715		-
Receivable Units of the Account Sold		134		101,996		-		1,168		-		23,387

Total assets		2,484,750		668,895		5,748,214		21,236,505		2,118,358		5,605,011

LIABILITIES:
Payable for investments purchased		30		4		101		355		24		77
Payable to the General Account		-		-		71		-		-		89,503
Other payables		164		102,000		101		1,524		24		23,464

Total liabilities		194		102,004		273		1,879		48		113,044

NET ASSETS	$	2,484,555	$	566,892	$	5,747,941	$	21,234,626	$	2,118,310	$	5,491,968

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,484,555	$	566,892	$	5,747,941	$	21,234,626	$	2,118,310	$	5,491,968

ACCUMULATION UNITS OUTSTANDING		108,013		35,377		251,734		418,964		72,806		358,812

UNIT VALUE (ACCUMULATION)	$	91.60	$	64.08	$	182.22	$	373.82	$	188.34	$	107.93

(1) Cost of investments:	$	2,054,855	$	524,535	$	4,009,177	$	15,107,750	$	2,053,944	$	4,426,637
Shares of investments:		67,886		26,173		200,216		750,894		131,796		189,722

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$502,849	$19,110,177	$10,374,758	$1,043,519	$2,205,446
Receivable Dividends and Other	-	0	0	0	-
Receivable from the General Account	-	38,202	7,016	-	-
Receivable Units of the Account Sold	-	2,648	247,902	-	89

Total assets	502,849	19,151,028	10,629,676	1,043,519	2,205,536

LIABILITIES:
Payable for investments purchased	-	290	155	14	24
Payable to the General Account	-	-	-	-	-
Other payables	0	2,938	248,057	14	113

Total liabilities	0	3,228	248,212	28	137

NET ASSETS	$502,849	$19,147,800	$10,381,465	$1,043,491	$2,205,399

NET ASSETS REPRESENTED BY:
Accumulation units	$502,849	$19,147,800	$10,381,465	$1,043,491	$2,205,399

ACCUMULATION UNITS OUTSTANDING	49,408	501,929	334,471	81,963	157,921

UNIT VALUE (ACCUMULATION)	$40.71	$244.91	$249.89	$50.73	$27.81

(1) Cost of investments:	$493,926	$19,564,020	$9,385,011	$984,944	$2,171,091
Shares of investments:	26,245	559,431	419,352	36,221	119,796

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP

ASSETS:
Investments at fair value (1)	$36,722,268	$12,116,156	$5,200,106	$1,258,426	$32,938,894	$1,949,194
Receivable Dividends and Other	-	-	-	-	-	0
Receivable from the General Account	56,536	11,213	5,025	-	67,027	-
Receivable Units of the Account Sold	6,581	89,202	284	1,055	90,362	-

Total assets	36,785,385	12,216,572	5,205,416	1,259,481	33,096,283	1,949,194

LIABILITIES:
Payable for investments purchased	699	208	101	18	479	34
Payable to the General Account	-	-	-	-	-	29,685
Other payables	7,281	89,411	385	1,072	90,841	34

Total liabilities	7,980	89,619	486	1,090	91,320	29,753

NET ASSETS	$36,777,405	$12,126,953	$5,204,929	$1,258,391	$33,004,963	$1,919,441

NET ASSETS REPRESENTED BY:
Accumulation units	$36,777,405	$12,126,953	$5,204,929	$1,258,391	$33,004,963	$1,919,441

ACCUMULATION UNITS OUTSTANDING	867,690	364,366	274,108	98,086	1,221,348	72,220

UNIT VALUE (ACCUMULATION)	$309.68	$233.85	$124.43	$89.49	$250.68	$160.53

(1) Cost of investments:	$25,819,994	$10,902,907	$5,936,013	$1,085,892	$29,004,787	$1,685,716
Shares of investments:	866,909	990,691	402,485	105,750	1,894,128	111,830

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED HERMES MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$2,943,273	$36,920,043	$2,087,711	$4,526,925	$76,676	$55,453
Receivable Dividends and Other	0	0	0	-	-	0
Receivable from the General Account	-	64,860	-	1,758	-	-
Receivable Units of the Account Sold	271	4,105	35	1,123	-	-

Total assets	2,943,544	36,989,009	2,087,745	4,529,806	76,676	55,453

LIABILITIES:
Payable for investments purchased	50	761	45	60	3	1
Payable to the General Account	283	-	1,882	-	-	-
Other payables	321	4,866	79	1,183	3	1

Total liabilities	654	5,627	2,006	1,243	6	2

NET ASSETS	$2,942,891	$36,983,382	$2,085,739	$4,528,563	$76,671	$55,451

NET ASSETS REPRESENTED BY:
Accumulation units	$2,942,891	$36,983,382	$2,085,739	$4,528,563	$76,671	$55,451

ACCUMULATION UNITS OUTSTANDING	152,244	2,224,674	77,193	240,953	6,790	4,420

UNIT VALUE (ACCUMULATION)	$132.36	$116.36	$27.05	$154.77	$45.01	$50.06

(1) Cost of investments:	$3,432,189	$36,120,555	$1,963,899	$4,227,023	$72,918	$48,700
Shares of investments:	245,273	3,308,248	188,252	312,202	8,114	8,733

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LIFETIME 2015 FUND

ASSETS:
Investments at fair value (1)	$141,981	$12,694,976	$5,212,582	$3,751,132	$14,833	$16,316
Receivable Dividends and Other	-	0	0	-	-	-
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	-	-	5,273	1,792	-	-

Total assets	141,981	12,694,976	5,217,854	3,752,924	14,833	16,316

LIABILITIES:
Payable for investments purchased	4	192	76	48	-	0
Payable to the General Account	-	-	-	-	-	-
Other payables	4	192	5,349	1,840	-	1

Total liabilities	8	384	5,425	1,888	-	1

NET ASSETS	$141,974	$12,694,592	$5,212,429	$3,751,036	$14,833	$16,315

NET ASSETS REPRESENTED BY:
Accumulation units	$141,974	$12,694,592	$5,212,429	$3,751,036	$14,833	$16,315

ACCUMULATION UNITS OUTSTANDING	10,883	1,090,717	450,488	328,845	1,139	1,344

UNIT VALUE (ACCUMULATION)	$25.97	$46.46	$92.42	$45.56	$52.07	$48.32

(1) Cost of investments:	$134,068	$12,627,446	$4,935,176	$3,323,668	$14,639	$14,853
Shares of investments:	11,842	839,615	628,022	300,091	1,233	1,105

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND

ASSETS:
Investments at fair value (1)	$	6,845,639	$	981,655	$	287,558	$	912,522	$	22,420	$	87,291
Receivable Dividends and Other		-		-		-		-		-		-
Receivable from the General Account		-		-		-		-		-		-
Receivable Units of the Account Sold		-		-		-		-		-		-

Total assets		6,845,639		981,655		287,558		912,522		22,420		87,291

LIABILITIES:
Payable for investments purchased		87		12		5		14		0		1
Payable to the General Account		-		-		-		-		-		-
Other payables		87		12		5		15		1		1

Total liabilities		174		24		10		29		1		2

NET ASSETS	$	6,845,465	$	981,632	$	287,549	$	912,493	$	22,419	$	87,289

NET ASSETS REPRESENTED BY:
Accumulation units	$	6,845,465	$	981,632	$	287,549	$	912,493	$	22,419	$	87,289

ACCUMULATION UNITS OUTSTANDING		560,114		79,315		23,095		72,474		1,771		6,884

UNIT VALUE (ACCUMULATION)	$	48.67	$	49.35	$	49.78	$	50.34	$	50.60	$	50.69

(1) Cost of investments:	$	6,579,536	$	939,267	$	270,585	$	872,335	$	20,372	$	66,875
Shares of investments:		591,672		63,333		24,084		60,153		1,886		5,754

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$	59,831	$	100,103	$	128,987	$	9,794,219	$	3,977,732	$	5,234,816
Receivable Dividends and Other		-		-		-		0		-		0
Receivable from the General Account		-		-		-		-		-		-
Receivable Units of the Account Sold		0		-		-		7,764		-		5,209

Total assets		59,831		100,103		128,987		9,801,982		3,977,732		5,240,025

LIABILITIES:
Payable for investments purchased		1		1		4		137		58		79
Payable to the General Account		-		-		-		-		-		-
Other payables		0		2		4		7,901		58		5,288

Total liabilities		1		3		8		8,038		116		5,367

NET ASSETS	$	59,830	$	100,100	$	128,979	$	9,793,945	$	3,977,615	$	5,234,658

NET ASSETS REPRESENTED BY:
Accumulation units	$	59,830	$	100,100	$	128,979	$	9,793,945	$	3,977,615	$	5,234,658

ACCUMULATION UNITS OUTSTANDING		4,699		7,908		9,371		807,956		323,684		443,191

UNIT VALUE (ACCUMULATION)	$	50.68	$	50.55	$	54.88	$	96.93	$	49.11	$	94.42

(1) Cost of investments:	$	53,002	$	81,248	$	128,738	$	9,105,573	$	3,715,863	$	4,889,076
Shares of investments:		4,837		5,393		10,369		1,385,321		520,646		584,896

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND

ASSETS:
Investments at fair value (1)	$	6,937,052	$	164,814	$	202,758,270	$	117,351	$	2,109,954	$	36,352,612
Receivable Dividends and Other		0		-		0		-		0		-
Receivable from the General Account		-		-		3,892		-		-		69,150
Receivable Units of the Account Sold		-		-		457,124		-		423		673

Total assets		6,937,052		164,814		203,219,287		117,351		2,110,377		36,422,435

LIABILITIES:
Payable for investments purchased		109		4		3,322		-		31		641
Payable to the General Account		-		-		-		-		-		-
Other payables		109		4		460,447		1,773		454		1,314

Total liabilities		218		8		463,769		1,773		485		1,955

NET ASSETS	$	6,936,834	$	164,806	$	202,755,518	$	115,578	$	2,109,893	$	36,420,480

NET ASSETS REPRESENTED BY:
Accumulation units	$	6,936,834	$	164,806	$	202,755,518	$	115,578	$	2,109,893	$	36,420,480

ACCUMULATION UNITS OUTSTANDING		544,686		17,748		13,266,338		9,965		119,894		829,843

UNIT VALUE (ACCUMULATION)	$	50.78	$	18.54	$	60.96	$	47.10	$	70.23	$	280.83

(1) Cost of investments:	$	6,493,474	$	171,636	$	182,441,465	$	100,818	$	1,647,949	$	28,656,532
Shares of investments:		476,119		15,176		14,090,220		4,040		56,689		697,479

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND

ASSETS:
Investments at fair value (1)	$	15,582,318	$	2,363,769	$	5,033,638	$	3,280,890	$	8,794,096	$	4,082,788
Receivable Dividends and Other		0		-		0		0		-		0
Receivable from the General Account		-		-		5,778		1,794		-		-
Receivable Units of the Account Sold		104		571		20,488		-		845		39,578

Total assets		15,582,422		2,364,339		5,059,904		3,282,684		8,794,941		4,122,366

LIABILITIES:
Payable for investments purchased		254		35		77		70		150		70
Payable to the General Account		20,825		91		-		-		35,949		4,818
Other payables		357		606		20,565		70		995		39,648

Total liabilities		21,436		732		20,642		140		37,094		44,536

NET ASSETS	$	15,560,986	$	2,363,608	$	5,039,262	$	3,282,543	$	8,757,847	$	4,077,830

NET ASSETS REPRESENTED BY:
Accumulation units	$	15,560,986	$	2,363,608	$	5,039,262	$	3,282,543	$	8,757,847	$	4,077,830

ACCUMULATION UNITS OUTSTANDING		649,763		129,676		211,826		72,398		326,482		206,318

UNIT VALUE (ACCUMULATION)	$	146.96	$	127.22	$	159.50	$	45.32	$	168.72	$	152.70

(1) Cost of investments:	$	12,749,276	$	1,854,586	$	5,305,601	$	3,247,073	$	9,016,774	$	4,004,083
Shares of investments:		5,354,748		86,206		312,067		107,818		469,770		776,195

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUITIONAL SHARES

ASSETS:
Investments at fair value (1)	$	14,614,412	$	1,695,443	$	2,894,365	$	5,354,713	$	1,983,768	$	18,009,841
Receivable Dividends and Other		0		-		0		-		0		-
Receivable from the General Account		26,323		143		-		3,609		-		14,143
Receivable Units of the Account Sold		-		-		-		-		-		149,101

Total assets		14,640,735		1,695,586		2,894,365		5,358,322		1,983,768		18,173,084

LIABILITIES:
Payable for investments purchased		258		35		43		108		27		296
Payable to the General Account		-		-		2,226		-		-		-
Other payables		258		35		43		108		27		149,396

Total liabilities		516		70		2,312		216		54		149,692

NET ASSETS	$	14,640,219	$	1,695,516	$	2,892,053	$	5,358,105	$	1,983,715	$	18,023,392

NET ASSETS REPRESENTED BY:
Accumulation units	$	14,640,219	$	1,695,516	$	2,892,053	$	5,358,105	$	1,983,715	$	18,023,392

ACCUMULATION UNITS OUTSTANDING		788,727		62,496		108,567		279,880		174,202		760,801

UNIT VALUE (ACCUMULATION)	$	134.74	$	169.49	$	218.52	$	240.41	$	45.28	$	197.04

(1) Cost of investments:	$	12,509,337	$	2,002,308	$	2,531,528	$	3,897,667	$	1,975,342	$	12,995,807
Shares of investments:		343,707		160,401		140,367		146,504		121,364		413,259

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUITIONAL SHARES
										(1)

ASSETS:
Investments at fair value (1)	$	147,196,168	$	23,633,884	$	43,014,688	$	14,785,058	$	17,657,242	$	1,633,713
Receivable Dividends and Other		0		-		-		0		0		0
Receivable from the General Account		-		49,039		32,374		30,362		-		-
Receivable Units of the Account Sold		15,936		1,789		1,374		711		2,069		-

Total assets		147,212,104		23,684,712		43,048,436		14,816,131		17,659,310		1,633,713

LIABILITIES:
Payable for investments purchased		2,641		399		833		269		253		22
Payable to the General Account		5,391		-		-		-		-		-
Other payables		18,577		2,188		2,206		980		2,321		22

Total liabilities		26,609		2,587		3,039		1,249		2,574		44

NET ASSETS	$	147,185,495	$	23,682,124	$	43,045,397	$	14,814,882	$	17,656,737	$	1,633,670

NET ASSETS REPRESENTED BY:
Accumulation units	$	147,185,495	$	23,682,124	$	43,045,397	$	14,814,882	$	17,656,737	$	1,633,670

ACCUMULATION UNITS OUTSTANDING		6,965,832		1,461,341		2,361,659		540,136		442,111		40,669

UNIT VALUE (ACCUMULATION)	$	145.53	$	122.54	$	97.32	$	194.85	$	199.56	$	80.22

(1) Cost of investments:	$	113,934,453	$	22,280,141	$	39,940,806	$	9,527,258	$	14,600,822	$	1,291,285
Shares of investments:		3,192,975		1,853,638		3,076,873		232,396		861,329		80,320

		(1) Fund name changed from Janus Henderson VIT Global Technology Portfolio Service Shares.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$	3,417,672	$	1,698,739	$	10,068,670	$	378,339	$	3,034,899	$	13,336,003
Receivable Dividends and Other		0		0		0		-		0		-
Receivable from the General Account		14,105		20,839		33,420		-		3,104		1,667
Receivable Units of the Account Sold		-		-		-		-		-		586

Total assets		3,431,777		1,719,578		10,102,090		378,339		3,038,002		13,338,257

LIABILITIES:
Payable for investments purchased		67		23		217		1		44		207
Payable to the General Account		-		-		-		-		-		-
Other payables		67		23		217		2		44		794

Total liabilities		134		46		434		3		88		1,001

NET ASSETS	$	3,431,643	$	1,719,532	$	10,101,656	$	378,336	$	3,037,914	$	13,337,256

NET ASSETS REPRESENTED BY:
Accumulation units	$	3,431,643	$	1,719,532	$	10,101,656	$	378,336	$	3,037,914	$	13,337,256

ACCUMULATION UNITS OUTSTANDING		105,697		139,584		155,977		36,485		111,567		856,863

UNIT VALUE (ACCUMULATION)	$	32.33	$	12.17	$	64.55	$	41.47	$	195.68	$	113.22

(1) Cost of investments:	$	3,077,193	$	1,446,318	$	6,005,101	$	375,086	$	2,773,274	$	12,863,781
Shares of investments:		89,444		46,439		204,026		31,847		125,877		631,141

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II CORE EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,569,211	$	28,390,220	$	52,472	$	932,442	$	44,936,871	$	109,854
Receivable Dividends and Other		-		-		-		-		0		-
Receivable from the General Account		-		97,605		-		-		19,335		-
Receivable Units of the Account Sold		20,000		12,672		-		-		26,453		-

Total assets		1,589,211		28,500,497		52,472		932,442		44,982,660		109,854

LIABILITIES:
Payable for investments purchased		12		502		-		12		787		1
Payable to the General Account		-		-		-		-		-		-
Other payables		20,012		13,175		-		12		27,240		2

Total liabilities		20,024		13,677		-		24		28,027		3

NET ASSETS	$	1,569,186	$	28,486,820	$	52,472	$	932,419	$	44,954,632	$	109,851

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,569,186	$	28,486,820	$	52,472	$	932,419	$	44,954,632	$	109,851

ACCUMULATION UNITS OUTSTANDING		148,708		453,890		4,063		74,352		1,631,515		10,317

UNIT VALUE (ACCUMULATION)	$	42.19	$	377.75	$	51.65	$	50.10	$	217.91	$	42.53

(1) Cost of investments:	$	1,588,453	$	17,248,189	$	46,138	$	813,384	$	32,923,381	$	97,395
Shares of investments:		109,582		359,752		1,908		57,952		1,303,652		10,069

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT MID CAP INDEX FUND

ASSETS:
Investments at fair value (1)	$	654,409	$	6,678,852	$	3,612,573	$	562,103	$	720,106	$	20,267,854
Receivable Dividends and Other		0		-		-		0		0		0
Receivable from the General Account		-		-		40,077		3,901		-		42,242
Receivable Units of the Account Sold		-		50		98		-		-		243,690

Total assets		654,409		6,678,902		3,652,748		566,005		720,106		20,553,786

LIABILITIES:
Payable for investments purchased		9		124		76		9		8		342
Payable to the General Account		-		25,204		-		-		-		-
Other payables		9		175		174		9		8		244,032

Total liabilities		18		25,503		250		18		16		244,374

NET ASSETS	$	654,391	$	6,653,399	$	3,652,498	$	565,987	$	720,090	$	20,309,413

NET ASSETS REPRESENTED BY:
Accumulation units	$	654,391	$	6,653,399	$	3,652,498	$	565,987	$	720,090	$	20,309,413

ACCUMULATION UNITS OUTSTANDING		50,533		350,953		80,392		34,102		41,794		603,580

UNIT VALUE (ACCUMULATION)	$	51.69	$	137.45	$	44.94	$	123.28	$	34.27	$	262.63

(1) Cost of investments:	$	633,974	$	5,942,674	$	4,361,019	$	607,019	$	541,757	$	20,061,281
Shares of investments:		76,183		192,530		210,892		31,193		23,395		895,223

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,241,461	$	813,818	$	34,395,587	$	78,091,995	$	3,517,489	$	149,373,662
Receivable Dividends and Other		-		-		-		-		-		0
Receivable from the General Account		-		-		-		151,152		-		76,425
Receivable Units of the Account Sold		-		22,426		17,334		106,998		-		223,640

Total assets		1,241,461		836,244		34,412,921		78,350,145		3,517,489		149,673,728

LIABILITIES:
Payable for investments purchased		19		10		607		1,491		54		2,795
Payable to the General Account		28		-		147,031		-		1,623		-
Other payables		19		22,437		17,941		108,490		55		226,435

Total liabilities		66		22,447		165,579		109,981		1,732		229,230

NET ASSETS	$	1,241,394	$	813,797	$	34,247,342	$	78,240,163	$	3,515,757	$	149,444,498

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,241,394	$	813,797	$	34,247,342	$	78,240,163	$	3,515,757	$	149,444,498

ACCUMULATION UNITS OUTSTANDING		205,322		68,566		1,618,419		5,870,921		296,090		9,138,714

UNIT VALUE (ACCUMULATION)	$	42.13	$	47.26	$	172.90	$	99.17	$	47.29	$	126.13

(1) Cost of investments:	$	1,269,079	$	761,148	$	32,855,940	$	77,516,504	$	3,146,169	$	141,280,136
Shares of investments:		205,200		60,552		4,294,081		7,523,314		252,693		12,888,150

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIONEER BOND VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,435,409	$5,667,242	$1,245,893	$9,000,237	$1,823,945	$484,642
Receivable Dividends and Other	-	-	0	0	-	-
Receivable from the General Account	-	2,551	4,561	363	3,838	-
Receivable Units of the Account Sold	-	528,886	-	234,743	-	-

Total assets	1,435,409	6,198,678	1,250,454	9,235,344	1,827,783	484,642

LIABILITIES:
Payable for investments purchased	20	93	24	161	34	7
Payable to the General Account	-	-	-	-	-	-
Other payables	20	528,979	23	234,905	34	7

Total liabilities	40	529,072	47	235,066	68	14

NET ASSETS	$1,435,370	$5,669,606	$1,250,407	$9,000,278	$1,827,714	$484,628

NET ASSETS REPRESENTED BY:
Accumulation units	$1,435,370	$5,669,606	$1,250,407	$9,000,278	$1,827,714	$484,628

ACCUMULATION UNITS OUTSTANDING	121,525	167,932	62,519	205,667	42,740	48,508

UNIT VALUE (ACCUMULATION)	$47.07	$243.95	$133.79	$261.69	$206.43	$43.47

(1) Cost of investments:	$1,331,193	$5,065,251	$1,351,363	$6,822,166	$812,082	$678,610
Shares of investments:	121,851	336,735	70,231	239,878	22,862	18,491

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL VALUE FUND

ASSETS:
Investments at fair value (1)	$14,418,112	$	889,574	$	4,564,621	$	6,655,751	$	1,536,651	$	1,202,217
Receivable Dividends and Other	-		0		0		0		0		-
Receivable from the General Account	34,470		-		1,931		-		-		-
Receivable Units of the Account Sold	155,961		-		-		-		-		-

Total assets	14,608,544		889,574		4,566,552		6,655,751		1,536,651		1,202,217

LIABILITIES:
Payable for investments purchased	249		16		86		111		21		15
Payable to the General Account	-		-		-		-		-		-
Other payables	156,210		16		86		111		22		15

Total liabilities	156,459		32		172		222		43		30

NET ASSETS	$14,452,085	$	889,542	$	4,566,380	$	6,655,530	$	1,536,608	$	1,202,188

NET ASSETS REPRESENTED BY:
Accumulation units	$14,452,085	$	889,542	$	4,566,380	$	6,655,530	$	1,536,608	$	1,202,188

ACCUMULATION UNITS OUTSTANDING	565,956		60,738		159,834		550,303		108,918		105,464

UNIT VALUE (ACCUMULATION)	$185.32	$	58.73	$	192.81	$	48.19	$	56.31	$	45.30

(1) Cost of investments:	$12,923,747	$	824,913	$	3,979,411	$	6,396,801	$	1,313,185	$	1,143,770
Shares of investments:	565,195		48,851		264,309		573,772		92,181		116,156

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND SMALL- CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$4,610,134	$	1,193,159	$	134,823	$	2,852,986	$	168,228,337	$	511,874,281
Receivable Dividends and Other	-		-		0		0		-		0
Receivable from the General Account	1,311		-		-		1,667		423,214		16,094
Receivable Units of the Account Sold	1,905		27,908		-		-		181,878		213,266

Total assets	4,613,351		1,221,067		134,823		2,854,653		168,833,429		512,103,641

LIABILITIES:
Payable for investments purchased	95		22		1		47		3,347		8,525
Payable to the General Account	-		-		-		-		-		-
Other payables	2,000		27,930		0		47		185,225		221,791

Total liabilities	2,095		27,952		1		94		188,572		230,316

NET ASSETS	$4,611,256	$	1,193,115	$	134,822	$	2,854,558	$	168,644,857	$	511,873,326

NET ASSETS REPRESENTED BY:
Accumulation units	$4,611,256	$	1,193,115	$	134,822	$	2,854,558	$	168,644,857	$	511,873,326

ACCUMULATION UNITS OUTSTANDING	394,666		58,311		10,381		117,994		15,299,461		17,059,022

UNIT VALUE (ACCUMULATION)	$91.41	$	142.92	$	25.86	$	119.85	$	85.37	$	270.74

(1) Cost of investments:	$4,821,071	$	1,021,017	$	127,448	$	3,660,682	$	168,231,953	$	337,030,286
Shares of investments:	510,535		55,111		13,231		393,515		168,228,337		9,237,940

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND

ASSETS:
Investments at fair value (1)	$6,372,994	$	6,995,736	$	4,342,121	$	1,610,777	$	4,156,121	$	6,240,360
Receivable Dividends and Other	-		0		-		0		-		0
Receivable from the General Account	-		-		-		-		9,548		2,188
Receivable Units of the Account Sold	-		5		-		-		9,939		-

Total assets	6,372,994		6,995,740		4,342,121		1,610,777		4,175,608		6,242,548

LIABILITIES:
Payable for investments purchased	78		-		53		20		61		99
Payable to the General Account	-		-		-		-		-		-
Other payables	78		104		53		20		10,000		99

Total liabilities	156		104		106		40		10,061		198

NET ASSETS	$6,372,839	$	6,995,636	$	4,342,015	$	1,610,737	$	4,165,547	$	6,242,350

NET ASSETS REPRESENTED BY:
Accumulation units	$6,372,839	$	6,995,636	$	4,342,015	$	1,610,737	$	4,165,547	$	6,242,350

ACCUMULATION UNITS OUTSTANDING	491,659		500,781		292,168		62,328		163,424		520,906

UNIT VALUE (ACCUMULATION)	$25.82	$	27.85	$	29.59	$	51.49	$	127.85	$	87.26

(1) Cost of investments:	$5,786,526	$	6,195,602	$	3,769,150	$	1,250,818	$	3,377,194	$	6,676,604
Shares of investments:	453,917		446,157		247,838		26,389		71,707		469,907

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES		TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC		TOUCHSTONE VST SMALL COMPANY FUND

ASSETS:
Investments at fair value (1)	$8,883,848	$	1,162,064	$	7,344,776	$	9,634,614	$	4,501,502	$	6,837,465
Receivable Dividends and Other	0		-		0		0		0		-
Receivable from the General Account	-		2,141		447		9,552		1,152		2,059
Receivable Units of the Account Sold	1,005		-		-		183,744		-		15,268

Total assets	8,884,852		1,164,204		7,345,223		9,827,910		4,502,654		6,854,792

LIABILITIES:
Payable for investments purchased	153		18		137		170		76		96
Payable to the General Account	6,876		-		-		-		-		-
Other payables	1,157		18		137		183,914		75		15,364

Total liabilities	8,186		36		274		184,084		151		15,460

NET ASSETS	$8,876,666	$	1,164,168	$	7,344,949	$	9,643,826	$	4,502,503	$	6,839,332

NET ASSETS REPRESENTED BY:
Accumulation units	$8,876,666	$	1,164,168	$	7,344,949	$	9,643,826	$	4,502,503	$	6,839,332

ACCUMULATION UNITS OUTSTANDING	927,991		110,610		517,787		220,508		117,648		224,078

UNIT VALUE (ACCUMULATION)	$65.95	$	41.67	$	107.32	$	263.38	$	260.04	$	253.52

(1) Cost of investments:	$10,266,729	$	1,043,380	$	6,647,698	$	8,039,403	$	3,515,467	$	6,374,435
Shares of investments:	642,825		76,101		679,443		875,078		409,973		435,230

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$5,910,362	$	3,972,453	$	5,701,377	$	5,912,637	$	15,287,950	$	4,486,341
Receivable Dividends and Other	-		-		0		-		0		-
Receivable from the General Account	318		9,559		-		-		-		-
Receivable Units of the Account Sold	207,937		-		-		2,448		3,418		-

Total assets	6,118,617		3,982,012		5,701,377		5,915,085		15,291,368		4,486,341

LIABILITIES:
Payable for investments purchased	63		70		507		499		1,297		437
Payable to the General Account	-		-		1,192		1,128		-		301
Other payables	208,000		70		506		2,947		4,715		437

Total liabilities	208,063		139		2,205		4,574		6,012		1,175

NET ASSETS	$5,910,554	$	3,981,873	$	5,699,172	$	5,910,512	$	15,285,356	$	4,485,165

NET ASSETS REPRESENTED BY:
Accumulation units	$5,910,554	$	3,981,873	$	5,699,172	$	5,910,512	$	15,285,356	$	4,485,165

ACCUMULATION UNITS OUTSTANDING	795,163		294,926		247,156		368,477		797,936		306,466

UNIT VALUE (ACCUMULATION)	$58.12	$	96.75	$	45.73	$	31.84	$	38.15	$	29.12

(1) Cost of investments:	$4,829,848	$	3,748,109	$	4,563,622	$	5,504,191	$	12,863,820	$	4,382,479
Shares of investments:	274,263		449,881		126,109		430,323		593,246		360,928

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND

ASSETS:
Investments at fair value (1)	$4,689,985	$	16,160,202	$	3,891,433	$	6,369,929
Receivable Dividends and Other	-		1		0		-
Receivable from the General Account	-		17,816		40,926		98,760
Receivable Units of the Account Sold	-		181,942		-		-

Total assets	4,689,985		16,359,959		3,932,359		6,468,689

LIABILITIES:
Payable for investments purchased	374		223		52		116
Payable to the General Account	230		-		-		-
Other payables	374		182,165		53		116

Total liabilities	978		182,388		105		232

NET ASSETS	$4,689,007	$	16,177,571	$	3,932,254	$	6,468,456

NET ASSETS REPRESENTED BY:
Accumulation units	$4,689,007	$	16,177,571	$	3,932,254	$	6,468,456

ACCUMULATION UNITS OUTSTANDING	221,330		312,974		140,314		157,620

UNIT VALUE (ACCUMULATION)	$42.15	$	320.49	$	137.85	$	247.84

(1) Cost of investments:	$4,082,796	$	10,958,492	$	3,171,224	$	5,459,787
Shares of investments:	191,506		331,627		96,227		214,982

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS LARGE CAP GROWTH PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO	ALGER BALANCED PORTFOLIO

INVESTMENT INCOME:
Dividends	$123,927	$107,316	$32,861	$(0)	$36,210	$11,293

EXPENSES:
Mortality and expense risk	40,197	41,699	9,559	54,294	18,857	4,464

NET INVESTMENT INCOME (LOSS)	83,730	65,617	23,302	(54,294)	17,353	6,829

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	257,460	105,426	(59,944)	11,480	(302,127)	(238)
Realized gain distributions	419,294	678,706	0	906,185	165,752	3,478
Net realized gain (loss) on investments	676,755	784,133	(59,944)	917,664	(136,376)	3,240

Change in net unrealized appreciation (depreciation) on investments	(618,575)	1,279,861	11,351	2,937,128	75,165	72,031

Net realized and unrealized gain (loss) on investments	58,179	2,063,994	(48,593)	3,854,792	(61,211)	75,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,910	$2,129,611	$(25,291)	$3,800,498	$(43,858)	$82,100

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
						(1)

INVESTMENT INCOME:
Dividends	$0	$66,515	$(0)	$21,166	$359,577	$155,363

EXPENSES:
Mortality and expense risk	17,628	196,961	28,720	885	161,142	36,548

NET INVESTMENT INCOME (LOSS)	(17,628)	(130,446)	(28,720)	20,281	198,435	118,815

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	320,840	1,849,030	86,294	(1,229)	251,740	(46,106)
Realized gain distributions	720,208	5,946,913	811,541	2,906	1,074,451	374,531
Net realized gain (loss) on investments	1,041,048	7,795,943	897,834	1,677	1,326,191	328,425

Change in net unrealized appreciation (depreciation) on investments	506,512	11,017,922	1,973,502	(14,879)	1,758,948	513,953

Net realized and unrealized gain (loss) on investments	1,547,560	18,813,865	2,871,337	(13,203)	3,085,138	842,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,529,932	$18,683,420	$2,842,617	$7,078	$3,283,573	$961,193

	(1) Fund named changed from American Century Investments VP Income & Growth Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND
				(1)	(2)

INVESTMENT INCOME:
Dividends	$32,186	$157,376	$462,015	$29,479	$229	$10,709

EXPENSES:
Mortality and expense risk	36,212	51,022	110,433	735	8	7,039

NET INVESTMENT INCOME (LOSS)	(4,025)	106,355	351,582	28,744	221	3,670

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	75,435	(370,163)	(339,443)	(2,484)	(29)	124,407
Realized gain distributions	97,076	0	525,051	0	0	49,032
Net realized gain (loss) on investments	172,512	(370,163)	185,608	(2,484)	(29)	173,439

Change in net unrealized appreciation (depreciation) on investments	1,543,030	12,757	(1,814,234)	2,381	775	293,084

Net realized and unrealized gain (loss) on investments	1,715,541	(357,406)	(1,628,626)	(103)	746	466,523

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,711,516	$(251,051)	$(1,277,045)	$28,641	$967	$470,193

	(1) For the period of July 02, 2020 to December 31, 2020. (2) For the period of July 07, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND		BLACKROCK GLOBAL ALLOCATION VI FUND
		(1)

INVESTMENT INCOME:
Dividends	$	3	$	54,284	$	15,108	$	2,898	$	7,078	$	107,331

EXPENSES:
Mortality and expense risk		763		18,091		8,888		16,879		2,228		41,323

NET INVESTMENT INCOME (LOSS)		(760)		36,193		6,220		(13,981)		4,850		66,008

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		143		(5,420)		(26,096)		9,751		21,305		126,202
Realized gain distributions		120		114,010		0		42,758		1,013		440,968
Net realized gain (loss) on investments		263		108,590		(26,096)		52,509		22,318		567,169

Change in net unrealized appreciation (depreciation) on investments		80,070		504,697		362,694		838,463		48,901		925,816

Net realized and unrealized gain (loss) on investments		80,333		613,288		336,598		890,971		71,219		1,492,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	79,573	$	649,481	$	342,818	$	876,990	$	76,069	$	1,558,993

		(1) For the period of May 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		BNY MELLON IP MIDCAP STOCK PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
INVESTMENT INCOME:
Dividends	$	19,884	$	74,725	$	43,069	$	3,598	$	269	$	543

EXPENSES:
Mortality and expense risk		12,327		53,344		30,395		2,736		6,466		843

NET INVESTMENT INCOME (LOSS)		7,557		21,381		12,674		862		(6,197)		(299)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(120,642)		(179,338)		50,230		(5,084)		11,133		4,943
Realized gain distributions		0		773,278		413,942		0		47,387		2,370
Net realized gain (loss) on investments		(120,642)		593,940		464,172		(5,084)		58,520		7,313

Change in net unrealized appreciation (depreciation) on investments		342,157		1,405,602		768,119		115,919		192,531		17,788

Net realized and unrealized gain (loss) on investments		221,515		1,999,542		1,232,291		110,835		251,051		25,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	229,072	$	2,020,923	$	1,244,965	$	111,697	$	244,854	$	24,802

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO- EMERGING MARKETS FUND		COLUMBIA VARIABLE PORTFOLIO- LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO- SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO- SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
				(1)
INVESTMENT INCOME:
Dividends	$	0	$	0	$	0	$	0	$	4,364	$	30,688

EXPENSES:
Mortality and expense risk		6,562		972		20,803		92,062		6,979		19,193

NET INVESTMENT INCOME (LOSS)		(6,562)		(972)		(20,803)		(92,062)		(2,616)		11,495

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(10,484)		12,926		163,471		441,518		(290,529)		(109,641)
Realized gain distributions		160,232		26,453		0		1,425,476		56,067		71,102
Net realized gain (loss) on investments		149,748		39,379		163,471		1,866,994		(234,462)		(38,539)

Change in net unrealized appreciation (depreciation) on investments		538,409		42,364		891,735		4,518,484		323,421		971,989

Net realized and unrealized gain (loss) on investments		688,157		81,743		1,055,206		6,385,479		88,958		933,449

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	681,594	$	80,771		1,034,403	$	6,293,417	$	86,343	$	944,944

		(1) For the period May 20, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES		DELAWARE VIP VALUE SERIES		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
		(1)		(2)
INVESTMENT INCOME:
Dividends	$	9,330	$	0	$	233,662	$	42,700	$	19,508	$	31,767

EXPENSES:
Mortality and expense risk		1,240		0		89,257		41,693		3,691		7,567

NET INVESTMENT INCOME (LOSS)		8,090		0		144,405		1,007		15,817		24,200

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		27,372		(152)		(662,564)		(458,488)		(11,951)		(210,225)
Realized gain distributions		16,402		0		1,013,664		182,410		45,044		0
Net realized gain (loss) on investments		43,774		(152)		351,101		(276,078)		33,093		(210,225)

Change in net unrealized appreciation (depreciation) on investments		(20,493)		8,923		(1,388,433)		1,461,249		4,767		179,831

Net realized and unrealized gain (loss) on investments		23,281		8,771		(1,037,332)		1,185,171		37,860		(30,394)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	31,371	$	8,771	$	(892,927)	$	1,186,178	$	53,677	$	(6,194)

		(1) For the period January 01, 2020 to December 11, 2020. (2) For the period December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DWS CAPITAL GROWTH VIP		DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP		DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP

INVESTMENT INCOME:
Dividends	$	154,073	$	149,370	$	127,208	$	9,922	$	289,883	$	833

EXPENSES:
Mortality and expense risk		168,624		59,251		30,104		5,797		130,925		8,512

NET INVESTMENT INCOME (LOSS)		(14,551)		90,120		97,104		4,125		158,959		(7,679)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,306,832		(173,605)		(171,367)		(78,779)		(1,033,585)		(100,899)
Realized gain distributions		2,094,231		505,317		287,751		0		2,682,607		28,098
Net realized gain (loss) on investments		3,401,064		331,712		116,384		(78,779)		1,649,022		(72,801)

Change in net unrealized appreciation (depreciation) on investments		6,877,311		1,027,588		(1,129,932)		246,747		3,152,624		585,864

Net realized and unrealized gain (loss) on investments		10,278,374		1,359,300		(1,013,548)		167,969		4,801,646		513,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	10,263,823	$	1,449,420	$	(916,444)	$	172,094	$	4,960,605	$	505,384

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DWS SMALL MID CAP VALUE VIP		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND

INVESTMENT INCOME:
Dividends	$	38,522	$	772,868	$	51,216	$	54,927	$	1,401	$	1,051

EXPENSES:
Mortality and expense risk		14,476		193,501		12,750		16,678		677		320

NET INVESTMENT INCOME (LOSS)		24,046		579,366		38,467		38,249		724		731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(336,600)		73,919		13,105		(858,067)		(416)		(31,174)
Realized gain distributions		223,899		0		0		233,618		0		1,517
Net realized gain (loss) on investments		(112,701)		73,919		13,105		(624,449)		(416)		(29,657)

Change in net unrealized appreciation (depreciation) on investments		(5,567)		705,356		(54,862)		752,417		5,357		11,797

Net realized and unrealized gain (loss) on investments		(118,267)		779,276		(41,758)		127,968		4,941		(17,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(94,221)	$	1,358,642	$	(3,291)	$	166,217	$	5,665	$	(17,129)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
										(1)		(2)

INVESTMENT INCOME:
Dividends	$	6,179	$	175,059	$	84,492	$	56,940	$	130	$	276

EXPENSES:
Mortality and expense risk		1,553		48,530		15,523		10,042		0		505

NET INVESTMENT INCOME (LOSS)		4,626		126,529		68,969		46,898		130		(228)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(15,767)		471,724		(25,433)		(37,282)		(4)		(31,108)
Realized gain distributions		4,259		168,785		27,522		30,329		71		0
Net realized gain (loss) on investments		(11,508)		640,510		2,089		(6,953)		66		(31,108)

Change in net unrealized appreciation (depreciation) on investments		5,952		(137,029)		291,788		367,539		194		11,620

Net realized and unrealized gain (loss) on investments		(5,555)		503,480		293,877		360,586		260		(19,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(929)	$	630,010	$	362,846	$	407,484	$	391	$	(19,717)

		(1) For the period December 14, 2020 to December 31, 2020. (2) For the period January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND

INVESTMENT INCOME:
Dividends	$	392	$	123,828	$	15,090	$	4,694	$	14,757	$	385

EXPENSES:
Mortality and expense risk		112		24,022		2,649		791		3,533		91

NET INVESTMENT INCOME (LOSS)		280		99,806		12,441		3,903		11,224		294

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		477		(22,636)		(2,369)		(456)		(1,954)		(34)
Realized gain distributions		534		187,913		20,664		10,119		32,924		972
Net realized gain (loss) on investments		1,012		165,277		18,295		9,664		30,969		938

Change in net unrealized appreciation (depreciation) on investments		700		391,355		61,103		14,711		46,238		1,323

Net realized and unrealized gain (loss) on investments		1,712		556,633		79,398		24,374		77,207		2,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	1,992	$	656,439	$	91,839	$	28,277		88,431	$	2,555

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
		(1)

INVESTMENT INCOME:
Dividends	$	1,334	$	1,034	$	1,286	$	1,166	$	113,737	$	65,096

EXPENSES:
Mortality and expense risk		211		181		239		1,119		33,938		11,637

NET INVESTMENT INCOME (LOSS)		1,124		854		1,047		47		79,799		53,460

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(75)		(16)		(102)		(17,988)		(62,172)		(113,265)
Realized gain distributions		3,459		2,631		3,686		154		137,711		237,276
Net realized gain (loss) on investments		3,384		2,615		3,583		(17,835)		75,540		124,011

Change in net unrealized appreciation (depreciation) on investments		20,417		3,651		17,702		250		778,757		280,761

Net realized and unrealized gain (loss) on investments		23,801		6,266		21,285		(17,585)		854,297		404,772

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	24,925	$	7,120	$	22,332	$	(17,538)	$	934,096	$	458,232

		(1) For the period April 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
										(1)

INVESTMENT INCOME:
Dividends	$	47,413	$	209,754	$	3,410	$	3,872,140	$	0	$	20

EXPENSES:
Mortality and expense risk		15,802		31,490		1,066		893,538		0		7,595

NET INVESTMENT INCOME (LOSS)		31,611		178,264		2,344		2,978,602		0		(7,575)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(44,595)		92,725		(26,891)		(59,152)		132		9,512
Realized gain distributions		49,995		35,188		0		7,357,189		0		56,285
Net realized gain (loss) on investments		5,400		127,913		(26,891)		7,298,037		132		65,796

Change in net unrealized appreciation (depreciation) on investments		353,095		238,957		(5,370)		13,138,106		16,534		343,772

Net realized and unrealized gain (loss) on investments		358,495		366,870		(32,261)		20,436,143		16,665		409,569

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	390,106	$	545,134	$	(29,917)	$	23,414,745	$	16,665	$	401,993

		(1) For the period October 23, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends	$	211,668	$	126,066	$	13,109	$	104,873	$	39,435	$	176,699

EXPENSES:
Mortality and expense risk		161,953		66,871		9,666		23,188		19,235		45,485

NET INVESTMENT INCOME (LOSS)		49,715		59,195		3,443		81,685		20,200		131,214

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		540,514		(33,750)		(139,661)		(476,408)		128,161		(933,282)
Realized gain distributions		1,102,850		186,198		29,693		115,052		680,282		130,083
Net realized gain (loss) on investments		1,643,363		152,448		(109,968)		(361,356)		808,443		(803,199)

Change in net unrealized appreciation (depreciation) on investments		5,888,476		2,362,758		582,583		126,410		(472,843)		456,933

Net realized and unrealized gain (loss) on investments		7,531,839		2,515,206		472,615		(234,946)		335,600		(346,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	7,581,554	$	2,574,401	$	476,058	$	(153,261)	$	355,800	$	(215,052)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY
INVESTMENT INCOME:
Dividends	$210,997	$	303,677	$	10,738	$	7,834	$	(0)	$	49,203

EXPENSES:
Mortality and expense risk	24,118		71,529		9,627		11,631		28,007		8,742

NET INVESTMENT INCOME (LOSS)	186,879		232,148		1,111		(3,797)		(28,007)		40,461

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(392,464)		137,867		(97,111)		(128,460)		884,750		(367,007)
Realized gain distributions	0		292,569		303,992		195,179		437,595		382
Net realized gain (loss) on investments	(392,464)		430,436		206,881		66,719		1,322,345		(366,625)

Change in net unrealized appreciation (depreciation) on investments	206,745		906,797		(105,601)		481,947		667,726		231,804

Net realized and unrealized gain (loss) on investments	(185,720)		1,337,233		101,281		548,665		1,990,071		(134,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,159	$	1,569,381	$	102,391	$	544,868	$	1,962,064	$	(94,361)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
												(1)

INVESTMENT INCOME:
Dividends	$	404,111	$	2,787,811	$	620,341	$	1,026,913	$	103,377	$	357

EXPENSES:
Mortality and expense risk		78,762		692,846		106,150		233,732		69,863		54,424

NET INVESTMENT INCOME (LOSS)		325,350		2,094,965		514,191		793,181		33,514		(54,067)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		542,124		3,317,158		104,438		365,465		309,126		2,053,663
Realized gain distributions		165,808		1,239,547		0		0		656,514		1,036,728
Net realized gain (loss) on investments		707,931		4,556,705		104,438		365,465		965,640		3,090,391

Change in net unrealized appreciation (depreciation) on investments		1,100,491		10,626,860		1,369,698		2,779,759		1,318,870		1,951,344

Net realized and unrealized gain (loss) on investments		1,808,422		15,183,565		1,474,136		3,145,224		2,284,510		5,041,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	2,133,772	$	17,278,530	$	1,988,327	$	3,938,405	$	2,318,024	$	4,987,668

		(1) Fund name changed from Janus Henderson VIT Global Technology Portfolio Service Shares.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
										(1)

INVESTMENT INCOME:
Dividends	$	26	$	38,731	$	14,774	$	46,549	$	0	$	25,491

EXPENSES:
Mortality and expense risk		3,405		17,728		6,340		53,053		44		12,523

NET INVESTMENT INCOME (LOSS)		(3,379)		21,003		8,434		(6,504)		(44)		12,969

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		32,788		(106,914)		(318)		329,499		(219)		(305,046)
Realized gain distributions		75,101		0		0		685,891		0		167,881
Net realized gain (loss) on investments		107,889		(106,914)		(318)		1,015,389		(219)		(137,166)

Change in net unrealized appreciation (depreciation) on investments		293,685		531,264		170,811		1,479,645		3,253		445,209

Net realized and unrealized gain (loss) on investments		401,574		424,350		170,493		2,495,035		3,034		308,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	398,195	$	445,353	$	178,927	$	2,488,531		2,991	$	321,012

		(1) For the period September 2, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II CORE EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
				(1)				(2)

INVESTMENT INCOME:
Dividends	$	308,405	$	42,791	$	0	$	0	$	9,485	$	311,036

EXPENSES:
Mortality and expense risk		60,869		716		128,092		0		2,083		201,623

NET INVESTMENT INCOME (LOSS)		247,536		42,075		(128,092)		0		7,402		109,413

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(261,175)		4,461		998,292		(48)		2,194		1,510,492
Realized gain distributions		0		0		512,170		0		8,628		813,698
Net realized gain (loss) on investments		(261,175)		4,461		1,510,462		(48)		10,823		2,324,189

Change in net unrealized appreciation (depreciation) on investments		(295,172)		(19,242)		5,312,213		6,335		109,982		4,900,499

Net realized and unrealized gain (loss) on investments		(556,348)		(14,781)		6,822,675		6,287		120,804		7,224,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(308,811)	$	27,294	$	6,694,584	$	6,287	$	128,206	$	7,334,102

		(1) For the period of May 6, 2020 to December 31, 2020.
		(2) For the period of November 2, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$	788	$	6,981	$	143,630	$	99,080	$	3,743	$	2,328

EXPENSES:
Mortality and expense risk		357		2,453		37,797		23,496		2,538		2,174

NET INVESTMENT INCOME (LOSS)		431		4,528		105,832		75,584		1,205		154

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(9,255)		(4,377)		213,706		(110,852)		(48,180)		10,203
Realized gain distributions		7,148		23,640		169,944		98,365		0		25,612
Net realized gain (loss) on investments		(2,107)		19,263		383,649		(12,487)		(48,180)		35,816

Change in net unrealized appreciation (depreciation) on investments		15,696		(409)		(273,107)		(941,854)		23,455		77,660

Net realized and unrealized gain (loss) on investments		13,589		18,854		110,542		(954,341)		(24,725)		113,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	14,020	$	23,382	$	216,375	$	(878,757)	$	(23,520)	$	113,629

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
INVESTMENT INCOME:
Dividends	$	176,946	$	68,973	$	31,189	$	1,539,129	$	952,247	$	49,824

EXPENSES:
Mortality and expense risk		95,724		5,380		2,962		163,830		417,158		14,225

NET INVESTMENT INCOME (LOSS)		81,222		63,593		28,227		1,375,299		535,088		35,599

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(1,738,040)		(201,434)		5,164		(492,253)		(346,377)		34,223
Realized gain distributions		899,755		0		0		0		0		0
Net realized gain (loss) on investments		(838,285)		(201,434)		5,164		(492,253)		(346,377)		34,223

Change in net unrealized appreciation (depreciation) on investments		2,273,614		97,337		20,650		616,895		1,571,303		283,160

Net realized and unrealized gain (loss) on investments		1,435,329		(104,097)		25,815		124,641		1,224,926		317,382

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$	1,516,552	$	(40,504)	$	54,041	$	1,499,940	$	1,760,015	$	352,982

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$	3,079,844	$	40,358	$	34,610	$	11,618	$	0	$	0

EXPENSES:
Mortality and expense risk		743,433		5,595		25,124		6,759		41,660		8,700

NET INVESTMENT INCOME (LOSS)		2,336,411		34,763		9,486		4,859		(41,660)		(8,700)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		28,869		3,344		(367,158)		(57,688)		86,347		74,358
Realized gain distributions		1,599,326		0		305,806		39,514		526,789		0
Net realized gain (loss) on investments		1,628,195		3,344		(61,352)		(18,174)		613,135		74,358

Change in net unrealized appreciation (depreciation) on investments		6,731,850		66,582		894,184		4,528		1,899,587		330,145

Net realized and unrealized gain (loss) on investments		8,360,044		69,926		832,832		(13,645)		2,512,722		404,503

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	10,696,455	$	104,689	$	842,319	$	(8,786)	$	2,471,062	$	395,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$	0	$	240,200	$	17,198	$	21,437	$	317,682	$	22,830

EXPENSES:
Mortality and expense risk		2,249		74,240		4,337		25,567		30,069		5,671

NET INVESTMENT INCOME (LOSS)		(2,249)		165,960		12,861		(4,130)		287,613		17,159

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(97,819)		(401,912)		(6,534)		(265,874)		223,894		7,422
Realized gain distributions		0		967,137		15,517		403,946		56,222		0
Net realized gain (loss) on investments		(97,819)		565,224		8,982		138,072		280,116		7,422

Change in net unrealized appreciation (depreciation) on investments		123,867		(550,743)		70,520		445,968		(236,345)		138,211

Net realized and unrealized gain (loss) on investments		26,049		14,481		79,502		584,040		43,772		145,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	23,800	$	180,442	$	92,363	$	579,910	$	331,385	$	162,792

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND SMALL- CAP PORTFOLIO		SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
INVESTMENT INCOME:
Dividends	$	22,256	$	560,420	$	13,793	$	346	$	20,908	$	412,138

EXPENSES:
Mortality and expense risk		4,307		34,421		6,039		144		13,712		883,701

NET INVESTMENT INCOME (LOSS)		17,949		526,000		7,754		202		7,196		(471,563)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(11,630)		(285,983)		6,054		(4,346)		(235,391)		(290,048)
Realized gain distributions		11,804		0		46,957		0		44,551		0
Net realized gain (loss) on investments		174		(285,983)		53,011		(4,346)		(190,840)		(290,048)

Change in net unrealized appreciation (depreciation) on investments		70,524		(581,803)		116,473		11,639		(128,732)		(3,616)

Net realized and unrealized gain (loss) on investments		70,697		(867,787)		169,484		7,293		(319,573)		(293,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	88,647	$	(341,787)	$	177,238	$	7,496	$	(312,376)	$	(765,227)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO		SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
INVESTMENT INCOME:
Dividends	$	4,826,474	$	104,566	$	140,642	$	81,514	$	0	$	0

EXPENSES:
Mortality and expense risk		2,194,011		21,937		27,238		12,820		5,238		14,898

NET INVESTMENT INCOME (LOSS)		2,632,463		82,629		113,404		68,694		(5,238)		(14,898)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		26,296,216		47,165		231,637		8,565		1,966		180,960
Realized gain distributions		766,831		11,509		18,659		39,058		88,934		225,934

Net realized gain (loss) on investments		27,063,048		58,673		250,296		47,623		90,900		406,894

Change in net unrealized appreciation (depreciation) on investments		45,179,922		256,649		213,680		378,083		291,652		521,533

Net realized and unrealized gain (loss) on investments		72,242,970		315,323		463,976		425,707		382,551		928,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	74,875,433	$	397,951	$	577,380	$	494,401	$	377,313	$	913,529

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES		TOUCHSTONE VST BOND FUND		TOUCHSTONE VST COMMON STOCK FUND		TOUCHSTONE VST COMMON STOCK FUND CLASS SC
INVESTMENT INCOME:
Dividends	$	190,962	$	738,922	$	25,773	$	122,107	$	52,786	$	24,439

EXPENSES:
Mortality and expense risk		29,559		44,327		5,102		35,662		46,176		19,088

NET INVESTMENT INCOME (LOSS)		161,403		694,596		20,671		86,445		6,610		5,351

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(429,431)		(162,728)		(10,677)		67,999		(1,403,472)		60,402
Realized gain distributions		0		0		6,961		0		269,817		125,248
Net realized gain (loss) on investments		(429,431)		(162,728)		(3,715)		67,999		(1,133,655)		185,650

Change in net unrealized appreciation (depreciation) on investments		19,991		(1,096,992)		(90,960)		418,815		2,927,275		666,691

Net realized and unrealized gain (loss) on investments		(409,440)		(1,259,720)		(94,675)		486,814		1,793,621		852,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(248,037)	$	(565,124)	$	(74,004)	$	573,259	$	1,800,230	$	857,692

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		TOUCHSTONE VST SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
INVESTMENT INCOME:
Dividends	$	8,597	$	29,707	$	256,216	$	76,368	$	129,190	$	189,576

EXPENSES:
Mortality and expense risk		28,655		14,149		19,628		20,488		19,702		50,359

NET INVESTMENT INCOME (LOSS)		(20,058)		15,558		236,588		55,880		109,488		139,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(207,780)		(458,599)		(54,258)		265,894		(391,112)		4,877
Realized gain distributions		210,049		0		0		162,594		835,732		709,808
Net realized gain (loss) on investments		2,269		(458,599)		(54,258)		428,489		444,620		714,685

Change in net unrealized appreciation (depreciation) on investments		888,377		1,409,435		121,131		286,718		82,395		1,545,762

Net realized and unrealized gain (loss) on investments		890,646		950,837		66,873		715,206		527,015		2,260,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	870,588	$	966,394	$	303,461	$	771,086	$	636,503	$	2,399,664

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND
INVESTMENT INCOME:
Dividends	$	122,012	$	27,006	$	1	$	0	$	24,193

EXPENSES:
Mortality and expense risk		19,388		15,384		49,634		11,964		30,303

NET INVESTMENT INCOME (LOSS)		102,624		11,622		(49,633)		(11,964)		(6,111)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(145,776)		(141,333)		224,310		32,981		26,115
Realized gain distributions		76,727		390,268		902,552		166,824		418,248

Net realized gain (loss) on investments		(69,049)		248,935		1,126,862		199,805		444,363

Change in net unrealized appreciation (depreciation) on investments		(367,540)		598,358		4,596,463		683,618		627,292

Net realized and unrealized gain (loss) on investments		(436,589)		847,293		5,723,325		883,423		1,071,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(333,965)	$	858,916	$	5,673,692	$	871,459	$	1,065,544

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO		AB VPS INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$83,730	$48,092	$65,617	$(12,325)	$23,302	$4,364
Net realized gain (loss) on investments	676,755	1,223,894	784,133	286,676	(59,944)	(24,262)
Change in net unrealized appreciation (depreciation) on investments	(618,575)	441,340	1,279,861	1,457,666	11,351	346,387

Increase (decrease) in net assets resulting from operations	141,910	1,713,326	2,129,611	1,732,017	(25,291)	326,489

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	45,981	299,245	120	320	-	-
Transfers for contract benefits and terminations	(354,452)	(476,403)	(280,730)	(444,214)	(37,755)	(97,620)
Net transfers	320,128	(90,377)	(260,260)	(218,151)	(385,112)	(106,953)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	1,928	15,519	7,310	(7,058)	(32)	799

Increase (decrease) in net assets resulting from contract transactions	13,585	(252,016)	(533,560)	(669,103)	(422,899)	(204,573)

Total increase (decrease) in net assets	155,494	1,461,310	1,596,051	1,062,914	(448,190)	121,916

NET ASSETS:
Beginning of period	8,977,984	7,516,674	7,898,042	6,835,128	2,215,965	2,093,250

End of period	$9,133,478	$8,977,984	$9,494,093	$7,898,042	$1,767,775	$2,215,166

CHANGES IN UNITS OUTSTANDING:
Units issued	38,326	47,086	1,498	4,886	-	132
Units redeemed	(29,890)	(55,101)	(30,437)	(44,927)	(53,962)	(24,720)

Net increase (decrease)	8,435	(8,015)	(28,939)	(40,041)	(53,962)	(24,588)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AB VPS LARGE CAP GROWTH PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO		ALGER BALANCED PORTFOLIO
	2020	2019	2019		2020	2019	2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,294)	$(52,977)	$535,950	$	17,353	$(8,134)	$6,829	$6,530
Net realized gain (loss) on investments	917,664	2,328,200	(200,182)		(136,376)	525,675	3,240	32,720
Change in net unrealized appreciation (depreciation) on investments	2,937,128	73,473	1,972,621		75,165	347,079	72,031	113,437

Increase (decrease) in net assets resulting from operations	3,800,498	2,348,696	2,308,389		(43,858)	864,620	82,100	152,687

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,667,606	563,909	24,449		10,519	78,651	-	-
Transfers for contract benefits and terminations	(447,917)	(464,182)	(17,155,945)		(160,024)	(224,065)	(14,808)	(107,148)
Net transfers	2,315,386	(742,276)	(1,230,649)		96,524	(861,187)	(31)	-
Contract maintenance charges	-	-			-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	(233,379)		369	(102)	3,607	(439)

Increase (decrease) in net assets resulting from contract transactions	4,535,075	(642,549)	(18,595,524)		(52,612)	(1,006,703)	(11,232)	(107,587)

Total increase (decrease) in net assets	8,335,573	1,706,147	(16,287,135)		(96,470)	(142,083)	70,868	45,100

NET ASSETS:
Beginning of period	9,182,917	7,476,770	16,287,135		4,590,565	4,732,648	908,649	863,549

End of period	$17,518,490	$9,182,917	$0	$	4,494,095	$4,590,565	$979,517	$908,649

CHANGES IN UNITS OUTSTANDING:
Units issued	276,295	134,551	22,304		39,800	12,303	-	166
Units redeemed	(107,058)	(174,751)	(460,880)		(53,398)	(53,442)	(710)	(4,915)

Net increase (decrease)	169,236	(40,200)	(438,576)		(13,599)	(41,139)	(710)	(4,749)

	(1) For the period January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(17,628)	$(14,536)	$(130,446)	$(223,895)	$(28,720)	$(38,178)
Net realized gain (loss) on investments	1,041,048	243,214	7,795,943	1,158,756	897,834	897,407
Change in net unrealized appreciation (depreciation) on investments	506,512	385,269	11,017,922	5,719,373	1,973,502	338,860

Increase (decrease) in net assets resulting from operations	1,529,932	613,947	18,683,420	6,654,234	2,842,617	1,198,089

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	488,392	118,265	12,634	40,421	-	135
Transfers for contract benefits and terminations	(130,782)	(133,188)	(1,166,229)	(1,964,088)	(295,136)	(398,626)
Net transfers	1,481,016	(90,442)	1,299,304	(3,254,478)	285,085	(407,059)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(1,665)	-	29,859	(68,427)	(3,297)	(7,082)

Increase (decrease) in net assets resulting from contract transactions	1,836,961	(105,365)	175,568	(5,246,572)	(13,348)	(812,632)

Total increase (decrease) in net assets	3,366,893	508,582	18,858,988	1,407,662	2,829,269	385,457

NET ASSETS:
Beginning of period	2,409,577	1,900,995	29,042,763	27,635,101	4,699,005	4,313,548

End of period	$5,776,470	$2,409,577	$47,901,751	$29,042,763	$7,528,274	$4,699,005

CHANGES IN UNITS OUTSTANDING:
Units issued	196,467	25,539	166,832	29,870	22,280	25,254
Units redeemed	(98,081)	(32,165)	(188,529)	(179,985)	(24,849)	(49,475)

Net increase (decrease)	98,386	(6,626)	21,697	(150,115)	(2,569)	(24,221)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP DISCIPLINED CORE VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,281	$(1,200)	$198,435	$235,319	$118,815	$103,756
Net realized gain (loss) on investments	1,677	2,786	1,326,191	859,228	328,425	605,643
Change in net unrealized appreciation (depreciation) on investments	(14,879)	58,381	1,758,948	3,625,489	513,953	804,499

Increase (decrease) in net assets resulting from operations	7,078	59,967	3,283,573	4,720,036	961,193	1,513,898

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	8,472	46,910	2,244,717	4,037,824	296,573	286,624
Transfers for contract benefits and terminations	(25,814)	(7,837)	(2,145,609)	(2,059,736)	(556,252)	(642,348)
Net transfers	(30,051)	(16,037)	(1,573,676)	970,201	1,306,091	43,732
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	(5,136)	(30,762)	1,124	(1,435)

Increase (decrease) in net assets resulting from contract transactions	(47,393)	23,036	(1,479,703)	2,917,527	1,047,536	(313,427)

Total increase (decrease) in net assets	(40,315)	83,003	1,803,870	7,637,563	2,008,730	1,200,471

NET ASSETS:
Beginning of period	229,707	146,704	31,687,617	24,050,054	7,945,422	6,744,951

End of period	$189,392	$229,707	$33,491,487	$31,687,617	$9,954,152	$7,945,422

CHANGES IN UNITS OUTSTANDING:
Units issued	729	4,714	271,844	485,447	148,170	38,008
Units redeemed	(4,205)	(3,135)	(335,473)	(240,531)	(127,454)	(38,920)

Net increase (decrease)	(3,476)	1,579	63,629	244,916	20,716	(912)

	‘(1) Fund named changed from American Century Investments VP Income & Growth Fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,025)	$12,074	$106,355	$133,407	$351,582	$320,692
Net realized gain (loss) on investments	172,512	433,598	(370,163)	1,181,815	185,608	2,373,413
Change in net unrealized appreciation (depreciation) on investments	1,543,030	1,117,927	12,757	1,386,375	(1,814,234)	2,730,121

Increase (decrease) in net assets resulting from operations	1,711,516	1,563,599	(251,051)	2,701,597	(1,277,045)	5,424,226

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	76,879	182,276	97,621	391,862	534,435	426,513
Transfers for contract benefits and terminations	(199,511)	(550,458)	(699,236)	(747,241)	(1,162,950)	(1,219,106)
Net transfers	765,944	20,922	(1,149,928)	(293,009)	(2,310,518)	(569,261)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	3,730	(3,260)	3,312	(11,559)	468	(14,320)

Increase (decrease) in net assets resulting from contract transactions	647,043	(350,520)	(1,748,232)	(659,947)	(2,938,565)	(1,376,174)

Total increase (decrease) in net assets	2,358,558	1,213,079	(1,999,283)	2,041,650	(4,215,609)	4,048,052

NET ASSETS:
Beginning of period	6,997,812	5,784,733	11,983,344	9,941,694	25,869,923	21,821,871

End of period	$9,356,370	$6,997,812	$9,984,061	$11,983,344	$21,654,314	$25,869,923

CHANGES IN UNITS OUTSTANDING:
Units issued	113,395	63,532	35,903	44,458	164,933	163,432
Units redeemed	(61,052)	(82,741)	(111,561)	(57,938)	(279,518)	(177,920)

Net increase (decrease)	52,343	(19,209)	(75,658)	(13,480)	(114,585)	(14,488)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BOND FUND	AMERICAN FUNDS IS GLOBAL BOND FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
	2020	2020	2020	2019	2020
	(1)	(2)			(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,744	$221	$3,670	$15,719	$(760)
Net realized gain (loss) on investments	(2,484)	(29)	173,439	139,792	263
Change in net unrealized appreciation (depreciation) on investments	2,381	775	293,084	360,700	80,070

Increase (decrease) in net assets resulting from operations	28,641	967	470,193	516,211	79,573

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,318,214	2,402	126,501	107,853	32,988
Transfers for contract benefits and terminations	(1,693)	-	(28,505)	(75,438)	(2,062)
Net transfers	530,065	27,541	(515,781)	79,761	301,411
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	1,846,587	29,943	(417,785)	112,176	332,337

Total increase (decrease) in net assets	1,875,228	30,910	52,408	628,387	411,910

NET ASSETS:
Beginning of period	-	-	2,075,920	1,447,533	-

End of period	$1,875,228	$30,910	$2,128,328	$2,075,920	$411,910

CHANGES IN UNITS OUTSTANDING:
Units issued	188,483	2,790	20,978	27,014	28,076
Units redeemed	(9,517)	(0)	(46,151)	(20,100)	(1,041)

Net increase (decrease)	178,966	2,790	(25,174)	6,914	27,034

	(1) For the period of July 02, 2020 to December 31, 2020.
	(2) For the period of July 07, 2020 to December 31, 2020.
	(3) For the period of May 21, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH-INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,193	$34,712	$6,220	$19,276	$(13,981)	$15,147
Net realized gain (loss) on investments	108,590	208,622	(26,096)	39,066	52,509	155,571
Change in net unrealized appreciation (depreciation) on investments	504,697	263,699	362,694	302,746	838,463	668,653

Increase (decrease) in net assets resulting from operations	649,481	507,033	342,818	361,088	876,990	839,371

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	431,815	805,321	164,582	741,478	296,145	548,858
Transfers for contract benefits and terminations	(264,358)	(21,329)	(19,126)	(220,975)	(83,513)	(136,268)
Net transfers	751,688	1,157,479	76,214	(124,779)	(437,931)	69,670
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	-	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	919,144	1,941,471	221,670	395,724	(225,299)	482,260

Total increase (decrease) in net assets	1,568,625	2,448,504	564,488	756,812	651,691	1,321,631

NET ASSETS:
Beginning of period	3,832,205	1,383,701	2,222,970	1,466,158	4,186,266	2,864,635

End of period	$5,400,830	$3,832,205	$2,787,458	$2,222,970	$4,837,957	$4,186,266

CHANGES IN UNITS OUTSTANDING:
Units issued	112,252	193,963	33,084	69,983	45,309	67,612
Units redeemed	(30,752)	(16,694)	(13,796)	(34,816)	(62,332)	(32,997)

Net increase (decrease)	81,500	177,269	19,288	35,167	(17,023)	34,615

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BNY MELLON IP MIDCAP STOCK PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,850	$7,032	$66,008	$56,426	$7,557	$(387)
Net realized gain (loss) on investments	22,318	7,054	567,169	314,291	(120,642)	160,754
Change in net unrealized appreciation (depreciation) on investments	48,901	13,032	925,816	1,028,884	342,157	333,464

Increase (decrease) in net assets resulting from operations	76,069	27,118	1,558,993	1,399,601	229,072	493,831

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	153,482	192,684	91,860	335,675	-	-
Transfers for contract benefits and terminations	(2,087)	-	(552,425)	(743,327)	(80,976)	(129,139)
Net transfers	(143,186)	238,194	(923,025)	(216,070)	(159,822)	(278,348)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	-	(364)	624	1,417	(1,629)

Increase (decrease) in net assets resulting from contract transactions	8,209	430,878	(1,383,954)	(623,098)	(239,381)	(409,116)

Total increase (decrease) in net assets	84,278	457,996	175,039	776,503	(10,309)	84,715

NET ASSETS:
Beginning of period	457,996	0	9,175,794	8,399,291	2,807,149	2,722,434

End of period	$542,274	$457,996	$9,350,833	$9,175,794	$2,796,840	$2,807,149

CHANGES IN UNITS OUTSTANDING:
Units issued	26,302	53,463	37,889	128,347	20,949	7,227
Units redeemed	(24,540)	(11,024)	(149,831)	(180,978)	(28,247)	(29,338)

Net increase (decrease)	1,762	42,439	(111,942)	(52,631)	(7,298)	(22,111)

	(1) For the period of July 22, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BNY MELLON VIF APPRECIATION PORTFOLIO		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,381	$35,177	$12,674	$18,898	$862	$(4,235)
Net realized gain (loss) on investments	593,940	824,479	464,172	573,549	(5,084)	103,356
Change in net unrealized appreciation (depreciation) on investments	1,405,602	1,732,822	768,119	705,627	115,919	12,338

Increase (decrease) in net assets resulting from operations	2,020,923	2,592,478	1,244,965	1,298,074	111,697	111,459

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	390	11,634	17,769	196,053	-	-
Transfers for contract benefits and terminations	(442,564)	(452,938)	(90,148)	(162,197)	(8,503)	(45,926)
Net transfers	(630,772)	(313,987)	(619,528)	(98,488)	(272)	(7,266)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase	9,085	(4,884)	(1,033)	(6,895)	-	-

Increase (decrease) in net assets resulting from contract transactions	(1,063,860)	(760,175)	(692,941)	(71,527)	(8,774)	(53,192)

Total increase (decrease) in net assets	957,063	1,832,303	552,024	1,226,547	102,922	58,267

NET ASSETS:
Beginning of period	9,596,157	7,763,854	5,855,440	4,628,893	619,571	561,304

End of period	$10,553,220	$9,596,157	$6,407,464	$5,855,440	722,493	$619,571

CHANGES IN UNITS OUTSTANDING:
Units issued	15,023	11,424	2,093	32,674	0	0
Units redeemed	(48,069)	(41,600)	(35,588)	(31,246)	(564)	(2,389)

Net increase (decrease)	(33,046)	(30,176)	(33,495)	1,428	(564)	(2,389)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,197)	$(21,953)	$(299)	$(192)	$(6,562)	$(9,538)
Net realized gain (loss) on investments	58,520	162,400	7,313	3,393	149,748	215,089
Change in net unrealized appreciation (depreciation) on investments	192,531	716,083	17,788	61,697	538,409	172,828

Increase (decrease) in net assets resulting from operations	244,854	856,530	24,802	64,898	681,594	378,379

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	15,526	2,100	40,419	37,357	228,368	101,997
Transfers for contract benefits and terminations	(52,610)	(121,313)	(26,389)	(8,863)	(22,095)	(49,862)
Net transfers	(143,082)	447,841	(33,324)	(43,511)	(184,600)	(809,210)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	(1,251)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(180,166)	327,377	(19,293)	(15,017)	21,673	(757,075)

Total increase (decrease) in net assets	64,688	1,183,907	5,508	49,881	703,267	(378,696)

NET ASSETS:
Beginning of period	1,397,569	2,307,274	226,569	176,688	1,781,288	2,159,984

End of period	$1,462,257	$3,491,181	$232,077	$226,569	2,484,555	$1,781,288

CHANGES IN UNITS OUTSTANDING:
Units issued	89,661	81,143	3,748	6,965	37,325	13,802
Units redeemed	(111,277)	(58,445)	(5,441)	(7,461)	(39,428)	(72,016)

Net increase (decrease)	(21,617)	22,698	(1,693)	(496)	(2,103)	(58,214)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY- 1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
	2020	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(972)	$(20,803)	$(21,953)	$(92,062)	$(102,558)
Net realized gain (loss) on investments	39,379	163,471	162,400	1,866,994	1,880,601
Change in net unrealized appreciation (depreciation) on investments	42,364	891,735	716,083	4,518,484	3,583,200

Increase (decrease) in net assets resulting from operations	80,771	1,034,403	856,530	6,293,417	5,361,243

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	8,613	367,229	2,100	9,047	101,885
Transfers for contract benefits and terminations	-	(151,895)	(121,313)	(960,057)	(476,308)
Net transfers	477,508	1,002,712	447,841	(948,135)	2,028,850
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase	-	4,310	(1,251)	(1,429)	8,302

Increase (decrease) in net assets resulting from contract transactions	486,121	1,222,357	327,377	(1,900,573)	1,662,729

Total increase (decrease) in net assets	566,892	2,256,760	1,183,907	4,392,844	7,023,972

NET ASSETS:
Beginning of period	-	3,491,181	2,307,274	16,841,782	9,817,810

End of period	$566,892	5,747,941	$3,491,181	$21,234,626	$16,841,782

CHANGES IN UNITS OUTSTANDING:
Units issued	183,370	224,420	81,143	130,040	265,419
Units redeemed	(147,994)	(177,297)	(58,445)	(184,934)	(213,372)

Net increase (decrease)	35,377	47,123	22,698	(54,894)	52,047

	(1) For the period of May 20, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,616)	$(7,536)	$11,495	$2,705	$8,090	$1,929
Net realized gain (loss) on investments	(234,462)	49,627	(38,539)	(15,594)	43,774	(1,454)
Change in net unrealized appreciation (depreciation) on investments	323,421	243,380	971,989	795,656	(20,493)	37,863

Increase (decrease) in net assets resulting from operations	86,343	285,471	944,944	782,767	31,371	38,338

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,175	4,524	150,548	436,864	88,583	94,293
Transfers for contract benefits and terminations	(64,459)	(97,501)	(183,933)	(344,993)	(248)
Net transfers	423,214	4,363	314,840	(79,568)	(334,529)	(153,457)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	396	(224)	(89,503)	-	-	-

Increase (decrease) in net assets resulting from contract transactions	362,325	(88,838)	191,953	12,303	(246,194)	(59,164)

Total increase (decrease) in net assets	448,668	196,633	1,136,897	795,070	(214,823)	(20,826)

NET ASSETS:
Beginning of period	1,669,642	1,473,009	4,355,071	3,560,001	214,812	235,638

End of period	$2,118,310	$1,669,642	$5,491,968	$4,355,071	$(11)	$214,812

CHANGES IN UNITS OUTSTANDING:
Units issued	37,646	9,847	130,059	95,351	26,376	11,839
Units redeemed	(33,512)	(13,733)	(119,978)	(93,280)	(48,312)	(18,447)

Net increase (decrease)	(4,134)	(3,886)	10,081	2,071	(21,936)	(6,608)

	(1) For the period January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP SMALL CAP VALUE SERIES				DELAWARE VIP SMID CAP CORE SERIES
		2020		2020		2019		2020		2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	0	$	144,405	$	68,455	$	1,007	$	(9,576)
Net realized gain (loss) on investments		(152)		351,101		1,695,907		(276,078)		(350,567)
Change in net unrealized appreciation (depreciation) on investments		8,923		(1,388,433)		3,023,706		1,461,249		2,547,165

Increase (decrease) in net assets resulting from operations		8,771		(892,927)		4,788,068		1,186,178		2,187,022

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		-		38,039		324,380		89,289		475,550
Transfers for contract benefits and terminations		-		(774,956)		(764,150)		(654,647)		(1,011,861)
Net transfers		494,078		(1,537,182)		96,693		657,882		(1,125,561)
Contract maintenance charges		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		-		4,889		(4,910)		1,642		(395)

Increase (decrease) in net assets resulting from contract transactions		494,078		(2,269,209)		(347,987)		94,166		(1,662,267)

Total increase (decrease) in net assets		502,849		(3,162,136)		4,440,081		1,280,345		524,755

NET ASSETS:
Beginning of period		-		22,309,936		17,869,855		9,101,120		8,576,365

End of period	$	502,849	$	19,147,800	$	22,309,936	$	10,381,465	$	9,101,120

CHANGES IN UNITS OUTSTANDING:
Units issued		49,408		67,783		64,253		129,218		91,966
Units redeemed		-		(109,082)		(53,148)		(83,050)		(156,663)

Net increase (decrease)		49,408		(41,299)		11,105		46,168		(64,697)

		(1) For the period of December 11, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DELAWARE VIP VALUE SERIES				DIMENSIONAL VA US TARGETED VALUE PORTFOLIO				DWS CAPITAL GROWTH VIP
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	15,817	$	5,278	$	24,200	$	21,155	$	(14,551)	$	(82,403)
Net realized gain (loss) on investments		33,093		54,671		(210,225)		22,023		3,401,064		3,244,952
Change in net unrealized appreciation (depreciation) on investments		4,767		89,294		179,831		359,104		6,877,311		4,977,838

Increase (decrease) in net assets resulting from operations		53,677		149,243		(6,194)		402,282		10,263,823		8,140,387

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		175,786		112,065		248,584		261,380		577,225		472,991
Transfers for contract benefits and terminations		(1,216)		(23,329)		(254,728)		(110,491)		(1,230,063)		(1,226,088)
Net transfers		(22,891)		162,654		(92,823)		37,442		(2,671,787)		(314,823)
Contract maintenance charges		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		-		-		-		-		19,017		(77,717)

Increase (decrease) in net assets resulting from contract transactions		151,679		251,390		(98,966)		188,331		(3,305,607)		(1,145,637)

Total increase (decrease) in net assets		205,356		400,633		(105,160)		590,613		6,958,215		6,994,750

NET ASSETS:
Beginning of period		838,135		437,502		2,310,559		1,719,946		29,819,190		22,824,440

End of period	$	1,043,491	$	838,135	$	2,205,399	$	2,310,559	$	36,777,405	$	29,819,190

CHANGES IN UNITS OUTSTANDING:
Units issued		21,779		67,771		43,297		35,661		182,523		213,898
Units redeemed		(5,565)		(42,991)		(56,444)		(19,872)		(286,362)		(221,261)

Net increase (decrease)		16,214		24,780		(13,147)		15,789		(103,839)		(7,363)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DWS CORE EQUITY VIP				DWS CROCI® U.S. VIP				DWS GLOBAL SMALL CAP VIP
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	90,120	$	48,555	$	97,104	$	77,685	$	4,125	$	(8,367)
Net realized gain (loss) on investments		331,712		1,216,135		116,384		486,375		(78,779)		(26,282)
Change in net unrealized appreciation (depreciation) on investments		1,027,588		1,913,417		(1,129,932)		1,217,231		246,747		248,621

Increase (decrease) in net assets resulting from operations		1,449,420		3,178,107		(916,444)		1,781,291		172,094		213,972

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		253,670		80,994		13,464		9,148		57,361		144,427
Transfers for contract benefits and terminations		(747,837)		(813,507)		(246,487)		(510,190)		(10,023)		(221,113)
Net transfers		(1,912,046)		(630,675)		(709,658)		15,136		(370,584)		271,982
Contract maintenance charges		-				-				-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		(2,566)		(3,590)		(1,343)		(4,115)		-		-

Increase (decrease) in net assets resulting from contract transactions		(2,408,778)		(1,366,778)		(944,023)		(490,021)		(323,245)		195,296

Total increase (decrease) in net assets		(959,358)		1,811,329		(1,860,467)		1,291,270		(151,151)		409,268

NET ASSETS:
Beginning of period		13,086,311		11,274,982		7,065,396		5,774,126		1,409,542		1,000,274

End of period	$	12,126,953	$	13,086,311	$	5,204,929	$	7,065,396	$	1,258,391	$	1,409,542

CHANGES IN UNITS OUTSTANDING:
Units issued		40,327		30,560		5,119		19,522		22,679		49,081
Units redeemed		(149,597)		(80,255)		(63,671)		(44,997)		(52,680)		(30,625)

Net increase (decrease)		(109,269)		(49,695)		(58,552)		(25,475)		(30,001)		18,456

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DWS SMALL CAP INDEX VIP				DWS SMALL MID CAP GROWTH VIP				DWS SMALL MID CAP VALUE VIP
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	158,959	$	77,886	$	(7,679)	$	(10,999)	$	24,046	$	856
Net realized gain (loss) on investments		1,649,022		2,175,310		(72,801)		21,862		(112,701)		143,958
Change in net unrealized appreciation (depreciation) on investments		3,152,624		3,195,384		585,864		311,118		(5,567)		509,368

Increase (decrease) in net assets resulting from operations		4,960,605		5,448,580		505,384		321,981		(94,221)		654,182

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		1,173,205		2,610,766		5,860		80,913		970		13,850
Transfers for contract benefits and terminations		(832,383)		(968,309)		(62,030)		(85,125)		(191,808)		(181,104)
Net transfers		(906,926)		(534,047)		(222,113)		(115,519)		(251,135)		(313,902)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		36,374		(71,555)		(6,743)		(27,014)		(263)		(618)

Increase (decrease) in net assets resulting from contract transactions		(529,730)		1,036,855		(285,026)		(146,745)		(442,236)		(481,774)

Total increase (decrease) in net assets		4,430,875		6,485,435		220,358		175,236		(536,457)		172,408

NET ASSETS:
Beginning of period		28,574,088		22,088,653		1,699,083		1,524,047		3,479,348		3,306,940

End of period	$	33,004,963	$	28,574,088	$	1,919,441	$	1,699,283	$	2,942,891	$	3,479,348

CHANGES IN UNITS OUTSTANDING:
Units issued		250,198		287,832		13,106		13		18,522		2,865
Units redeemed		(218,804)		(150,360)		(28,620)		(15,691)		(42,948)		(27,893)

Net increase (decrease)		31,394		137,472		(15,514)		(15,678)		(24,426)		(25,028)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED HERMES MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$579,366	$483,351	$38,467	$25,976	$38,249	$15,606
Net realized gain (loss) on investments	73,919	(181,112)	13,105	37,401	(624,449)	250,368
Change in net unrealized appreciation (depreciation) on investments	705,356	1,174,064	(54,862)	304,598	752,417	663,625

Increase (decrease) in net assets resulting from operations	1,358,642	1,476,303	(3,291)	367,975	166,217	929,599

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	817,914	1,623,979	-	-	21,912	75,013
Transfers for contract benefits and terminations	(2,799,129)	(1,544,832)	(42,294)	(108,134)	(222,268)	(253,101)
Net transfers	6,520,801	(14,260)	(78,217)	(53,052)	656,044	(746,617)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(9,756)	(33,021)	(15,147)	14,676	361	(171)

Increase (decrease) in net assets resulting from contract transactions	4,529,831	31,866	(135,658)	(146,510)	456,050	(924,876)

Total increase (decrease) in net assets	5,888,473	1,508,169	(138,949)	221,465	622,267	4,723

NET ASSETS:
Beginning of period	31,094,909	29,586,740	2,224,688	2,003,223	3,906,296	3,901,573

End of period	$36,983,382	$31,094,909	$2,085,739	$2,224,688	$4,528,563	$3,906,296

CHANGES IN UNITS OUTSTANDING:
Units issued	825,752	319,040	0	0	174,699	43,879
Units redeemed	(534,410)	(258,515)	(4,637)	(7,814)	(138,086)	(87,759)

Net increase (decrease)	(291,342)	60,525	(4,637)	(7,814)	36,613	(43,880)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$724	$2,973	$731	$626	$4,626	$1,102
Net realized gain (loss) on investments	(416)	(4,138)	(29,657)	5,871	(11,508)	8,691
Change in net unrealized appreciation (depreciation) on investments	5,357	14,759	11,797	2,559	5,952	39,146

Increase (decrease) in net assets resulting from operations	5,665	13,594	(17,129)	9,056	(929)	48,939

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	18,969	101,458	5,972	2,581	116,800
Transfers for contract benefits and terminations	-		-		(1,104)	(217)
Net transfers	(75,503)	(69,051)	(77,314)		(138,453)	(89,472)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-		-	-

Increase (decrease) in net assets resulting from contract transactions	(75,503)	(50,082)	24,143	5,972	(136,976)	27,111

Total increase (decrease) in net assets	(69,838)	(36,488)	7,014	15,028	(137,904)	76,050

NET ASSETS:
Beginning of period	146,509	182,997	48,437	33,409	279,878	203,828

End of period	$76,671	$146,509	$55,451	$48,437	$141,974	$279,878

CHANGES IN UNITS OUTSTANDING:
Units issued	0	2,686	16,751	582	578	11,016
Units redeemed	(6,988)	(7,499)	(16,630)		(13,088)	(8,739)

Net increase (decrease)	(6,988)	(4,813)	121	582	(12,510)	2,277

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND		GREAT-WEST INTERNATIONAL INDEX FUND
	2020	2019	2020	2019	2020	2019
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$126,529	$42,798	$68,969	$42,147	$46,898	$30,148
Net realized gain (loss) on investments	640,510	234,301	2,089	77,533	(6,953)	4,728
Change in net unrealized appreciation (depreciation) on investments	(137,029)	188,508	291,788	146,152	367,539	59,926

Increase (decrease) in net assets resulting from operations	630,010	465,607	362,846	265,832	407,484	94,802

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,040,625	3,346,582	1,128,843	406,395	1,103,857	660,635
Transfers for contract benefits and terminations	(209,175)	(471,573)	(95,085)	(77,693)	(37,700)	(12,855)
Net transfers	1,936,487	2,491,485	977,646	83,485	754,646	780,167
Contract maintenance charges	-		-	(11,271)	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	4,767,937	5,366,494	2,011,404	400,916	1,820,803	1,427,947

Total increase (decrease) in net assets	5,397,947	5,832,101	2,374,250	666,748	2,228,287	1,522,749

NET ASSETS:
Beginning of period	7,296,645	1,464,544	2,838,179	2,171,431	1,522,749	0

End of period	$12,694,592	$7,296,645	$5,212,429	$2,838,179	$3,751,036	$1,522,749

CHANGES IN UNITS OUTSTANDING:
Units issued	1,125,461	1,173,025	205,265	108,675	229,968	144,102
Units redeemed	(702,524)	(649,346)	(18,434)	(68,722)	(43,805)	(1,420)

Net increase (decrease)	422,937	523,679	186,163	39,953	186,163	142,682

	(1) For the period of May 14, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND
	2020	2020	2019	2020	2019
	(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130	$(228)	$(140)	$280	$298
Net realized gain (loss) on investments	66	(31,108)	(6,209)	1,012	1,392
Change in net unrealized appreciation (depreciation) on investments	194	11,620	29,810	700	1,357

Increase (decrease) in net assets resulting from operations	391	(19,717)	23,461	1,992	3,047

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	12,394	-	-	22,933
Transfers for contract benefits and terminations	-	(50,142)		(16,506)
Net transfers	14,442	(80,533)	(35,213)	16
Contract maintenance charges	-	-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-		-

Increase (decrease) in net assets resulting from contract transactions	14,442	(118,281)	(35,213)	(16,490)	22,933

Total increase (decrease) in net assets	14,833	(137,998)	(11,752)	(14,498)	25,980

NET ASSETS:
Beginning of period	0	137,998	149,750	30,813	4,833

End of period	$14,833	$0	$137,998	$16,315	$30,813

CHANGES IN UNITS OUTSTANDING:
Units issued	1,139	2,502	407	0	2,300
Units redeemed	0	(13,114)	(3,237)	(1,460)	0

Net increase (decrease)	1,139	(10,613)	(2,830)	(1,460)	2,300

	(1) For the period December 14, 2020 to December 31, 2020. (2) For the period January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$99,806	$86,454	$12,441	$6,123	$3,903	$1,833
Net realized gain (loss) on investments	165,277	287,515	18,295	34,192	9,664	6,728
Change in net unrealized appreciation (depreciation) on investments	391,355	507,307	61,103	38,682	14,711	9,061

Increase (decrease) in net assets resulting from operations	656,439	881,276	91,839	78,997	28,277	17,622

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	226,617	63,111	20,987	16,731	17,104
Transfers for contract benefits and terminations	(371,279)		(20,000)		-
Net transfers	242	(19,999)	203,504	149,420	91,479	49,697
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	(371,037)	206,618	246,615	170,407	108,209	66,801

Total increase (decrease) in net assets	285,402	1,087,894	338,455	249,404	136,486	84,423

NET ASSETS:
Beginning of period	6,560,063	5,472,169	643,177	393,773	151,063	66,640

End of period	6,845,465	$6,560,063	$981,632	$643,177	$287,549	$151,063

CHANGES IN UNITS OUTSTANDING:
Units issued	902	22,006	24,495	16,346	9,521	6,435
Units redeemed	(35,331)	(1,990)	(3,196)	0	0	0

Net increase (decrease)	(34,429)	20,016	21,299	16,346	9,521	6,435

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2035 FUND				GREAT-WEST LIFETIME 2040 FUND				GREAT-WEST LIFETIME 2045 FUND
		2020		2019		2020		2019		2020
								(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	11,224	$	630	$	294	$	247	$	1,124
Net realized gain (loss) on investments		30,969		5,685		938		1,340		3,384
Change in net unrealized appreciation (depreciation) on investments		46,238		7,980		1,323		725		20,417

Increase (decrease) in net assets resulting from operations		88,431		14,295		2,555		2,312		24,925

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		61,052		-		-		17,552		62,367
Transfers for contract benefits and terminations		-				-				-
Net transfers		681,848				(0)				(3)
Contract maintenance charges		-				-				-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		-				-				-

Increase (decrease) in net assets resulting from contract transactions		742,900		0		(0)		17,552		62,364

Total increase (decrease) in net assets		831,330		14,295		2,555		19,864		87,289

NET ASSETS:
Beginning of period		81,163		66,868		19,864		0		0

End of period		912,493	$	81,163	$	22,419	$	19,864		87,289

CHANGES IN UNITS OUTSTANDING:
Units issued		65,218						1,771		6,884
Units redeemed

Net increase (decrease)		65,218		0		0		1,771		6,884

		(1) For the period February 6, 2019 to December 31, 2019. (2) For the period of April 22, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$854	$688	$1,047	$145	$47	$(1,148)
Net realized gain (loss) on investments	2,615	3,589	3,583	1,560	(17,835)	(6,318)
Change in net unrealized appreciation (depreciation) on investments	3,651	6,073	17,702	2,386	250	53,046

Increase (decrease) in net assets resulting from operations	7,120	10,350	22,332	4,091	(17,538)	45,580

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	56,694	-	-	3,757
Transfers for contract benefits and terminations	-		-		(3,102)	(13,995)
Net transfers	(51)	(65)	(4)	1	(113,487)	(9,134)
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	(51)	(65)	56,691	1	(116,590)	(19,372)

Total increase (decrease) in net assets	7,069	10,285	79,023	4,092	(134,127)	26,208

NET ASSETS:
Beginning of period	52,761	42,476	21,077	16,985	263,106	236,898

End of period	59,830	$52,761	$100,100	$21,077	$128,979	$263,106

CHANGES IN UNITS OUTSTANDING:
Units issued	38	331	6,026	0	3,320	1,092
Units redeemed	(38)	(331)	0	0	(12,902)	(2,576)

Net increase (decrease)	0	0	6,026	0	(9,582)	(1,484)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$79,799	$63,437	$53,460	$13,106	$31,611	$28,678
Net realized gain (loss) on investments	75,540	290,099	124,011	93,749	5,400	84,837
Change in net unrealized appreciation (depreciation) on investments	778,757	232,183	280,761	13,040	353,095	11,252

Increase (decrease) in net assets resulting from operations	934,096	585,719	458,232	119,895	390,106	124,767

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,947,686	2,724,361	1,558,764	1,213,473	1,640,693	2,215,086
Transfers for contract benefits and terminations	(651,885)	(81,713)	(38,025)	(8,111)	(292,306)	(584,072)
Net transfers	307,980	(15,845)	446,826	4,873	709,219	815,709
Contract maintenance charges	-	(15,535)	-		-	(7,627)
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		-

Increase (decrease) in net assets resulting from contract transactions	2,603,781	2,611,268	1,967,565	1,210,235	2,057,606	2,439,096

Total increase (decrease) in net assets	3,537,877	3,196,987	2,425,797	1,330,130	2,447,712	2,563,863

NET ASSETS:
Beginning of period	6,256,068	3,059,081	1,551,818	221,688	2,786,946	223,083

End of period	$9,793,945	$6,256,068	$3,977,615	$1,551,818	$5,234,658	$2,786,946

CHANGES IN UNITS OUTSTANDING:
Units issued	301,568	330,605	229,632	117,078	229,664	289,956
Units redeemed	(63,863)	(85,975)	(46,124)	(844)	(43,247)	(56,556)

Net increase (decrease)	237,706	244,630	183,508	116,234	186,417	233,400

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST SECURE- FOUNDATION® BALANCED FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$178,264	$49,743	$2,344	$(587)	$2,978,602	$2,360,804
Net realized gain (loss) on investments	127,913	65,394	(26,891)	9,954	7,298,037	9,938,427
Change in net unrealized appreciation (depreciation) on investments	238,957	423,320	(5,370)	(1,452)	13,138,106	15,557,428

Increase (decrease) in net assets resulting from operations	545,134	538,457	(29,917)	7,915	23,414,745	27,856,659

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	814,356	1,636,520	20,687	-	7,731,839	11,285,617
Transfers for contract benefits and terminations	(665,825)	(248,199)	(2,581)		(13,256,693)	(13,509,162)
Net transfers	(699,415)	800,447	(62,370)	231,072	(3,710,604)	(496,116)
Contract maintenance charges	-		-		-	(1,784,329)
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		-		39,595	(34,372)

Increase (decrease) in net assets resulting from contract transactions	(550,884)	2,188,768	(44,263)	231,072	(9,195,862)	(4,538,362)

Total increase (decrease) in net assets	(5,749)	2,727,225	(74,181)	238,987	14,218,883	23,318,297

NET ASSETS:
Beginning of period	6,942,583	4,215,358	238,987	0	188,536,635	165,218,338

End of period	$6,936,834	$6,942,583	$164,806	$238,987	$202,755,518	$188,536,635

CHANGES IN UNITS OUTSTANDING:
Units issued	218,891	349,283	11,921	27,130	678,293	1,034,091
Units redeemed	(265,714)	(156,624)	(16,776)	(4,527)	(1,377,759)	(1,387,315)

Net increase (decrease)	(46,823)	192,659	(4,855)	22,603	(699,466)	(353,224)

	(1) For the period August 1, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO OPPENHEIMER V.I. GLOBAL FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
	2020	2020	2019	2020	2019	2020		2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$0	$(7,575)	$(7,406)	$49,715	$47,509	$59,195	$	54,947
Net realized gain (loss) on investments	132	65,796	44,322	1,643,363	5,190,816	152,448		550,995
Change in net unrealized appreciation (depreciation) on investments	16,534	343,772	273,432	5,888,476	2,678,740	2,362,758		2,847,385

Increase (decrease) in net assets resulting from operations	16,665	401,993	310,348	7,581,554	7,917,065	2,574,401		3,453,327

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	67,513	256,468	329,725	245,884	9,112		133,182
Transfers for contract benefits and terminations	-	(13,937)	(3,522)	(1,685,659)	(1,121,473)	(428,610)		(944,188)
Net transfers	98,913	71,656	47,324	(1,400,009)	(2,630,630)	(1,330,399)		(972,626)
Contract maintenance charges	-	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-		17,239	(1,492)	(3,406)		(19,561)

Increase (decrease) in net assets resulting from contract transactions	98,913	125,231	300,270	(2,738,704)	(3,507,711)	(1,753,302)		(1,803,193)

Total increase (decrease) in net assets	115,578	527,225	610,618	4,842,850	4,409,354	821,098		1,650,134

NET ASSETS:
Beginning of period	0	1,582,668	972,050	31,577,630	27,168,276	14,739,888		13,089,754

End of period	$115,578	$2,109,893	$1,582,668	$36,420,480	$31,577,630	$15,560,986	$	14,739,888

CHANGES IN UNITS OUTSTANDING:
Units issued	10,177	18,295	43,637	96,158	57,754	20,235		36,525
Units redeemed	(213)	(9,359)	(21,618)	(177,047)	(175,763)	(129,994)		(148,506)

Net increase (decrease)	9,964	8,936	22,019	(80,889)	(118,009)	(109,759)		(111,981)

	(1) For the period October 23, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,443	$(8,872)	$81,685	$69,537	$20,200	$2,683
Net realized gain (loss) on investments	(109,968)	(7,180)	(361,356)	589,571	808,443	473,106
Change in net unrealized appreciation (depreciation) on investments	582,583	486,136	126,410	514,196	(472,843)	298,487

Increase (decrease) in net assets resulting from operations	476,058	470,084	(153,261)	1,173,304	355,800	774,276

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	53,180	26,397	37,468	31,694	-	-
Transfers for contract benefits and terminations	(33,617)	(144,669)	(317,059)	(529,907)	(205,247)	(229,196)
Net transfers	(93,091)	(1,148,725)	(61,852)	(288,218)	(224,178)	(57,515)
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(91)		(142)	(291)	(14,421)	4,948

Increase (decrease) in net assets resulting from contract transactions	(73,620)	(1,266,997)	(341,584)	(786,722)	(443,847)	(281,763)

Total increase (decrease) in net assets	402,438	(796,913)	(494,846)	386,582	(88,047)	492,513

NET ASSETS:
Beginning of period	1,961,170	2,758,083	5,534,108	5,147,526	3,370,590	2,878,097

End of period	$2,363,608	$1,961,170	$5,039,262	$5,534,108	$3,282,543	$3,370,610

CHANGES IN UNITS OUTSTANDING:
Units issued	66,441	14,297	66,488	18,648	0
Units redeemed	(64,974)	(112,498)	(93,662)	(57,773)	(11,161)	(7,840)

Net increase (decrease)	1,467	(98,201)	(27,174)	(39,125)	(11,161)	(7,840)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$131,214	$111,671	$186,879	$501,921	$232,148	$116,000
Net realized gain (loss) on investments	(803,199)	529,776	(392,464)	28,737	430,436	957,857
Change in net unrealized appreciation (depreciation) on investments	456,933	1,635,376	206,745	151,742	906,797	2,138,864

Increase (decrease) in net assets resulting from operations	(215,052)	2,276,823	1,159	682,400	1,569,381	3,212,721

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	21,046	288,539	538,458	146,426	8,462	316,336
Transfers for contract benefits and terminations	(732,848)	(589,805)	(358,794)	(270,692)	(392,085)	(308,625)
Net transfers	(788,885)	(1,368,144)	(5,765,092)	4,672,904	(1,748,366)	398,611
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(7,964)	(42,385)	(10,264)	309	21,790	(21,694)

Increase (decrease) in net assets resulting from contract transactions	(1,508,651)	(1,711,795)	(5,595,692)	4,548,947	(2,110,199)	384,628

Total increase (decrease) in net assets	(1,723,702)	565,028	(5,594,533)	5,231,347	(540,818)	3,597,349

NET ASSETS:
Beginning of period	10,481,549	9,916,521	9,672,363	4,441,016	15,181,037	11,583,688

End of period	$8,757,847	$10,481,549	$4,077,830	$9,672,363	$14,640,219	$15,181,037

CHANGES IN UNITS OUTSTANDING:
Units issued	38,648	40,231	112,818	502,571	59,753	125,458
Units redeemed	(131,359)	(125,729)	(566,585)	(88,042)	(204,787)	(91,416)

Net increase (decrease)	(92,711)	(85,498)	(453,767)	414,529	(145,034)	34,042

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,111	$(4,680)	$(3,797)	$(18,056)	$(28,007)	$(28,373)
Net realized gain (loss) on investments	206,881	186,962	66,719	282,872	1,322,345	494,734
Change in net unrealized appreciation (depreciation) on investments	(105,601)	233,634	481,947	290,114	667,726	630,519

Increase (decrease) in net assets resulting from operations	102,391	415,916	544,868	554,930	1,962,064	1,096,880

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	1,600	-	-
Transfers for contract benefits and terminations	(76,584)		(157,605)	(104,701)	(218,864)	(195,345)
Net transfers	(370,499)	(114,115)	(264,592)	97,600	(738,238)	108,345
Contract maintenance charges	-	(17,914)	-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(20)	(512)	(1,073)	(5,737)	(1,355)	2,742

Increase (decrease) in net assets resulting from contract transactions	(447,103)	(132,541)	(423,270)	(11,238)	(958,457)	(84,258)

Total increase (decrease) in net assets	(344,712)	283,375	121,598	543,692	1,003,606	1,012,622

NET ASSETS:
Beginning of period	2,040,228	1,756,853	2,770,455	2,226,763	4,354,499	3,341,877

End of period	$1,695,516	$2,040,228	$2,892,053	$2,770,455	$5,358,105	$4,354,499

CHANGES IN UNITS OUTSTANDING:
Units issued	1	867	33,779	16,007	154,713	28,606
Units redeemed	(18,662)	(7,567)	(61,140)	(19,661)	(206,886)	(47,120)

Net increase (decrease)	(18,661)	(6,700)	(27,361)	(3,654)	(52,173)	(18,514)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,461	$27,299	$325,350	$210,151	$2,094,965	$1,096,956
Net realized gain (loss) on investments	(366,625)	175,422	707,931	952,070	4,556,705	5,488,530
Change in net unrealized appreciation (depreciation) on investments	231,804	248,035	1,100,491	2,088,455	10,626,860	15,100,706

Increase (decrease) in net assets resulting from operations	(94,361)	450,756	2,133,772	3,250,676	17,278,530	21,686,192

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	240	142,522	600,722	157,143	11,046,599	14,534,263
Transfers for contract benefits and terminations	(352,617)	(189,698)	(1,380,077)	(1,413,007)	(5,459,139)	(4,978,891)
Net transfers	(429,472)	(100,671)	(554,819)	25,817	(6,578,005)	959,393
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-		5,854	1,055	46,360	(119,940)

Increase (decrease) in net assets resulting from contract transactions	(781,850)	(147,847)	(1,328,320)	(1,228,992)	(944,185)	10,394,825

Total increase (decrease) in net assets	(876,210)	302,909	805,452	2,021,684	16,334,345	32,081,017

NET ASSETS:
Beginning of period	2,859,925	2,556,986	17,217,940	15,196,256	130,851,150	98,770,133

End of period	$1,983,715	$2,859,895	$18,023,392	$17,217,940	147,185,495	$130,851,150

CHANGES IN UNITS OUTSTANDING:
Units issued	4,292	29,147	57,192	67,716	926,670	1,504,168
Units redeemed	(97,873)	(43,812)	(116,238)	(136,605)	(834,133)	(689,724)

Net increase (decrease)	(93,581)	(14,665)	(59,046)	(68,889)	92,537	814,444

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$514,191	$530,755	$793,181	$828,625	$33,514	$29,438
Net realized gain (loss) on investments	104,438	(22,498)	365,465	(151,444)	965,640	1,234,146
Change in net unrealized appreciation (depreciation) on investments	1,369,698	1,179,581	2,779,759	2,525,059	1,318,870	1,620,199

Increase (decrease) in net assets resulting from operations	1,988,327	1,687,838	3,938,405	3,202,240	2,318,024	2,883,783

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	482,501	691,912	67,255	126,592	250,297	554,560
Transfers for contract benefits and terminations	(1,178,368)	(1,220,142)	(2,345,785)	(2,699,811)	(407,734)	(429,792)
Net transfers	1,970,105	(514,150)	957,711	869,428	(383,674)	(373,685)
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	21,352	(84,914)	24,089	(16,834)	6,462	(30,382)

Increase (decrease) in net assets resulting from contract transactions	1,295,589	(1,127,294)	(1,296,730)	(1,720,625)	(534,649)	(279,299)

Total increase (decrease) in net assets	3,283,916	560,544	2,641,675	1,481,615	1,783,374	2,604,484

NET ASSETS:
Beginning of period	20,398,208	19,837,664	40,403,722	38,922,107	13,031,508	10,427,024

End of period	$23,682,124	$20,398,208	$43,045,397	$40,403,722	$14,814,882	$13,031,508

CHANGES IN UNITS OUTSTANDING:
Units issued	429,915	127,421	571,679	317,283	37,660	94,624
Units redeemed	(287,643)	(171,788)	(635,934)	(443,776)	(58,869)	(78,442)

Net increase (decrease)	142,272	(44,367)	(64,255)	(126,493)	(21,209)	16,182

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES			JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO INSTITUITIONAL SHARES				JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES
	2020	2019		2020		2019		2020		2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54,067)	$(22,353)	$	(3,379)	$	(206)	$	21,003	$	31,889
Net realized gain (loss) on investments	3,090,391	792,380		107,889		33,155		(106,914)		(164,551)
Change in net unrealized appreciation (depreciation) on investments	1,951,344	1,965,791		293,685		76,673		531,264		820,804

Increase (decrease) in net assets resulting from operations	4,987,668	2,735,818		398,195		109,622		445,353		688,142

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,622,408	480,249		65,430		86,460		-
Transfers for contract benefits and terminations	(247,502)	(89,337)		(28,555)		(51,257)		(105,491)		(120,630)
Net transfers	2,035,244	(816,834)		892,858		(82,576)		(139,831)		(113,839)
Contract maintenance charges	-			-				-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-			-				4,029		(1,863)

Increase (decrease) in net assets resulting from contract transactions	3,410,149	(425,922)		929,733		(47,373)		(241,293)		(236,332)

Total increase (decrease) in net assets	8,397,817	2,309,896		1,327,928		62,249		204,059		451,810

NET ASSETS:
Beginning of period	9,258,920	6,949,024		305,742		243,493		3,227,584		2,775,774

End of period	17,656,737	$9,258,920	$	1,633,670	$	305,742	$	3,431,643	$	3,227,584

CHANGES IN UNITS OUTSTANDING:
Units issued	519,835	237,263		34,123		7,433		0		346
Units redeemed	(422,239)	(264,097)		(4,852)		(9,174)		(9,047)		(9,549)

Net increase (decrease)	97,595	(26,834)		29,271		(1,741)		(9,047)		(9,203)

	(1) Fund name changed from Janus Henderson VIT Global Technology Portfolio Service Shares.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO		JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO
	2020	2019	2020	2019	2020
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,434	$11,867	$(6,504)	$(30,404)	$(44)
Net realized gain (loss) on investments	(318)	95,426	1,015,389	1,130,301	(219)
Change in net unrealized appreciation (depreciation) on investments	170,811	188,412	1,479,645	1,122,337	3,253

Increase (decrease) in net assets resulting from operations	178,927	295,705	2,488,531	2,222,234	2,991

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	2,975	5,533	-		268,099
Transfers for contract benefits and terminations	(29,768)	(221,309)	(357,226)	(636,480)	-
Net transfers	426,488	(198,920)	(248,941)	(139,755)	107,246
Contract maintenance charges	-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	6,085	(1,531)	(4,911)	(26,870)	-

Increase (decrease) in net assets resulting from contract transactions	405,780	(416,227)	(611,078)	(803,105)	375,345

Total increase (decrease) in net assets	584,707	(120,522)	1,877,452	1,419,129	378,336

NET ASSETS:
Beginning of period	1,134,825	1,255,347	8,224,204	6,805,075

End of period	1,719,532	$1,134,825	$10,101,656	$8,224,204	$378,336

CHANGES IN UNITS OUTSTANDING:
Units issued	59,783	19,627			37,935
Units redeemed	(26,077)	(60,334)	(11,197)	(18,760)	(1,450)

Net increase (decrease)	33,706	(40,707)	(11,197)	(18,760)	36,485

	(1) For the period September 2, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO
	2020	2019	2020	2019	2020
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,969	$(7,543)	$247,536	$26,719	$42,075
Net realized gain (loss) on investments	(137,166)	323,165	(261,175)	(125,416)	4,461
Change in net unrealized appreciation (depreciation) on investments	445,209	288,419	(295,172)	2,239,153	(19,242)

Increase (decrease) in net assets resulting from operations	321,012	604,041	(308,811)	2,140,456	27,294

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	22,377	43,502	178,124	359,482	680,033
Transfers for contract benefits and terminations	(41,015)	(428,912)	(495,881)	(596,007)	(11,365)
Net transfers	(358,732)	224,289	(664,613)	222,679	873,223
Contract maintenance charges	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	(114)	(1,362)	910	(23,556)	-

Increase (decrease) in net assets resulting from contract transactions	(377,485)	(162,483)	(981,460)	(37,402)	1,541,892

Total increase (decrease) in net assets	(56,473)	441,558	(1,290,271)	2,103,054	1,569,186

NET ASSETS:
Beginning of period	3,094,387	2,652,829	14,627,527	12,524,473

End of period	$3,037,914	$3,094,387	$13,337,256	$14,627,527	$1,569,186

CHANGES IN UNITS OUTSTANDING:
Units issued	34,568	21,386	165,818	153,771	175,469
Units redeemed	(39,352)	(23,396)	(228,797)	(150,016)	(26,761)

Net increase (decrease)	(4,784)	(2,010)	(62,979)	3,755	148,708

	(1) For the period May 6, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II CORE EQUITY PORTFOLIO	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
	2020	2019	2020	2020	2019
			(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(128,092)	$(172,746)	$0	$7,402	$261
Net realized gain (loss) on investments	1,510,462	1,506,652	(48)	10,823	5,068
Change in net unrealized appreciation (depreciation) on investments	5,312,213	5,216,792	6,335	109,982	8,764

Increase (decrease) in net assets resulting from operations	6,694,584	6,550,698	6,287	128,206	14,093

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	56,117	154,290	46,186	377,852	24,907
Transfers for contract benefits and terminations	(1,122,732)	(1,371,241)	-	(1,619)	-
Net transfers	(1,743,665)	163,052	-	259,729	129,252
Contract maintenance charges	-		-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	22,326	(16,988)	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(2,787,954)	(1,070,887)	46,186	635,961	154,159

Total increase (decrease) in net assets	3,906,630	5,479,811	52,472	764,167	168,252

NET ASSETS:
Beginning of period	24,580,190	19,100,379	0	168,252	0

End of period	$28,486,820	$24,580,190	$52,472	$932,419	$168,252

CHANGES IN UNITS OUTSTANDING:
Units issued	82,493	80,334	4,063	63,526	16,299
Units redeemed	(165,813)	(74,306)	-	(4,626)	(847)

Net increase (decrease)	(83,320)	6,028	4,063	58,900	15,452

	(1) For the period November 2, 2020 to December 31, 2020. (2) For the period June 4, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$109,413	$294,649	$431	$144	$4,528	$3,122
Net realized gain (loss) on investments	2,324,189	2,384,926	(2,107)	5,803	19,263	37,723
Change in net unrealized appreciation (depreciation) on investments	4,900,499	5,669,669	15,696	(3,236)	(409)	76,204

Increase (decrease) in net assets resulting from operations	7,334,102	8,349,244	14,020	2,711	23,382	117,049

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	952,463	854,657	9,173	11,582	42,648	106,645
Transfers for contract benefits and terminations	(1,320,862)	(1,795,915)	-	-	(3,449)	(448)
Net transfers	(2,451,718)	(1,761,196)	45,279	27,087	28,389	(26,461)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	6,367	(1,703)	-	-	-	-

Increase (decrease) in net assets resulting from contract transactions	(2,813,750)	(2,704,157)	54,451	38,669	67,588	79,736

Total increase (decrease) in net assets	4,520,352	5,645,087	68,471	41,380	90,970	196,785

NET ASSETS:
Beginning of period	40,434,280	34,789,193	41,380		563,421	366,636

End of period	$44,954,632	$40,434,280	$109,851	$41,380	$654,391	$563,421

CHANGES IN UNITS OUTSTANDING:
Units issued	181,790	133,020	9,671	3,952	6,976	10,262
Units redeemed	(264,849)	(228,624)	(3,306)		(1,348)	(3,432)

Net increase (decrease)	(83,059)	(95,604)	6,365	3,952	5,627	6,830

	(1) For the period July 2, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$105,832	$250,137	$75,584	$51,896	$1,205	$(3,985)
Net realized gain (loss) on investments	383,649	338,497	(12,487)	254,770	(48,180)	93,864
Change in net unrealized appreciation (depreciation) on investments	(273,107)	817,161	(941,854)	509,600	23,455	20,485

Increase (decrease) in net assets resulting from operations	216,375	1,405,795	(878,757)	816,266	(23,520)	110,364

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,276,370	128,050	163	870	12,517	1,110
Transfers for contract benefits and terminations	(215,708)	(307,567)	(184,541)	(479,113)	(39,374)	(129,766)
Net transfers	(2,463,877)	1,178,386	(249,930)	(96,992)	(44,499)	(110,588)
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	2,986	(4,407)	(5,268)	(16,900)	808	(1,635)

Increase (decrease) in net assets resulting from contract transactions	(1,400,230)	994,462	(439,577)	(592,135)	(70,547)	(240,879)

Total increase (decrease) in net assets	(1,183,855)	2,400,257	(1,318,334)	224,131	(94,067)	(130,515)

NET ASSETS:
Beginning of period	7,837,254	5,436,997	4,970,832	4,746,701	660,054	790,569

End of period	$6,653,399	$7,837,254	$3,652,498	$4,970,832	$565,987	$660,054

CHANGES IN UNITS OUTSTANDING:
Units issued	177,101	202,498	6,013	14,034	6,622	17,969
Units redeemed	(261,347)	(130,534)	(15,986)	(24,563)	(11,298)	(31,665)

Net increase (decrease)	(84,246)	71,964	(9,973)	(10,529)	(4,676)	(13,696)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT MID CAP INDEX FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$154	$(1,110)	$81,222	$86,367	$63,593	$49,944
Net realized gain (loss) on investments	35,816	35,878	(838,285)	3,153,543	(201,434)	(22,988)
Change in net unrealized appreciation (depreciation) on investments	77,660	90,195	2,273,614	1,215,919	97,337	101,256

Increase (decrease) in net assets resulting from operations	113,629	124,963	1,516,552	4,455,829	(40,504)	128,212

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	9,079	616,352	359,027	23,247	68,598
Transfers for contract benefits and terminations	(1,584)	(6,133)	(705,892)	(1,073,252)	(177,654)	(47,100)
Net transfers	(52,768)	48,505	(3,546,381)	249,729	45,934	74,764
Contract maintenance charges	-	-	-		-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	36,443	(66,037)	(28)

Increase (decrease) in net assets resulting from contract transactions	(54,352)	51,451	(3,599,478)	(530,533)	(108,502)	96,262

Total increase (decrease) in net assets	59,277	176,414	(2,082,926)	3,925,296	(149,005)	224,474

NET ASSETS:
Beginning of period	660,813	484,399	22,392,339	18,467,043	1,390,399	1,165,925

End of period	$720,090	$660,813	$20,309,413	$22,392,339	$1,241,394	$1,390,399

CHANGES IN UNITS OUTSTANDING:
Units issued	435	5,187	110,429	86,436	76,441	35,457
Units redeemed	(4,164)	(1,364)	(218,409)	(86,616)	(102,476)	(19,026)

Net increase (decrease)	(3,729)	3,823	(107,980)	(180)	(26,035)	16,431

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,227	$24,142	$1,375,299	$1,348,058	$535,088	$1,643,912
Net realized gain (loss) on investments	5,164	(2,950)	(492,253)	51,789	(346,377)	(498,993)
Change in net unrealized appreciation (depreciation) on investments	20,650	60,581	616,895	2,491,708	1,571,303	1,431,327

Increase (decrease) in net assets resulting from operations	54,041	81,773	1,499,940	3,891,555	1,760,015	2,576,246

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	71,934	101,980	1,240,085	1,028,699	1,897,139	2,666,192
Transfers for contract benefits and terminations	(25,231)	(49,482)	(2,113,653)	(1,948,654)	(5,804,993)	(4,812,750)
Net transfers	143,883	(148,519)	1,328,988	2,671,240	(646,180)	2,480,906
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	(145,624)	(32,738)	(32,276)	19,637

Increase (decrease) in net assets resulting from contract transactions	190,586	(96,021)	309,796	1,718,547	(4,586,310)	353,985

Total increase (decrease) in net assets	244,628	(14,248)	1,809,737	5,610,102	(2,826,295)	2,930,231

NET ASSETS:
Beginning of period	569,169	583,417	32,437,605	26,827,503	81,066,458	78,136,227

End of period	$813,797	$569,169	$34,247,342	$32,437,605	$78,240,163	$81,066,458

CHANGES IN UNITS OUTSTANDING:
Units issued	30,721	19,274	838,091	987,669	964,220	1,029,578
Units redeemed	(13,061)	(27,932)	(627,863)	(879,155)	(1,302,330)	(986,981)

Net increase (decrease)	17,660	(8,658)	210,228	108,514	(338,110)	42,597

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER BOND VCT PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$35,599	$31,142	$2,336,411	$2,998,452	$34,763	$24,513
Net realized gain (loss) on investments	34,223	(47)	1,628,195	(713,289)	3,344	2,617
Change in net unrealized appreciation (depreciation) on investments	283,160	170,774	6,731,850	7,004,937	66,582	38,534

Increase (decrease) in net assets resulting from operations	352,982	201,869	10,696,455	9,290,100	104,689	65,664

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	112,058	506,221	2,905,045	7,699,627	26,376	444,521
Transfers for contract benefits and terminations	(141,965)	(24,115)	(8,592,199)	(7,615,562)	(90,157)
Net transfers	130,432	(6,749)	7,235,190	7,979,328	97,130	687,211
Contract maintenance charges	-	-	-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	3,123	(4,746)	28,160	(115,383)	-

Increase (decrease) in net assets resulting from contract transactions	103,648	470,611	1,576,196	7,948,010	33,349	1,131,732

Total increase (decrease) in net assets	456,630	672,480	12,272,651	17,238,110	138,037	1,197,396

NET ASSETS:
Beginning of period	3,059,127	2,386,647	137,171,847	119,933,737	1,297,333	99,937

End of period	$3,515,757	$3,059,127	$149,444,498	$137,171,847	$1,435,370	$1,297,333

CHANGES IN UNITS OUTSTANDING:
Units issued	54,868	81,782	1,510,685	1,668,077	14,481	115,366
Units redeemed	(45,449)	(37,384)	(1,382,519)	(920,742)	(11,715)	(6,562)

Net increase (decrease)	9,419	44,398	128,166	747,335	2,766	108,804

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,486	$14,154	$4,859	$4,680	$(41,660)	$(60,217)
Net realized gain (loss) on investments	(61,352)	321,800	(18,174)	62,042	613,135	1,033,022
Change in net unrealized appreciation (depreciation) on investments	894,184	689,467	4,528	274,479	1,899,587	1,004,748

Increase (decrease) in net assets resulting from operations	842,319	1,025,421	(8,786)	341,201	2,471,062	1,977,553

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	10,228	193,644	185	270	143,757	8,783
Transfers for contract benefits and terminations	(385,287)	(325,953)	(46,669)	(23,688)	(844,568)	(508,276)
Net transfers	150,665	1,229,006	(142,376)	(173,698)	(69,794)	(388,010)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	956	1,781	326	697	(6,829)	(882)

Increase (decrease) in net assets resulting from contract transactions	(223,438)	1,098,478	(188,534)	(196,419)	(777,433)	(888,385)

Total increase (decrease) in net assets	618,881	2,123,899	(197,320)	144,782	1,693,629	1,089,168

NET ASSETS:
Beginning of period	5,050,725	5,050,725	1,447,727	1,302,945	7,306,649	6,217,481

End of period	$5,669,606	$7,174,624	$1,250,407	$1,447,727	$9,000,278	$7,306,649

CHANGES IN UNITS OUTSTANDING:
Units issued	176,141	115,123	745	2,589	42,520	32,337
Units redeemed	(197,663)	(42,587)	(11,492)	(15,579)	(57,377)	(72,407)

Net increase (decrease)	(21,522)	72,536	(10,747)	(12,990)	(14,857)	(40,070)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,700)	$(11,140)	$(2,249)	$(4,029)	$165,960	$158,558
Net realized gain (loss) on investments	74,358	17,227	(97,819)	(44,727)	565,224	1,260,193
Change in net unrealized appreciation (depreciation) on investments	330,145	338,388	123,867	109,855	(550,743)	2,133,115

				61,099		3,551,866
Increase (decrease) in net assets resulting from operations	395,804	344,475	23,800	61,099	180,442	3,551,866

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	154,591	476,679
Transfers for contract benefits and terminations	(55,944)	(26,460)	(7,413)	(2,717)	(657,574)	(375,546)
Net transfers	(72,569)	(61,446)	(104,685)	(115,096)	(2,043,497)	1,617,392
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	1,612	125	-	(309)	5,608	(16,930)

Increase (decrease) in net assets resulting from contract transactions	(126,902)	(87,781)	(112,098)	(118,122)	(2,540,872)	1,701,595

Total increase (decrease) in net assets	268,901	256,694	(88,298)	(57,023)	(2,360,430)	5,253,461

NET ASSETS:
Beginning of period	1,558,813	1,302,119	572,926	629,949	16,812,515	11,559,054

End of period	$1,827,714	$1,558,813	$484,628	$572,926	14,452,085	$16,812,515

CHANGES IN UNITS OUTSTANDING:
Units issued	598	50	0	0	94,568	194,084
Units redeemed	(4,493)	(3,484)	(14,755)	(15,430)	(265,658)	(69,047)

Net increase (decrease)	(3,895)	(3,434)	(14,755)	(15,430)	(171,090)	125,037

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,861	$9,777	$(4,130)	$(33,320)	$287,613	$106,989
Net realized gain (loss) on investments	8,982	(1,498)	138,072	9,487	280,116	46,698
Change in net unrealized appreciation (depreciation) on investments	70,520	132,820	445,968	1,153,162	(236,345)	500,476

Increase (decrease) in net assets resulting from operations	92,363	141,099	579,910	1,129,329	331,385	654,163

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	23,496	12,579	713,496	1,620,762
Transfers for contract benefits and terminations	(41,751)	(35,708)	(338,307)	(157,499)	(224,757)	(31,593)
Net transfers	673	(220,457)	(394,274)	(461,796)	(3,578,299)	3,192,569
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	5,085	(1,158)	-	-

Increase (decrease) in net assets resulting from contract transactions	(41,078)	(256,165)	(704,000)	(607,874)	(3,089,560)	4,781,738

Total increase (decrease) in net assets	51,285	(115,066)	(124,090)	521,455	(2,758,175)	5,435,901

NET ASSETS:
Beginning of period	838,257	953,323	4,690,470	4,169,015	9,413,705	3,977,804

End of period	$889,542	$838,257	$4,566,380	$4,690,470	$6,655,530	$9,413,705

CHANGES IN UNITS OUTSTANDING:
Units issued	433	272	59,172	4,889	135,327	491,572
Units redeemed	(3,655)	(21,070)	(87,742)	(33,028)	(403,865)	(59,563)

Net increase (decrease)	(3,222)	(20,798)	(28,570)	(28,139)	(268,538)	432,009

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,159	$12,719	$17,949	$18,594	$526,000	$90,355
Net realized gain (loss) on investments	7,422	3,389	174	37,039	(285,983)	2,706
Change in net unrealized appreciation (depreciation) on investments	138,211	252,478	70,524	96,686	(581,803)	621,401

Increase (decrease) in net assets resulting from operations	162,792	268,586	88,647	152,319	(341,787)	714,462

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	73,743	150,756	25,168	101,888	26,113	141,507
Transfers for contract benefits and terminations	(39,813)	(113,196)	(30,856)	(14,862)	(461,144)	(164,153)
Net transfers	(23,623)	21,401	211,721	(143,688)	(1,072,264)	105,692
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-	-	92	(6,710)

Increase (decrease) in net assets resulting from contract transactions	10,307	58,961	206,032	(56,662)	(1,507,203)	76,336

Total increase (decrease) in net assets	173,098	327,547	294,679	95,657	(1,848,990)	790,798

NET ASSETS:
Beginning of period	1,363,510	1,035,963	907,509	811,852	6,460,246	5,669,448

End of period	$1,536,608	$1,363,510	$1,202,188	$907,509	$4,611,256	$6,460,246

CHANGES IN UNITS OUTSTANDING:
Units issued	11,224	23,588	33,139	20,838	434,169	96,548
Units redeemed	(10,193)	(18,025)	(10,250)	(26,720)	(582,718)	(83,974)

Net increase (decrease)	1,031	5,563	22,889	(5,882)	(148,529)	12,574

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT SMALL CAP VALUE FUND		ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,754	$5,584	$202	$74	$7,196	$(10,656)
Net realized gain (loss) on investments	53,011	85,432	(4,346)	(2,440)	(190,840)	212,776
Change in net unrealized appreciation (depreciation) on investments	116,473	136,497	11,639	8,539	(128,732)	325,862

Increase (decrease) in net assets resulting from operations	177,238	227,513	7,496	6,173	(312,376)	527,982

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	480	-	-
Transfers for contract benefits and terminations	(72,861)	(57,094)	(236)	-	(162,527)	(66,119)
Net transfers	60,890	105,920	95,923	486	(44,083)	(176,522)
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-	-	-	-	249	(3,812)

Increase (decrease) in net assets resulting from contract transactions	(11,971)	48,826	95,687	966	(206,361)	(246,453)

Total increase (decrease) in net assets	165,267	276,339	103,183	7,139	(518,737)	281,529

NET ASSETS:
Beginning of period	1,027,848	751,509	31,639	24,500	3,373,295	3,091,766

End of period	$1,193,115	$1,027,848	$134,822	$31,639	$2,854,558	$3,373,295

CHANGES IN UNITS OUTSTANDING:
Units issued	19,505	9,973	8,408	719	3,519	2,301
Units redeemed	(19,796)	(7,515)	(555)	(610)	(14,282)	(11,905)

Net increase (decrease)	(291)	2,458	7,854	109	(10,764)	(9,604)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		SCHWAB VIT BALANCED PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(471,563)	$1,507,561	$2,632,463	$4,271,770	$82,629	$55,174
Net realized gain (loss) on investments	(290,048)	-	27,063,048	24,803,306	58,673	54,619
Change in net unrealized appreciation (depreciation) on investments	(3,616)	-	45,179,922	70,779,986	256,649	546,751

Increase (decrease) in net assets resulting from operations	(765,227)	1,507,561	74,875,433	99,855,062	397,951	656,544

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	35,313,681	35,858,170	33,358,968	34,949,466	123,429	1,030,299
Transfers for contract benefits and terminations	(39,174,284)	(18,647,228)	(17,008,815)	(18,286,511)	(123,021)	(81,693)
Net transfers	38,380,446	(8,084,144)	(17,184,271)	215,127	(898,939)	724,683
Contract maintenance charges	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	132,382	96,895	(458,342)	(252,206)	-	-

Increase (decrease) in net assets resulting from contract transactions	34,652,225	9,223,865	(1,292,460)	16,625,876	(898,531)	1,673,289

Total increase (decrease) in net assets	33,886,998	10,731,426	73,582,973	116,480,938	(500,579)	2,329,833

NET ASSETS:
Beginning of period	134,757,859	124,026,433	438,290,353	321,809,415	6,873,418	4,543,585

End of period	$168,644,857	$134,757,859	$511,873,326	$438,290,353	$6,372,839	$6,873,418

CHANGES IN UNITS OUTSTANDING:
Units issued	17,461,004	11,906,307	3,313,009	3,573,600	63,603	199,510
Units redeemed	(14,110,999)	(11,017,803)	(2,836,797)	(2,002,774)	(142,759)	(57,580)

Net increase (decrease)	(3,350,005)	888,504	476,212	1,570,826	79,156	141,930

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO			SCHWAB VIT GROWTH PORTFOLIO				T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2020	2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$113,404	$70,260	$	68,694	$	36,972	$	(5,238)	$	(5,023)
Net realized gain (loss) on investments	250,296	90,064		47,623		19,616		90,900		(70,807)
Change in net unrealized appreciation (depreciation) on investments	213,680	739,167		378,083		474,486		291,652		301,463

Increase (decrease) in net assets resulting from operations	577,380	899,491		494,401		531,074		377,313		225,633

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	227,918	2,264,233		-		41,154		186,362		187,761
Transfers for contract benefits and terminations	(801,385)	(13,333)		(30,538)		(982)		(9,900)		(34,593)
Net transfers	(331,359)	(514,710)		729,168		(49,098)		(113,582)		(730,649)
Contract maintenance charges	-			-				-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase	-			-				-		-

Increase (decrease) in net assets resulting from contract transactions	(904,825)	1,736,190		698,630		(8,926)		62,880		(577,481)

Total increase (decrease) in net assets	(327,446)	2,635,681		1,193,031		522,148		440,194		(351,848)

NET ASSETS:
Beginning of period	7,323,082	4,687,401		3,148,984		2,626,836		1,170,543		1,522,391

End of period	$6,995,636	$7,323,082	$	4,342,015	$	3,148,984	$	1,610,737	$	1,170,543

CHANGES IN UNITS OUTSTANDING:
Units issued	122,856	186,006		85,029		3,553		13,977		20,195
Units redeemed	(196,105)			(27,615)		(4,269)		(10,078)		(59,137)

Net increase (decrease)	(73,249)	186,006		57,414		(716)		3,899		(38,942)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II				TEMPLETON FOREIGN VIP FUND				TEMPLETON GLOBAL BOND VIP FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(14,898)	$	(16,017)	$	161,403	$	76,438	$	694,596	$	601,543
Net realized gain (loss) on investments		406,894		196,165		(429,431)		(139,050)		(162,728)		(5,565)
Change in net unrealized appreciation (depreciation) on investments		521,533		384,053		19,991		841,339		(1,096,992)		(465,630)

Increase (decrease) in net assets resulting from operations		913,529		564,201		(248,037)		778,727		(565,124)		130,348

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		210,317		105,711		13,961		1,987		228,912		723,168
Transfers for contract benefits and terminations		(26,092)		(46,268)		(218,504)		(272,207)		(371,425)		(590,534)
Net transfers		584,653		(214,549)		(501,426)		(244,509)		118,855		(178,043)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		7,935		(6,259)		(525)		67		1,252		(11,363)

Increase (decrease) in net assets resulting from contract transactions		776,813		(161,365)		(706,494)		(514,662)		(22,406)		(56,772)

Total increase (decrease) in net assets		1,690,343		402,836		(954,531)		264,065		(587,530)		73,576

NET ASSETS:
Beginning of period		2,475,204		2,072,368		7,196,881		6,932,816		9,464,196		9,380,620

End of period	$	4,165,547	$	2,475,204	$	6,242,350	$	7,196,881	$	8,876,666	$	9,454,196

CHANGES IN UNITS OUTSTANDING:
Units issued		130,655		32,523		21,473		40,898		152,435		142,850
Units redeemed		(91,573)		(40,097)		(88,943)		(91,431)		(155,957)		(153,290)

Net increase (decrease)		39,082		(7,574)		(67,470)		(50,533)		(3,522)		(10,440)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES				TOUCHSTONE VST BOND FUND				TOUCHSTONE VST COMMON STOCK FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	20,671	$	(5,717)	$	86,445	$	34,400	$	6,610	$	(18,368)
Net realized gain (loss) on investments		(3,715)		30,732		67,999		(80,768)		(1,133,655)		(1,877,583)
Change in net unrealized appreciation (depreciation) on investments		(90,960)		120,113		418,815		642,067		2,927,275		4,208,069

Increase (decrease) in net assets resulting from operations		(74,004)		145,128		573,259		595,699		1,800,230		2,312,118

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		-		-		350		450		240		33,791
Transfers for contract benefits and terminations		(16,197)		(72,525)		(581,873)		(352,595)		(415,811)		(296,848)
Net transfers		(56,195)		(46,203)		1,265,033		(1,489,483)		(1,467,155)		(1,141,358)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		(363)		(1,469)		1,168		(2,950)		2,197		812

Increase (decrease) in net assets resulting from contract transactions		(72,755)		(120,197)		684,678		(1,844,578)		(1,880,528)		(1,403,603)

Total increase (decrease) in net assets		(146,760)		24,931		1,257,937		(1,248,879)		(80,298)		908,515

NET ASSETS:
Beginning of period		1,310,928		1,285,997		6,087,012		7,335,891		9,724,124		8,815,609

End of period	$	1,164,168	$	1,310,928	$	7,344,949	$	6,087,012	$	9,643,826	$	9,724,124

CHANGES IN UNITS OUTSTANDING:
Units issued		0		110		118,994		84,705		10,975		7,111
Units redeemed		(10,221)		(11,298)		(77,613)		(248,616)		(70,495)		(54,910)

Net increase (decrease)		(10,221)		(11,188)		(41,381)		(163,911)		(59,521)		(47,799)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		TOUCHSTONE VST COMMON STOCK FUND CLASS SC				TOUCHSTONE VST SMALL COMPANY FUND				VAN ECK VIP GLOBAL HARD ASSETS FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	5,351	$	21,026	$	(20,058)	$	(46,477)	$	15,558	$	(15,894)
Net realized gain (loss) on investments		185,650		246,279		2,269		777,777		(458,599)		(195,460)
Change in net unrealized appreciation (depreciation) on investments		666,691		621,520		888,377		510,583		1,409,435		439,684

Increase (decrease) in net assets resulting from operations		857,692		888,825		870,588		1,241,883		966,394		228,330

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		240		1,515		29,417		134,954		77,084		114,958
Transfers for contract benefits and terminations		(193,980)		(60,819)		(414,557)		(321,664)		(116,000)		(134,607)
Net transfers		(174,711)		(324,853)		(663,353)		(289,071)		2,549,120		26,296
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		863		(1,815)		2,059		(341)		139		(227)

Increase (decrease) in net assets resulting from contract transactions		(367,589)		(385,972)		(1,046,435)		(476,122)		2,510,343		6,420

Total increase (decrease) in net assets		490,104		502,853		(175,847)		765,761		3,476,738		234,750

NET ASSETS:
Beginning of period		4,012,399		3,509,546		7,015,179		6,249,418		2,433,816		2,199,066

End of period	$	4,502,503	$	4,012,399	$	6,839,332	$	7,015,179	$	5,910,554	$	2,433,816

CHANGES IN UNITS OUTSTANDING:
Units issued		620		981		41,222		31,156		1,225,963		100,341
Units redeemed		(11,609)		(17,906)		(79,018)		(46,679)		(744,014)		(92,211)

Net increase (decrease)		(10,989)		(16,925)		(37,796)		(15,523)		481,948		8,130

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND				VANGUARD VIF CAPITAL GROWTH PORTFOLIO				VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	236,588	$	(15,049)	$	55,880	$	30,308	$	109,488	$	103,113
Net realized gain (loss) on investments		(54,258)		(84,454)		428,489		532,853		444,620		151,776
Change in net unrealized appreciation (depreciation) on investments		121,131		523,552		286,718		714,775		82,395		823,727

Increase (decrease) in net assets resulting from operations		303,461		424,049		771,086		1,277,936		636,503		1,078,616

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		-		4,246		555,385		454,236		379,640		689,751
Transfers for contract benefits and terminations		(100,573)		(172,975)		(1,061,701)		(399,543)		(769,732)		(144,406)
Net transfers		32,392		(308,906)		(569,685)		(1,175,135)		295,494		(518,648)
Contract maintenance charges		-		-		-		-		-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		1,537		707		3,133		(4,325)		3,173		(4,301)

Increase (decrease) in net assets resulting from contract transactions		(66,644)		(476,928)		(1,072,867)		(1,124,767)		(91,425)		22,396

Total increase (decrease) in net assets		236,817		(52,879)		(301,781)		153,169		545,078		1,101,012

NET ASSETS:
Beginning of period		3,745,056		(3,797,935)		6,000,953		5,847,784		5,365,434		4,264,422

End of period	$	3,981,873	$	(3,850,814)	$	5,699,172	$	6,000,953	$	5,910,512	$	5,365,434

CHANGES IN UNITS OUTSTANDING:
Units issued		47,244		8,141		56,557		32,200		110,784		129,450
Units redeemed		(52,210)		(49,484)		(114,287)		(101,941)		(114,721)		(128,167)

Net increase (decrease)		(4,966)		(41,343)		(57,730)		(69,741)		(3,937)		1,283

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		VANGUARD VIF MID-CAP INDEX PORTFOLIO				VANGUARD VIF REAL ESTATE INDEX PORTFOLIO				VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	139,217	$	102,991	$	102,624	$	96,231	$	11,622	$	(2,823)
Net realized gain (loss) on investments		714,685		982,834		(69,049)		212,671		248,935		487,364
Change in net unrealized appreciation (depreciation) on investments		1,545,762		1,810,556		(367,540)		867,884		598,358		423,146

Increase (decrease) in net assets resulting from operations		2,399,664		2,896,381		(333,965)		1,176,786		858,916		907,687

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		1,217,051		1,184,434		402,807		791,057		94,526		445,962
Transfers for contract benefits and terminations		(492,727)		(340,339)		(278,180)		(190,156)		(108,100)		(191,307)
Net transfers		(749,056)		(298,793)		(1,450,042)		819,133		(540,042)		(39,894)
Contract maintenance charges		-		-		-				-		-
Adjustments to net assets allocated to contracts in the payout phase in payout phase						1,047		(1,348)		566		(796)

Increase (decrease) in net assets resulting from contract transactions		(24,732)		545,302		(1,324,368)		1,418,686		(553,050)		213,965

Total increase (decrease) in net assets		2,374,932		3,441,683		(1,658,333)		2,595,472		305,866		1,121,652

NET ASSETS:
Beginning of period		12,910,424		9,468,731		6,143,498		3,548,026		4,383,141		3,261,489

End of period	$	15,285,356	$	12,910,414	$	4,485,165	$	6,143,498	$	4,689,007	$	4,383,141

CHANGES IN UNITS OUTSTANDING:
Units issued		116,534		117,461		56,773		153,607		15,640		54,675
Units redeemed		(110,307)		(81,937)		(147,720)		(50,642)		(48,023)		(41,748)

Net increase (decrease)		(6,227)		35,524		(90,947)		102,965		(32,383)		12,927

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		WELLS FARGO VT DISCOVERY FUND				WELLS FARGO VT OMEGA GROWTH FUND				WELLS FARGO VT OPPORTUNITY FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(49,633)	$	(57,070)	$	(11,964)	$	(13,830)	$	(6,111)	$	(26,713)
Net realized gain (loss) on investments		1,126,862		959,925		199,805		342,069		444,363		878,817
Change in net unrealized appreciation (depreciation) on investments		4,596,463		1,436,848		683,618		181,859		627,292		693,295

Increase (decrease) in net assets resulting from operations		5,673,692		2,339,703		871,459		510,098		1,065,544		1,545,399

CONTRACT TRANSACTIONS:
Proceeds from Units Sold		71,787		183,628		126,565		12,000		2,275		2,175
Transfers for contract benefits and terminations		(175,712)		(309,135)		(104,579)		(21,802)		(255,408)		(432,071)
Net transfers		1,688,284		489,535		891,676		218,033		(441,582)		(528,145)
Contract maintenance charges		-		-		-				-
Adjustments to net assets allocated to contracts in the payout phase in payout phase		6,438		5,027		40,753		173		4,265		21,581

Increase (decrease) in net assets resulting from contract transactions		1,590,797		369,055		954,416		208,404		(690,450)		(936,460)

Total increase (decrease) in net assets		7,264,488		2,708,758		1,825,875		718,502		375,094		608,939

NET ASSETS:
Beginning of period		8,913,083		6,204,325		2,106,379		1,387,877		6,093,362		5,484,423

End of period	$	16,177,571	$	8,913,083	$	3,932,254	$	2,106,379	$	6,468,456	$	6,093,362

CHANGES IN UNITS OUTSTANDING:
Units issued		130,818		109,060		76,582		53,197		5,045		10,607
Units redeemed		(110,050)		(71,807)		(43,573)		(43,451)		(25,496)		(41,179)

Net increase (decrease)		(20,768)		37,253		33,009		9,746		(20,451)		(30,572)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of significant account policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases		Sales
AB VPS Growth and Income Portfolio	$1,281,963	$	767,844
AB VPS International Growth Portfolio	812,657		609,685
AB VPS International Value Portfolio	21,982		432,541
AB VPS Large Cap Growth Portfolio	8,687,336		3,300,426
AB VPS Small/Mid Cap Value Portfolio	924,275		794,474
Alger Balanced Portfolio	-		19,353
Alger Capital Appreciation Portfolio	3,958,840		2,137,870
Alger Large Cap Growth Portfolio	7,611,634		7,688,818
Alger Mid Cap Growth Portfolio	922,661		961,567
Alps Red Rocks Listed Private Equity Portfolio	11,259		59,552
American Century Investments VP Balanced Fund	5,609,066		5,887,081
American Century Investments VP Disciplined Core Value Fund	3,946,476		2,447,637
American Century Investments VP International Fund	1,889,342		1,158,896
American Century Investments VP Mid Cap Value Fund	787,967		2,463,657
American Century Investments VP Value Fund	3,851,494		6,030,922
American Funds IS Bond Fund	1,939,156		93,274
American Funds IS Global Bond Fund	29,943		8
American Funds IS Global Growth Fund	382,158		754,744
American Funds IS Global Small Capitalization Fund	345,067		13,359
American Funds IS Growth-Income Fund	1,408,844		378,314
American Funds IS International Fund	362,123		145,667
American Funds IS New World Fund	709,031		905,957
Blackrock 60/40 Target Allocation ETF VI Fund	276,124		269,145
Blackrock Global Allocation VI Fund	541,332		1,880,239
BNY Mellon IP Midcap Stock Portfolio	311,131		544,500
BNY Mellon VIF Appreciation Portfolio	1,271,529		1,562,318
BNY Mellon VIF Growth and Income Portfolio	495,656		771,330
BNY Mellon VIF Opportunistic Small Cap Portfolio	3,586		11,535
Clearbridge Variable Large Cap Growth Portfolio	1,260,493		1,439,718
Clearbridge Variable Mid Cap Portfolio	54,217		71,997

Investment Division		Purchases		Sales
Clearbridge Variable Small Cap Growth Portfolio	$	735,944	$	703,353
Columbia Variable Portfolio - Emerging Markets Funds		2,326,364		1,814,755
Columbia Variable Portfolio - Large Cap Growth Fund		4,143,371		2,946,254
Columbia Variable Portfolio - Seligman Global Technology Fund		5,970,193		6,537,007
Columbia Variable Portfolio - Small Cap Value Fund		1,085,678		670,416
Delaware VIP Emerging Markets Series		1,785,474		1,421,149
Delaware VIP International Series		494,078		-
Delaware VIP International Value Equity Series		263,230		495,911
Delaware VIP Small Cap Value Series		2,608,456		3,726,319
Delaware VIP Smid Cap Core Series		2,658,147		2,382,778
Delaware VIP Value Series		277,737		65,234
Dimensional VA US Targeted Value Portfolio		504,382		611,029
DWS Capital Growth VIP		7,420,893		8,667,767
DWS Core Equity VIP		1,558,280		3,369,760
DWS CROCI® U.S. VIP		500,970		1,059,276
DWS Global Small Cap VIP		210,052		529,259
DWS Small Cap Index VIP		7,217,581		4,952,418
DWS Small Mid Cap Growth VIP		263,082		520,737
DWS Small Mid Cap Value VIP		598,112		790,316
Federated Fund for U.S. Government Securities II		12,528,169		7,410,853
Federated Managed Volatility Fund II		51,170		133,383
Franklin Small Cap Value VIP Fund		2,680,228		1,952,845
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio		-		76,188
Great-West Aggressive Profile Fund		178,991		152,601
Great-West Ariel Mid Cap Value Fund		14,099		144,226
Great-West Bond Index Fund		12,843,959		8,032,899
Great-West Conservative Profile Fund		2,278,949		202,334
Great-West International Index Fund		2,240,352		412,373
Great-West International Value Fund		14,442		-
Great-West Invesco Small Cap Value Fund		20,998		139,601
Great-West Lifetime 2015 Fund		776		16,620
Great-West Lifetime 2020 Fund		175,782		405,256
Great-West Lifetime 2025 Fund		303,376		39,030
Great-West Lifetime 2030 Fund		115,955		800
Great-West Lifetime 2035 Fund		771,115		3,526
Great-West Lifetime 2040 Fund		742		92
Great-West Lifetime 2045 Fund		65,177		209
Great-West Lifetime 2050 Fund		2,289		526
Great-West Lifetime 2055 Fund		59,489		254
Great-West Lifetime 2060 Fund		-		-
Great-West Mid Cap Value Fund		41,398		158,389
Great-West Moderate Profile Fund		3,544,835		723,614
Great-West Moderately Aggressive Profile Fund		2,476,294		420,540

Investment Division	Purchases		Sales
Great-West Moderately Conservative Profile Fund	$2,575,836	$	454,809
Great-West Multi-Sector Bond Fund	2,625,963		3,089,916
Great-West Real Estate Index Fund	104,098		146,767
Great-West SecureFoundation® Balanced Fund	14,887,129		17,796,349
Great-West Small Cap Value Fund	103,057		2,370
Great-West T. Rowe Price Mid Cap Growth Fund	261,013		137,973
Invesco Oppenheimer V.I. Global Fund	2,760,745		5,680,847
Invesco Oppenheimer V.I. International Growth Fund	319,765		2,135,578
Invesco Oppenheimer V.I. Main Street Small Cap Fund	820,836		904,102
Invesco V.I. Comstock Fund	1,264,091		1,629,095
Invesco V.I. Core Equity Fund	-		448,970
Invesco V.I. Growth & Income Fund	847,624		2,394,292
Invesco V.I. High Yield Fund	1,696,919		7,307,029
Invesco V.I. International Growth Fund	815,031		3,019,572
Invesco V.I. Mid Cap Core Equity Fund	-		456,847
Invesco V.I. Small Cap Equity Fund	986,701		1,420,715
Invesco V.I. Technology Fund	3,936,009		4,921,353
Ivy VIP International Core Equity	87,876		829,055
Janus Henderson VIT Global Technology and Innovation Portfolio Institutional Shares	1,169,318		167,841
Janus Henderson VIT Balanced Portfolio Institutional Shares	1,288,718		2,280,329
Janus Henderson VIT Balanced Portfolio Service Shares	16,092,927		14,757,177
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	5,233,483		3,714,827
Janus Henderson VIT Flexible Bond Portfolio Service Shares	9,406,758		10,345,558
Janus Henderson VIT Global Research Portfolio	1,311,376		1,208,365
Janus Henderson VIT Global Technology and Innovation Portfolio Service Shares	17,075,261		12,682,836
Janus Henderson VIT Overseas Portfolio Institutional Shares	18,708		263,218
Janus Henderson VIT Overseas Portfolio Service Shares	656,529		257,419
Janus Henderson VIT Research Portfolio	718,327		659,599
JP Morgan Insurance Trust Core Bond Portfolio	390,347		15,042
JPMorgan Ins urance Trust Small Cap Core Portfolio	735,132		931,849
Lazard Retirement Emerging Markets Equity Portfolio	2,304,816		3,040,597
Lord Abbett Series Short Duration Income Portfolio	1,821,269		280,068
LVIP Baron Growth Opportunities Fund	2,627,267		5,055,223
MFS VIT II Core Equity Portfolio	46,186		-
MFS VIT II International Growth Portfolio	705,211		53,524
MFS VIT II International Intrinsic Value Portfolio	4,607,863		6,509,469
MFS VIT III Blended Research Small Cap Equity Portfolio	90,332		28,302
MFS VIT III Mid Cap Value Portfolio	112,095		16,367
MFS VIT Utilities Series	2,805,259		3,933,213
Morgan Stanley VIF U.S. Real Estate Portfolio	450,492		711,287
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	77,141		151,074
Neuberger Berman AMT Sustainable Equity Portfolio	4,519		61,073
NVIT Mid Cap Index Fund	3,127,836		5,941,591

Investment Division	Purchases		Sales
PIMCO VIT Commodity Real Return Strategy Portfolio	$469,467	$	516,095
PIMCO VIT Emerging Markets Bond Portfolio	352,734		142,053
PIMCO VIT High Yield Portfolio	12,735,747		11,300,625
PIMCO VIT Low Duration Portfolio	11,371,903		15,526,857
PIMCO VIT Real Return Portfolio	642,952		522,373
PIMCO VIT Total Return Portfolio	24,299,498		19,540,167
Pioneer Bond VCT Portfolio	154,121		96,397
Pioneer Fund VCT Portfolio	3,816,761		3,733,844
Pioneer Mid Cap Value VCT Portfolio	62,688		207,278
Pioneer Select Mid Cap Growth VCT Portfolio	1,659,601		1,946,358
Prudential Series Fund Equity Portfolio	19,984		157,293
Prudential Series Fund Natural Resources Portfolio	-		114,386
Putnam VT Equity Income Fund	2,694,472		4,108,940
Putnam VT Global Asset Allocation Fund	38,421		51,172
Putnam VT Global Health Care Fund	1,770,404		2,079,997
Putnam VT Income Fund	1,937,688		4,683,922
Putnam VT International Equity Fund	161,729		134,336
Putnam VT International Value Fund	341,413		105,670
Putnam VT Mortgage Securities Fund	5,468,550		6,450,290
Putnam VT Multi-Cap Core Fund	399,254		356,793
Putnam VT Small Cap Value Fund	101,994		6,107
Royce Capital Fund - Small-Cap Portfolio	69,929		290,500
Schwab Government Money Market Portfolio	157,505,878		123,465,771
Schwab S&P 500 Index Portfolio	65,964,002		63,767,354
Schwab VIT Balanced Portfolio	868,603		1,673,309
Schwab VIT Balanced With Growth Portfolio	1,734,196		2,507,555
Schwab VIT Growth Portfolio	1,170,558		364,285
T. Rowe Price Health Sciences Portfolio	261,556		204,518
T. Rowe Price Health Sciences Portfolio Clas s II	2,609,632		1,855,769
Templeton Foreign VIP Fund	413,696		958,736
Templeton Global Bond VIP Fund	2,155,912		1,485,502
Third Avenue Value Portfolio Variable Series	32,699		77,551
Touchstone VST Bond Fund	1,661,422		1,013,884
Touchstone VST Common Stock Fund	400,774		2,330,298
Touchstone VST Common Stock Fund Class SC	23,753		411,510
Touchstone VST Small Company Fund	940,608		2,018,250
Van Eck VIP Global Hard Assets Fund	7,177,602		4,651,461
Van Eck VIP Unconstrained Emerging Markets Bond Fund	817,092		648,031
Vanguard VIF Capital Growth Portfolio	1,234,772		2,089,881
Vanguard VIF Diversified Value Portfolio	2,387,303		1,536,095
Vanguard VIF Mid-Cap Index Portfolio	2,408,594		1,583,755
Vanguard VIF Real Estate Index Portfolio	833,421		1,978,072
Vanguard VIF Small Company Growth Portfolio	617,863		769,187
Wells Fargo VT Discovery Fund	5,321,851		2,884,956
Wells Fargo VT Omega Growth Fund	1,944,456		876,067
Wells Fargo VT Opportunity Fund	584,075		866,912

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as contract maintenance charge on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as contract maintenance charge on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 10, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AB VPS GROWTH AND INCOME PORTFOLIO
2020	352	$ 33.88	to	$ 16.69	$ 9,133	1.71%	0.49%	to	0.85%	1.86%	to	2.22%
2019	344	$ 33.26	to	$ 16.33	$ 8,978	1.26%	0.49%	to	0.85%	22.87%	to	23.31%
2018	352	$ 27.07	to	$ 13.24	$ 7,517	0.98%	0.49%	to	0.85%	(6.41) %	to	(6.07) %
2017	373	$ 28.93	to	$ 14.10	$ 8,647	1.44%	0.49%	to	0.85%	17.92%	to	18.35%
2016	415	$ 24.53	to	$ 11.91	$ 8,104	1.07%	0.49%	to	0.85%	10.36%	to	10.76%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2020	388	$ 23.92	to	$ 15.68	$ 9,494	1.49%	0.49%	to	0.85%	28.83%	to	29.34%
2019	417	$ 18.57	to	$ 12.12	$ 7,898	0.57%	0.49%	to	0.85%	26.45%	to	26.90%
2018	457	$ 14.68	to	$ 9.55	$ 6,835	0.68%	0.49%	to	0.85%	(18.12) %	to	(17.82) %
2017	531	$ 17.93	to	$ 11.62	$ 9,691	1.15%	0.49%	to	0.85%	33.89%	to	34.37%
2016	634	$ 13.39	to	$ 8.65	$ 8,560	0.00%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
AB VPS INTERNATIONAL VALUE PORTFOLIO
2020	196	$ 8.85	to	$ 9.11	$ 1,768	2.01%	0.65%	to	0.85%	1.56%	to	1.78%
2019	249	$ 8.71	to	$ 8.95	$ 2,216	0.92%	0.65%	to	0.85%	16.14%	to	16.37%
2018	273	$ 7.50	to	$ 7.69	$ 2,093	1.46%	0.65%	to	0.85%	(23.45) %	to	(23.29) %
2017	315	$ 9.79	to	$ 10.02	$ 3,154	2.15%	0.65%	to	0.85%	24.37%	to	24.61%
2016	348	$ 7.87	to	$ 8.04	$ 2,794	1.21%	0.65%	to	0.85%	(1.34) %	to	(1.14) %
AB VPS LARGE CAP GROWTH PORTFOLIO
2020	487	$ 62.81	to	$ 30.75	$ 17,518	0.00%	0.49%	to	0.85%	34.35%	to	34.80%
2019	318	$ 46.75	to	$ 22.81	$ 9,183	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
2018	358	$ 34.49	to	$ 16.76	$ 7,477	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	270	$ 33.44	to	$ 16.20	$ 5,556	0.00%	0.49%	to	0.85%	33.37%	to	33.85%
2016	168	$ 25.08	to	$ 12.10	$ 2,940	0.00%	0.49%	to	0.85%	0.26%	to	0.62%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2020	191	$ 25.55	to	$ 14.34	$ 4,494	1.10%	0.49%	to	0.85%	2.50%	to	2.84%
2019	205	$ 24.93	to	$ 13.94	$ 4,591	0.56%	0.49%	to	0.85%	19.08%	to	19.51%
2018	246	$ 20.94	to	$ 11.66	$ 4,733	0.48%	0.49%	to	0.85%	(15.75) %	to	(15.45) %
2017	279	$ 24.85	to	$ 13.79	$ 6,335	0.46%	0.49%	to	0.85%	12.19%	to	12.60%
2016	339	$ 22.15	to	$ 12.25	$ 7,050	0.60%	0.49%	to	0.85%	24.04%	to	24.48%
ALGER BALANCED PORTFOLIO
2020	38	$ 25.78	to	$ 25.22	$ 980	1.38%	0.65%	to	0.85%	9.31%	to	9.50%
2019	39	$ 23.58	to	$ 23.03	$ 909	1.41%	0.65%	to	0.85%	18.49%	to	18.73%
2018	44	$ 19.90	to	$ 19.39	$ 864	4.12%	0.65%	to	0.85%	(4.15) %	to	(3.96) %
2017	44	$ 20.76	to	$ 20.19	$ 914	2.90%	0.65%	to	0.85%	14.47%	to	14.70%
2016	46	$ 18.14	to	$ 17.61	$ 831	1.98%	0.65%	to	0.85%	7.59%	to	7.81%
ALGER CAPITAL APPRECIATION PORTFOLIO
2020	239	$ 23.86	to	$ 24.35	$ 5,764	0.00%	0.49%	to	0.85%	40.59%	to	41.08%
2019	141	$ 16.97	to	$ 17.26	$ 2,410	0.00%	0.49%	to	0.85%	32.45%	to	32.93%
2018	147	$ 12.82	to	$ 12.99	$ 1,901	0.11%	0.49%	to	0.85%	(0.95) %	to	(0.59) %
2017	70	$ 12.94	to	$ 13.06	$ 907	0.19%	0.49%	to	0.85%	29.97%	to	30.43%
2016	44	$ 9.98	to	$ 10.01	$ 435	0.28%	0.49%	to	0.69%	(0.18) %	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2020	777	$ 87.90	to	$ 29.29	$ 47,075	0.20%	0.49%	to	0.85%	65.62%	to	66.24%
2019	799	$ 53.07	to	$ 17.62	$ 29,043	0.00%	0.49%	to	0.85%	26.35%	to	26.81%
2018	949	$ 42.00	to	$ 13.90	$ 27,635	0.00%	0.49%	to	0.85%	1.34%	to	1.71%
2017	929	$ 41.45	to	$ 13.66	$ 25,738	0.00%	0.49%	to	0.85%	27.38%	to	27.84%
2016	960	$ 32.54	to	$ 10.69	$ 21,261	0.00%	0.49%	to	0.85%	(1.67) %	to	(1.32) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALGER MID CAP GROWTH PORTFOLIO
2020	131	$ 57.86	to	$ 26.32	$ 7,528	0.00%	0.49%	to	0.85%	63.25%	to	63.87%
2019	132	$ 35.44	to	$ 16.06	$ 4,699	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
2018	156	$ 27.44	to	$ 12.39	$ 4,314	0.00%	0.49%	to	0.85%	(8.23) %	to	(7.90) %
2017	168	$ 29.91	to	$ 13.46	$ 5,045	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	166	$ 23.24	to	$ 10.42	$ 3,863	0.00%	0.49%	to	0.85%	0.12%	to	0.47%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2020	11	$ 17.30	to	$ 17.59	$ 189	13.39%	0.49%	to	0.85%	8.64%	to	9.04%
2019	14	$ 15.92	to	$ 16.13	$ 230	0.00%	0.49%	to	0.85%	39.15%	to	39.65%
2018	13	$ 11.44	to	$ 11.55	$ 147	5.26%	0.49%	to	0.85%	(12.96) %	to	(12.65) %
2017	12	$ 13.15	to	$ 13.22	$ 154	4.80%	0.49%	to	0.85%	24.43%	to	24.88%
2016	1	$ 10.58	to	$ 10.59	$ 9	5.78%	0.49%	to	0.65%	5.78%	to	5.89%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2020	1,626	$ 30.06	to	$ 15.69	$ 33,491	1.26%	0.49%	to	0.85%	11.58%	to	11.96%
2019	1,690	$ 26.94	to	$ 14.01	$ 31,688	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
2018	1,445	$ 22.67	to	$ 11.74	$ 24,050	1.43%	0.49%	to	0.85%	(4.65) %	to	(4.30) %
2017	1,306	$ 23.78	to	$ 12.27	$ 23,527	1.56%	0.49%	to	0.85%	12.95%	to	13.36%
2016	1,096	$ 21.05	to	$ 10.83	$ 18,762	1.58%	0.49%	to	0.85%	6.09%	to	6.47%
AMERICAN CENTURY VP DISCIPLINED CORE VALUE FUND
2020	378	$ 36.15	to	$ 17.30	$ 9,954	2.20%	0.49%	to	0.85%	10.87%	to	11.27%
2019	357	$ 32.61	to	$ 15.55	$ 7,945	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
2018	358	$ 26.54	to	$ 12.61	$ 6,745	1.94%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2017	334	$ 28.74	to	$ 13.60	$ 7,100	2.37%	0.49%	to	0.85%	19.47%	to	19.90%
2016	352	$ 24.05	to	$ 11.35	$ 6,252	2.37%	0.49%	to	0.85%	12.53%	to	12.93%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2020	412	$ 39.19	to	$ 15.53	$ 9,356	0.50%	0.49%	to	0.85%	24.81%	to	25.28%
2019	354	$ 31.40	to	$ 12.40	$ 6,998	0.90%	0.49%	to	0.85%	27.33%	to	27.79%
2018	373	$ 24.66	to	$ 9.70	$ 5,785	1.27%	0.49%	to	0.85%	(15.95) %	to	(15.63) %
2017	361	$ 29.33	to	$ 11.50	$ 6,928	0.78%	0.49%	to	0.85%	30.10%	to	30.57%
2016	310	$ 22.55	to	$ 8.81	$ 4,729	1.03%	0.49%	to	0.85%	(6.30) %	to	(5.97) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	329	$ 37.73	to	$ 16.23	$ 9,984	1.77%	0.49%	to	0.85%	0.25%	to	0.61%
2019	405	$ 37.64	to	$ 16.13	$ 11,983	1.91%	0.49%	to	0.85%	27.90%	to	28.36%
2018	418	$ 29.43	to	$ 12.56	$ 9,942	1.26%	0.49%	to	0.85%	(13.70) %	to	(13.39) %
2017	431	$ 34.10	to	$ 14.51	$ 12,118	1.40%	0.49%	to	0.85%	10.53%	to	10.92%
2016	434	$ 30.85	to	$ 13.08	$ 11,551	1.58%	0.49%	to	0.85%	21.68%	to	22.12%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	754	$ 34.19	to	$ 15.23	$ 21,654	2.46%	0.49%	to	0.85%	0.12%	to	0.51%
2019	869	$ 34.15	to	$ 15.15	$ 25,870	2.12%	0.49%	to	0.85%	25.96%	to	26.41%
2018	883	$ 27.11	to	$ 11.99	$ 21,822	1.66%	0.49%	to	0.85%	(9.93) %	to	(9.59) %
2017	961	$ 30.10	to	$ 13.26	$ 26,603	1.65%	0.49%	to	0.85%	7.83%	to	8.22%
2016	1,112	$ 27.91	to	$ 12.25	$ 28,673	1.79%	0.49%	to	0.85%	19.46%	to	19.89%
AMERICAN FUNDS IS BOND FUND
(Effective date 4/30/2020)
2020	179	$ 10.46	to	$ 10.48	$ 1,875	3.84%	0.49%	to	0.69%	4.56%	to	4.81%
AMERICAN FUNDS IS GLOBAL BOND FUND
(Effective date 4/30/2020)
2020	3	$ 11.07	to	$ 11.09	$ 31	2.41%	0.49%	to	0.85%	10.66%	to	10.92%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN FUNDS IS GLOBAL GROWTH FUND
2020	93	$ 22.53	to	$ 22.83	$ 2,128	0.64%	0.49%	to	0.69%	29.92%	to	30.14%
2019	119	$ 17.34	to	$ 17.54	$ 2,076	1.41%	0.49%	to	0.69%	34.69%	to	34.95%
2018	112	$ 12.88	to	$ 13.00	$ 1,448	1.11%	0.49%	to	0.69%	(9.44) %	to	(9.26) %
2017	86	$ 14.22	to	$ 14.32	$ 1,233	0.96%	0.49%	to	0.69%	30.90%	to	31.16%
2016	69	$ 10.86	to	$ 10.92	$ 755	1.26%	0.49%	to	0.69%	0.18%	to	0.39%
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
(Effective date 4/30/2020)
2020	27	$ 15.22	to	$ 15.26	$ 412	0.00%	0.49%	to	0.85%	52.21%	to	52.58%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	405	$ 13.25	to	$ 13.38	$ 5,401	1.39%	0.49%	to	0.85%	12.30%	to	12.71%
2019	323	$ 11.80	to	$ 11.87	$ 3,832	1.89%	0.49%	to	0.85%	24.79%	to	25.23%
2018	146	$ 9.46	to	$ 9.48	$ 1,384	1.56%	0.49%	to	0.85%	(5.43) %	to	(5.20) %
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2020	201	$ 13.80	to	$ 13.91	$ 2,787	0.77%	0.49%	to	0.69%	13.15%	to	13.43%
2019	182	$ 12.20	to	$ 12.26	$ 2,223	1.57%	0.49%	to	0.69%	22.05%	to	22.28%
2018	146	$ 9.99	to	$ 10.03	$ 1,466	2.62%	0.49%	to	0.69%	(13.73) %	to	(13.56) %
2017	54	$ 11.58	to	$ 11.60	$ 627	1.38%	0.49%	to	0.69%	15.84%	to	16.00%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2020	269	$ 17.76	to	$ 18.06	$ 4,838	0.08%	0.49%	to	0.85%	22.54%	to	23.01%
2019	286	$ 14.49	to	$ 14.68	$ 4,186	1.00%	0.49%	to	0.85%	28.05%	to	28.51%
2018	251	$ 11.32	to	$ 11.43	$ 2,865	1.21%	0.49%	to	0.85%	(14.77) %	to	(14.46) %
2017	86	$ 13.28	to	$ 13.36	$ 1,150	1.44%	0.49%	to	0.85%	28.35%	to	28.82%
2016	31	$ 10.34	to	$ 10.37	$ 324	0.86%	0.49%	to	0.85%	3.44%	to	3.69%
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND
(Effective date 04/30/2019)
2020	44	$ 12.26	to	$ 12.29	$ 542	1.52%	0.49%	to	0.65%	13.61%	to	13.80%
2019	42	$ 10.79	to	$ 10.80	$ 458	1.70%	0.49%	to	0.69%	7.86%	to	8.01%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	626	$ 14.86	to	$ 15.03	$ 9,351	1.34%	0.49%	to	0.85%	19.97%	to	20.42%
2019	738	$ 12.39	to	$ 12.48	$ 9,176	1.29%	0.49%	to	0.85%	17.00%	to	17.41%
2018	790	$ 10.45	to	$ 10.63	$ 8,399	1.05%	0.49%	to	0.85%	(8.13) %	to	(7.79) %
2017	631	$ 11.38	to	$ 11.53	$ 7,293	1.47%	0.49%	to	0.85%	12.90%	to	13.30%
2016	483	$ 10.21	to	$ 10.17	$ 4,944	1.39%	0.49%	to	0.85%	3.24%	to	3.60%
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2020	119	$ 36.92	to	$ 14.94	$ 2,797	0.87%	0.49%	to	0.85%	7.18%	to	7.60%
2019	126	$ 34.45	to	$ 13.88	$ 2,807	0.67%	0.49%	to	0.85%	19.17%	to	19.59%
2018	149	$ 28.91	to	$ 11.61	$ 2,722	0.63%	0.49%	to	0.85%	(16.21) %	to	(15.90) %
2017	118	$ 34.50	to	$ 13.80	$ 2,917	1.09%	0.49%	to	0.85%	14.41%	to	14.81%
2016	101	$ 30.15	to	$ 12.02	$ 2,385	1.05%	0.49%	to	0.85%	14.49%	to	14.91%
BNY MELLON VIF APPRECIATION PORTFOLIO
2020	291	$ 38.41	to	$ 21.09	$ 10,553	0.85%	0.49%	to	0.85%	22.63%	to	23.10%
2019	321	$ 31.32	to	$ 17.13	$ 9,596	1.16%	0.49%	to	0.85%	34.94%	to	35.43%
2018	351	$ 23.21	to	$ 12.65	$ 7,764	1.24%	0.49%	to	0.85%	(7.64) %	to	(7.31) %
2017	408	$ 25.13	to	$ 13.65	$ 9,774	1.34%	0.49%	to	0.85%	26.26%	to	26.72%
2016	455	$ 19.90	to	$ 10.77	$ 8,667	1.63%	0.49%	to	0.85%	6.99%	to	7.38%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	223	$ 43.17	to	$ 21.27	$ 6,407	0.83%	0.49%	to	0.85%	23.56%	to	24.01%
2019	254	$ 34.94	to	$ 17.15	$ 5,855	1.08%	0.49%	to	0.85%	28.03%	to	28.49%
2018	253	$ 27.29	to	$ 13.35	$ 4,629	0.80%	0.49%	to	0.85%	(5.50) %	to	(5.15) %
2017	271	$ 28.87	to	$ 14.07	$ 5,280	0.76%	0.49%	to	0.85%	18.70%	to	19.12%
2016	233	$ 24.33	to	$ 11.81	$ 4,058	1.20%	0.49%	to	0.85%	9.10%	to	9.50%
BNY MELLON VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2020	26	$ 30.60	to	$ 27.31	$ 722	0.70%	0.65%	to	0.85%	18.84%	to	19.13%
2019	27	$ 25.75	to	$ 22.92	$ 620	0.00%	0.65%	to	0.85%	20.75%	to	20.98%
2018	29	$ 21.32	to	$ 18.95	$ 561	0.00%	0.65%	to	0.85%	(19.80) %	to	(19.60) %
2017	29	$ 26.59	to	$ 23.57	$ 707	0.00%	0.65%	to	0.85%	23.63%	to	23.88%
2016	31	$ 21.51	to	$ 19.02	$ 594	0.00%	0.65%	to	0.85%	16.09%	to	16.31%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2020	90	$ 16.20	to	$ 16.36	$ 1,444	0.02%	0.49%	to	0.85%	29.64%	to	30.14%
2019	111	$ 12.53	to	$ 12.57	$ 1,398	0.48%	0.49%	to	0.69%	31.25%	to	31.51%
2018	51	$ 9.55	to	$ 9.56	$ 489	0.32%	0.49%	to	0.69%	(4.52) %	to	(4.39) %
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2020	14	$ 16.16	to	$ 16.44	$ 232	0.31%	0.49%	to	0.85%	14.38%	to	14.78%
2019	16	$ 14.13	to	$ 14.32	$ 227	0.57%	0.49%	to	0.85%	31.82%	to	32.30%
2018	16	$ 10.72	to	$ 10.78	$ 177	0.53%	0.65%	to	0.85%	(13.26) %	to	(13.09) %
2017	15	$ 12.36	to	$ 12.40	$ 180	0.51%	0.65%	to	0.85%	11.85%	to	12.07%
2016	10	$ 11.06	to	$ 11.06	$ 111	0.49%	0.65%	to	0.69%	10.62%	to	10.65%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	108	$ 22.67	to	$ 23.13	$ 2,485	0.00%	0.49%	to	0.85%	42.02%	to	42.54%
2019	110	$ 15.96	to	$ 16.23	$ 1,781	0.00%	0.49%	to	0.85%	25.80%	to	26.25%
2018	168	$ 12.68	to	$ 12.85	$ 2,160	0.00%	0.49%	to	0.85%	2.55%	to	2.93%
2017	82	$ 12.42	to	$ 12.49	$ 1,027	0.00%	0.49%	to	0.69%	23.41%	to	23.66%
2016	70	$ 10.06	to	$ 10.10	$ 711	0.00%	0.49%	to	0.69%	5.08%	to	5.29%
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(Effective date 4/30/2020)
2020	35	$ 16.00	to	$ 16.04	$ 465	0.00%	0.49%	to	0.85%	60.00%	to	60.39%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2020	252	$ 22.64	to	$ 23.02	$ 5,748	0.00%	0.49%	to	0.85%	33.31%	to	33.76%
2019	204	$ 16.98	to	$ 17.21	$ 3,491	0.00%	0.49%	to	0.85%	34.39%	to	34.87%
2018	181	$ 12.64	to	$ 12.76	$ 2,307	0.00%	0.49%	to	0.85%	(4.96) %	to	(4.61) %
2017	146	$ 13.30	to	$ 13.38	$ 1,940	0.00%	0.49%	to	0.85%	26.76%	to	27.22%
2016	147	$ 10.49	to	$ 10.52	$ 1,539	0.00%	0.49%	to	0.85%	4.90%	to	5.15%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2020	419	$ 52.56	to	$ 40.92	$ 21,235	0.00%	0.49%	to	0.85%	44.55%	to	45.06%
2019	474	$ 36.36	to	$ 28.21	$ 16,842	0.00%	0.49%	to	0.85%	53.66%	to	54.21%
2018	422	$ 23.66	to	$ 18.29	$ 9,818	0.00%	0.49%	to	0.85%	(9.23) %	to	(8.90) %
2017	591	$ 26.07	to	$ 20.08	$ 15,282	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	459	$ 19.48	to	$ 14.95	$ 8,952	0.00%	0.49%	to	0.85%	18.01%	to	18.43%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2020	73	$ 31.98	to	$ 14.96	$ 2,118	0.34%	0.49%	to	0.85%	7.66%	to	8.06%
2019	69	$ 29.70	to	$ 13.84	$ 1,670	0.27%	0.49%	to	0.85%	19.96%	to	20.39%
2018	73	$ 24.76	to	$ 11.50	$ 1,473	0.18%	0.49%	to	0.85%	(18.86) %	to	(18.57) %
2017	119	$ 30.51	to	$ 14.12	$ 3,148	0.28%	0.49%	to	0.85%	13.02%	to	13.43%
2016	134	$ 27.00	to	$ 12.45	$ 3,249	0.35%	0.49%	to	0.85%	31.62%	to	32.10%
DELAWARE VIP EMERGING MARKETS SERIES
2020	359	$ 15.67	to	$ 15.32	$ 5,469	0.80%	0.49%	to	0.85%	23.99%	to	24.52%
2019	349	$ 12.64	to	$ 12.30	$ 4,355	0.71%	0.49%	to	0.85%	21.59%	to	22.04%
2018	347	$ 10.39	to	$ 10.08	$ 3,560	3.61%	0.49%	to	0.85%	(16.52) %	to	(16.23) %
2017	397	$ 12.45	to	$ 12.04	$ 4,896	0.43%	0.49%	to	0.85%	39.36%	to	39.87%
2016	178	$ 8.93	to	$ 8.60	$ 1,576	1.04%	0.49%	to	0.85%	12.98%	to	13.37%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	49	$ 10.18	to	$ 10.18	$ 503	3.65%	0.49%	to	0.69%	1.78%	to	1.77%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	502	$ 43.38	to	$ 14.42	$ 19,148	1.50%	0.49%	to	0.85%	(2.73) %	to	(2.38) %
2019	543	$ 44.60	to	$ 14.77	$ 22,310	1.05%	0.49%	to	0.85%	27.05%	to	27.51%
2018	532	$ 35.10	to	$ 11.58	$ 17,870	0.84%	0.49%	to	0.85%	(17.43) %	to	(17.13) %
2017	568	$ 42.51	to	$ 13.98	$ 23,740	0.84%	0.49%	to	0.85%	11.10%	to	11.51%
2016	576	$ 38.26	to	$ 12.54	$ 22,467	0.98%	0.49%	to	0.85%	30.30%	to	30.76%
DELAWARE VIP SMID CAP CORE SERIES
2020	334	$ 45.77	to	$ 18.89	$ 10,381	0.55%	0.49%	to	0.85%	10.14%	to	10.52%
2019	288	$ 41.56	to	$ 17.09	$ 9,101	0.60%	0.49%	to	0.85%	28.53%	to	29.00%
2018	353	$ 32.33	to	$ 13.25	$ 8,576	0.17%	0.49%	to	0.85%	(12.87) %	to	(12.55) %
2017	297	$ 37.11	to	$ 15.15	$ 9,097	0.31%	0.49%	to	0.85%	17.65%	to	18.07%
2016	317	$ 31.54	to	$ 12.83	$ 8,345	0.24%	0.49%	to	0.85%	7.38%	to	7.77%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2020	82	$ 12.60	to	$ 12.77	$ 1,043	2.39%	0.49%	to	0.85%	(0.41) %	to	(0.11) %
2019	66	$ 12.65	to	$ 12.78	$ 838	1.30%	0.49%	to	0.85%	18.95%	to	19.39%
2018	41	$ 10.64	to	$ 10.70	$ 438	1.40%	0.49%	to	0.85%	(3.56) %	to	(3.21) %
2017	5	$ 11.03	to	$ 11.04	$ 51	0.00%	0.65%	to	0.85%	10.30%	to	10.45%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2020	158	$ 13.81	to	$ 13.99	$ 2,205	1.87%	0.49%	to	0.69%	3.30%	to	3.51%
2019	171	$ 13.37	to	$ 13.52	$ 2,311	1.54%	0.49%	to	0.69%	21.71%	to	21.96%
2018	155	$ 10.99	to	$ 11.09	$ 1,720	0.82%	0.49%	to	0.69%	(16.45) %	to	(16.28) %
2017	161	$ 13.15	to	$ 13.25	$ 2,132	1.29%	0.49%	to	0.69%	9.01%	to	9.23%
2016	115	$ 12.06	to	$ 12.13	$ 1,391	1.43%	0.49%	to	0.69%	26.62%	to	26.88%
DWS CAPITAL GROWTH VIP
2020	877	$ 62.13	to	$ 28.77	$ 36,771	0.53%	0.49%	to	0.85%	37.86%	to	38.37%
2019	972	$ 45.07	to	$ 20.79	$ 29,819	0.42%	0.49%	to	0.85%	35.98%	to	36.46%
2018	979	$ 33.14	to	$ 15.23	$ 22,824	0.71%	0.49%	to	0.85%	(2.43) %	to	(2.08) %
2017	954	$ 33.97	to	$ 15.56	$ 23,204	0.71%	0.49%	to	0.85%	25.24%	to	25.68%
2016	903	$ 27.12	to	$ 12.38	$ 18,274	0.86%	0.49%	to	0.85%	3.36%	to	3.74%
DWS CORE EQUITY VIP
2020	364	$ 39.31	to	$ 21.15	$ 12,127	1.48%	0.49%	to	0.85%	15.14%	to	15.59%
2019	472	$ 34.14	to	$ 18.30	$ 13,086	1.11%	0.49%	to	0.85%	29.20%	to	29.66%
2018	522	$ 26.42	to	$ 14.12	$ 11,275	1.79%	0.49%	to	0.85%	(6.49) %	to	(6.15) %
2017	481	$ 28.25	to	$ 15.04	$ 11,572	1.20%	0.49%	to	0.85%	19.99%	to	20.43%
2016	489	$ 23.55	to	$ 12.49	$ 10,104	1.40%	0.49%	to	0.85%	9.55%	to	9.94%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DWS CROCI® U.S. VIP
2020	274	$ 19.33	to	$ 11.65	$ 5,205	2.59%	0.49%	to	0.85%	(12.91) %	to	(12.60) %
2019	333	$ 22.19	to	$ 13.33	$ 7,065	1.93%	0.49%	to	0.85%	31.83%	to	32.30%
2018	358	$ 16.83	to	$ 10.07	$ 5,774	2.52%	0.49%	to	0.85%	(11.26) %	to	(10.94) %
2017	422	$ 18.97	to	$ 11.31	$ 7,661	1.55%	0.49%	to	0.85%	21.85%	to	22.28%
2016	489	$ 15.57	to	$ 9.25	$ 7,357	1.09%	0.49%	to	0.85%	(5.20) %	to	(4.85) %
DWS GLOBAL SMALL CAP VIP
2020	98	$ 12.67	to	$ 12.95	$ 1,258	0.95%	0.49%	to	0.85%	16.52%	to	16.79%
2019	128	$ 10.87	to	$ 11.09	$ 1,410	0.00%	0.49%	to	0.85%	20.27%	to	20.70%
2018	110	$ 9.05	to	$ 9.19	$ 1,000	0.26%	0.49%	to	0.85%	(21.19) %	to	(20.90) %
2017	99	$ 11.47	to	$ 11.62	$ 1,139	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
2016	62	$ 9.65	to	$ 9.73	$ 599	0.41%	0.49%	to	0.85%	0.72%	to	1.07%
DWS SMALL CAP INDEX VIP
2020	1,221	$ 46.89	to	$ 18.05	$ 33,005	1.22%	0.49%	to	0.85%	18.43%	to	18.84%
2019	1,190	$ 39.59	to	$ 15.19	$ 28,574	1.01%	0.49%	to	0.85%	24.16%	to	24.61%
2018	1,052	$ 31.89	to	$ 12.19	$ 22,089	0.93%	0.49%	to	0.85%	(11.99) %	to	(11.67) %
2017	921	$ 36.23	to	$ 13.80	$ 23,817	0.95%	0.49%	to	0.85%	13.36%	to	13.77%
2016	820	$ 31.96	to	$ 12.13	$ 20,603	1.07%	0.49%	to	0.85%	20.01%	to	20.43%
DWS SMALL MID CAP GROWTH VIP
2020	72	$ 36.33	to	$ 19.00	$ 1,919	0.05%	0.49%	to	0.85%	29.06%	to	29.51%
2019	88	$ 28.15	to	$ 14.67	$ 1,699	0.00%	0.49%	to	0.85%	21.38%	to	21.82%
2018	103	$ 23.19	to	$ 12.04	$ 1,524	0.00%	0.49%	to	0.85%	(14.32) %	to	(14.02) %
2017	80	$ 27.06	to	$ 14.00	$ 1,468	0.09%	0.49%	to	0.85%	21.09%	to	21.52%
2016	73	$ 22.35	to	$ 11.52	$ 1,153	0.00%	0.49%	to	0.85%	8.15%	to	8.54%
DWS SMALL MID CAP VALUE VIP
2020	152	$ 20.15	to	$ 12.82	$ 2,943	1.54%	0.49%	to	0.85%	(1.64) %	to	(1.27) %
2019	177	$ 20.49	to	$ 12.99	$ 3,479	0.74%	0.49%	to	0.85%	20.48%	to	20.92%
2018	202	$ 17.01	to	$ 10.74	$ 3,307	1.36%	0.49%	to	0.85%	(16.73) %	to	(16.43) %
2017	234	$ 20.42	to	$ 12.86	$ 4,625	0.72%	0.49%	to	0.85%	9.59%	to	9.98%
2016	293	$ 18.64	to	$ 11.69	$ 5,399	0.63%	0.49%	to	0.85%	15.90%	to	16.32%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2020	2,225	$ 21.94	to	$ 11.47	$ 36,983	2.41%	0.49%	to	0.85%	4.33%	to	4.71%
2019	1,933	$ 21.03	to	$ 10.95	$ 31,095	2.35%	0.49%	to	0.85%	5.00%	to	5.39%
2018	1,873	$ 20.03	to	$ 10.39	$ 29,587	2.45%	0.49%	to	0.85%	(0.40) %	to	(0.05) %
2017	2,049	$ 20.11	to	$ 10.40	$ 32,457	2.49%	0.49%	to	0.85%	1.07%	to	1.43%
2016	2,473	$ 19.90	to	$ 10.25	$ 38,225	2.42%	0.49%	to	0.85%	0.75%	to	1.10%
FEDERATED HERMES MANAGED VOLATILITY FUND II
2020	77	$ 27.05	to	$ 27.05	$ 2,086	2.77%	0.85%	to	0.85%	0.09%	to	0.09%
2019	80	$ 27.02	to	$ 27.02	$ 2,225	2.09%	0.85%	to	0.85%	19.21%	to	19.21%
2018	87	$ 22.67	to	$ 22.67	$ 1,934	1.54%	0.85%	to	0.85%	(9.27) %	to	(9.27) %
2017	26	$ 24.99	to	$ 24.99	$ 658	3.93%	0.85%	to	0.85%	17.11%	to	17.11%
2016	29	$ 21.34	to	$ 21.34	$ 642	4.84%	0.85%	to	0.85%	6.78%	to	6.78%
FRANKLIN SMALL CAP VALUE VIP FUND
2020	241	$ 23.62	to	$ 14.94	$ 4,529	1.73%	0.49%	to	0.85%	4.28%	to	4.64%
2019	204	$ 22.65	to	$ 14.28	$ 3,906	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
2018	248	$ 18.08	to	$ 11.35	$ 3,902	0.86%	0.49%	to	0.85%	(13.62) %	to	(13.31) %
2017	260	$ 20.93	to	$ 13.10	$ 5,045	0.52%	0.49%	to	0.85%	9.72%	to	10.11%
2016	329	$ 19.07	to	$ 11.89	$ 5,970	0.78%	0.49%	to	0.85%	29.09%	to	29.55%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 04/29/2016)
2020	7	$ 11.24	to	$ 11.35	$ 77	1.14%	0.49%	to	0.69%	5.96%	to	6.16%
2019	14	$ 10.61	to	$ 10.69	$ 147	2.39%	0.49%	to	0.69%	8.08%	to	8.29%
2018	19	$ 9.82	to	$ 9.87	$ 183	3.21%	0.49%	to	0.69%	(7.58) %	to	(7.39) %
2017	9	$ 10.62	to	$ 10.66	$ 94	3.36%	0.49%	to	0.69%	4.65%	to	4.85%
2016	2	$ 10.15	to	$ 10.15	$ 24	0.41%	0.69%	to	0.69%	1.48%	to	1.48%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2020	4	$ 12.52	to	$ 12.58	$ 55	1.65%	0.49%	to	0.65%	11.31%	to	11.49%
2019	4	$ 11.25	to	$ 11.28	$ 48	2.07%	0.49%	to	0.65%	25.28%	to	25.49%
2018	4	$ 8.98	to	$ 8.99	$ 33	1.62%	0.49%	to	0.65%	(10.17) %	to	(10.08) %
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	11	$ 12.91	to	$ 13.06	$ 142	2.95%	0.49%	to	0.69%	8.31%	to	8.55%
2019	23	$ 11.92	to	$ 12.03	$ 280	1.18%	0.49%	to	0.69%	23.46%	to	23.71%
2018	21	$ 9.65	to	$ 9.65	$ 204	0.62%	0.69%	to	0.69%	(15.00) %	to	(15.00) %
2017	23	$ 11.36	to	$ 11.42	$ 258	2.70%	0.49%	to	0.69%	14.22%	to	14.45%
2016	1	$ 9.94	to	$ 9.94	$ 9	0.60%	0.69%	to	0.69%	12.28%	to	12.28%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2020	1,091	$ 11.56	to	$ 11.67	$ 12,695	1.70%	0.49%	to	0.85%	6.25%	to	6.69%
2019	668	$ 10.88	to	$ 10.94	$ 7,297	1.22%	0.49%	to	0.85%	7.17%	to	7.57%
2018	144	$ 10.15	to	$ 10.17	$ 1,465	0.70%	0.49%	to	0.85%	1.50%	to	1.74%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	450	$ 11.50	to	$ 11.61	$ 5,212	2.44%	0.49%	to	0.85%	7.29%	to	7.68%
2019	264	$ 10.75	to	$ 10.78	$ 2,838	2.23%	0.49%	to	0.65%	10.81%	to	10.99%
2018	224	$ 9.70	to	$ 9.71	$ 2,171	2.96%	0.49%	to	0.65%	(2.98) %	to	(2.87) %
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2020	329	$ 11.36	to	$ 11.42	$ 3,751	2.56%	0.49%	to	0.85%	6.61%	to	6.97%
2019	143	$ 10.66	to	$ 10.68	$ 1,523	4.82%	0.49%	to	0.69%	6.63%	to	6.77%
GREAT-WEST INTERNATIONAL VALUE FUND
(Effective date 12/14/2020)
2020	1	$ 13.02	to	$ 13.02	$ 15	6.08%	0.65%	to	0.65%	30.20%	to	30.20%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/30/2018)
2020	1	$ 12.14	to	$ 12.14	$ 16	1.53%	0.49%	to	0.49%	10.44%	to	10.44%
2019	3	$ 10.99	to	$ 10.99	$ 31	1.63%	0.49%	to	0.49%	14.60%	to	14.60%
2018	1	$ 9.59	to	$ 9.59	$ 5	1.48%	0.49%	to	0.49%	(4.12) %	to	(4.12) %
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/30/2018)
2020	560	$ 12.17	to	$ 12.23	$ 6,845	2.11%	0.49%	to	0.65%	10.57%	to	10.75%
2019	595	$ 11.01	to	$ 11.04	$ 6,560	1.92%	0.49%	to	0.65%	15.68%	to	15.87%
2018	575	$ 9.52	to	$ 9.53	$ 5,472	2.00%	0.49%	to	0.65%	(4.84) %	to	(4.74) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/30/2018)
2020	79	$ 12.34	to	$ 12.40	$ 982	2.42%	0.49%	to	0.65%	11.51%	to	11.69%
2019	58	$ 11.07	to	$ 11.10	$ 643	1.67%	0.49%	to	0.65%	17.24%	to	17.44%
2018	42	$ 9.44	to	$ 9.45	$ 394	1.56%	0.49%	to	0.65%	(5.58) %	to	(5.48) %
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/30/2018)
2020	23	$ 12.45	to	$ 12.45	$ 288	2.78%	0.65%	to	0.65%	11.87%	to	11.87%
2019	14	$ 11.13	to	$ 11.13	$ 151	2.34%	0.65%	to	0.65%	19.23%	to	19.23%
2018	7	$ 9.33	to	$ 9.33	$ 67	1.91%	0.65%	to	0.65%	(6.66) %	to	(6.66) %
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/30/2018)
2020	72	$ 12.59	to	$ 12.59	$ 912	2.13%	0.65%	to	0.65%	12.52%	to	12.52%
2019	7	$ 11.19	to	$ 11.19	$ 81	1.49%	0.65%	to	0.65%	21.38%	to	21.38%
2018	7	$ 9.22	to	$ 9.22	$ 67	1.37%	0.65%	to	0.65%	(7.84) %	to	(7.84) %
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/30/2018)
2020	2	$ 12.66	to	$ 12.66	$ 22	2.18%	0.65%	to	0.65%	12.91%	to	12.91%
2019	2	$ 11.21	to	$ 11.21	$ 20	1.92%	0.65%	to	0.65%	23.03%	to	23.03%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/30/2018)
2020	7	$ 12.68	to	$ 12.68	$ 87	1.98%	0.65%	to	0.65%	13.15%	to	13.15%
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/30/2018)
2020	5	$ 12.73	to	$ 12.73	$ 60	2.22%	0.49%	to	0.49%	13.37%	to	13.37%
2019	5	$ 11.23	to	$ 11.23	$ 53	1.89%	0.49%	to	0.49%	24.21%	to	24.21%
2018	5	$ 9.04	to	$ 9.04	$ 42	2.21%	0.49%	to	0.49%	(9.61) %	to	(9.61) %
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/30/2018)
2020	8	$ 12.65	to	$ 12.70	$ 100	2.27%	0.49%	to	0.65%	13.22%	to	13.39%
2019	2	$ 11.20	to	$ 11.20	$ 21	1.24%	0.49%	to	0.49%	24.09%	to	24.09%
2018	2	$ 9.02	to	$ 9.02	$ 17	1.37%	0.49%	to	0.49%	(9.75) %	to	(9.75) %
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/30/2018)
2020	9	$ 13.71	to	$ 13.84	$ 129	0.58%	0.49%	to	0.69%	(1.03) %	to	(0.82) %
2019	19	$ 13.85	to	$ 13.95	$ 263	0.18%	0.49%	to	0.69%	19.67%	to	19.91%
2018	20	$ 11.57	to	$ 11.64	$ 237	4.86%	0.49%	to	0.69%	(12.91) %	to	(12.74) %
2017	11	$ 13.30	to	$ 13.33	$ 140	16.44%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2020	808	$ 12.06	to	$ 12.17	$ 9,794	1.66%	0.49%	to	0.85%	10.32%	to	10.67%
2019	570	$ 10.93	to	$ 11.00	$ 6,256	2.23%	0.49%	to	0.85%	16.52%	to	16.94%
2018	326	$ 9.39	to	$ 9.40	$ 3,059	3.17%	0.40%	to	0.65%	(6.06) %	to	(5.96) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2020	324	$ 12.28	to	$ 12.34	$ 3,978	2.61%	0.49%	to	0.65%	11.06%	to	11.23%
2019	140	$ 11.06	to	$ 11.09	$ 1,552	2.31%	0.49%	to	0.65%	19.56%	to	19.76%
2018	24	$ 9.25	to	$ 9.26	$ 222	3.02%	0.49%	to	0.65%	(7.47) %	to	(7.37) %
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2020	443	$ 11.75	to	$ 11.86	$ 5,235	1.41%	0.49%	to	0.85%	8.65%	to	9.00%
2019	257	$ 10.81	to	$ 10.88	$ 2,787	2.80%	0.49%	to	0.85%	13.48%	to	13.90%
2018	23	$ 9.54	to	$ 9.55	$ 223	1.65%	0.40%	to	0.65%	(4.61) %	to	(4.50) %
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2020	545	$ 12.59	to	$ 12.80	$ 6,937	3.43%	0.49%	to	0.85%	8.15%	to	8.59%
2019	592	$ 11.64	to	$ 11.79	$ 6,943	1.49%	0.49%	to	0.85%	10.80%	to	11.19%
2018	399	$ 10.50	to	$ 10.61	$ 4,215	2.64%	0.49%	to	0.85%	(3.93) %	to	(3.58) %
2017	249	$ 10.93	to	$ 11.00	$ 2,735	1.84%	0.49%	to	0.85%	5.38%	to	5.76%
2016	30	$ 10.38	to	$ 10.40	$ 309	1.64%	0.49%	to	0.85%	3.76%	to	4.01%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2020	18	$ 9.26	to	$ 9.29	$ 165	1.83%	0.65%	to	0.85%	(12.34) %	to	(12.14) %
2019	23	$ 10.57	to	$ 10.57	$ 239	0.00%	0.65%	to	0.65%	5.73%	to	5.73%
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2020	13,293	$ 15.06	to	$ 15.42	$ 202,756	2.28%	0.49%	to	0.85%	12.97%	to	13.39%
2019	13,966	$ 13.33	to	$ 13.60	$ 188,537	1.97%	0.49%	to	0.85%	16.80%	to	17.22%
2018	14,319	$ 11.41	to	$ 11.60	$ 165,218	2.01%	0.49%	to	0.85%	(6.13) %	to	(5.79) %
2017	14,018	$ 12.16	to	$ 12.32	$ 171,609	2.00%	0.49%	to	0.85%	11.99%	to	12.40%
2016	12,321	$ 10.86	to	$ 10.96	$ 134,403	2.12%	0.49%	to	0.85%	7.81%	to	8.19%
GREAT-WEST SMALL CAP VALUE FUND
(Effective date 10/23/2020)
2020	10	11.77	to	$ 11.78	$ 116	0.00%	0.49%	to	0.85%	17.72%	to	17.80%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2020	120	$ 17.55	to	$ 17.67	$ 2,110	0.00%	0.49%	to	0.69%	23.26%	to	23.51%
2019	111	$ 14.23	to	$ 14.31	$ 1,583	0.01%	0.49%	to	0.85%	30.38%	to	30.63%
2018	89	$ 10.92	to	$ 10.95	$ 972	0.12%	0.49%	to	0.69%	(3.00) %	to	(2.80) %
2017	9	$ 11.26	to	$ 11.27	$ 102	0.35%	0.49%	to	0.65%	12.59%	to	12.71%
INVESCO OPPENHEIMER V.I. GLOBAL FUND
2020	830	$ 55.64	to	$ 19.94	$ 36,420	0.75%	0.49%	to	0.85%	26.56%	to	27.00%
2019	911	$ 43.96	to	$ 15.70	$ 31,578	0.89%	0.49%	to	0.85%	30.67%	to	31.14%
2018	1,029	$ 33.64	to	$ 11.97	$ 27,168	0.99%	0.49%	to	0.85%	(13.92) %	to	(13.61) %
2017	1,086	$ 39.08	to	$ 13.86	$ 34,167	0.93%	0.49%	to	0.85%	35.51%	to	36.00%
2016	1,026	$ 28.84	to	$ 10.19	$ 25,013	1.06%	0.49%	to	0.85%	(0.76) %	to	(0.41) %
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2020	650	$ 29.88	to	$ 14.08	$ 15,561	1.01%	0.49%	to	0.85%	20.50%	to	20.95%
2019	760	$ 24.80	to	$ 11.64	$ 14,740	1.05%	0.49%	to	0.85%	27.51%	to	27.97%
2018	872	$ 19.45	to	$ 9.10	$ 13,090	0.86%	0.49%	to	0.85%	(20.10) %	to	(19.81) %
2017	841	$ 24.35	to	$ 11.35	$ 16,504	1.39%	0.49%	to	0.85%	25.23%	to	25.67%
2016	771	$ 19.44	to	$ 9.03	$ 12,849	1.12%	0.49%	to	0.85%	(2.95) %	to	(2.59) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	130	$ 18.12	to	$ 18.32	$ 2,364	0.72%	0.49%	to	0.85%	18.91%	to	19.38%
2019	128	$ 15.05	to	$ 15.35	$ 1,961	0.21%	0.49%	to	0.85%	25.40%	to	25.86%
2018	226	$ 12.00	to	$ 12.20	$ 2,758	0.27%	0.49%	to	0.85%	(11.09) %	to	(10.77) %
2017	135	$ 13.50	to	$ 13.67	$ 1,844	0.90%	0.49%	to	0.85%	13.19%	to	13.60%
2016	108	$ 12.07	to	$ 12.04	$ 1,298	0.43%	0.49%	to	0.85%	17.06%	to	17.47%
INVESCO V.I. COMSTOCK FUND
2020	212	$ 25.24	to	$ 14.46	$ 5,039	2.56%	0.49%	to	0.85%	(1.69) %	to	(1.30) %
2019	239	$ 25.67	to	$ 14.65	$ 5,534	1.98%	0.49%	to	0.85%	24.24%	to	24.69%
2018	278	$ 20.66	to	$ 11.75	$ 5,148	1.68%	0.49%	to	0.85%	(12.91) %	to	(12.59) %
2017	287	$ 23.73	to	$ 13.45	$ 6,121	2.09%	0.49%	to	0.85%	16.85%	to	17.28%
2016	294	$ 20.30	to	$ 11.47	$ 5,684	1.48%	0.49%	to	0.85%	16.31%	to	16.73%
INVESCO V.I. CORE EQUITY FUND
2020	72	$ 45.32	to	$ 45.32	$ 3,283	1.40%	0.85%	to	0.85%	12.90%	to	12.90%
2019	82	$ 40.14	to	$ 40.14	$ 3,371	0.93%	0.85%	to	0.85%	27.87%	to	27.87%
2018	90	$ 31.39	to	$ 31.39	$ 2,878	0.87%	0.85%	to	0.85%	(10.16) %	to	(10.16) %
2017	115	$ 34.95	to	$ 34.95	$ 4,067	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	121	$ 31.14	to	$ 31.14	$ 3,817	0.76%	0.85%	to	0.85%	9.33%	to	9.33%
INVESCO V.I. GROWTH & INCOME FUND
2020	326	$ 26.88	to	$ 15.11	$ 8,758	2.29%	0.49%	to	0.85%	1.23%	to	1.62%
2019	419	$ 26.55	to	$ 14.87	$ 10,482	1.79%	0.49%	to	0.85%	24.13%	to	24.57%
2018	505	$ 21.39	to	$ 11.94	$ 9,917	2.03%	0.49%	to	0.85%	(14.12) %	to	(13.81) %
2017	529	$ 24.91	to	$ 13.85	$ 12,324	1.52%	0.49%	to	0.85%	13.35%	to	13.76%
2016	527	$ 21.97	to	$ 12.18	$ 11,307	1.11%	0.49%	to	0.85%	18.69%	to	19.12%
INVESCO V.I. HIGH YIELD FUND
2020	206	$ 28.03	to	$ 12.28	$ 4,078	5.03%	0.49%	to	0.85%	2.46%	to	2.79%
2019	660	$ 27.36	to	$ 11.95	$ 9,672	8.76%	0.49%	to	0.85%	12.55%	to	12.95%
2018	245	$ 24.31	to	$ 10.58	$ 4,441	5.07%	0.49%	to	0.85%	(4.18) %	to	(3.83) %
2017	198	$ 25.37	to	$ 11.00	$ 4,078	4.11%	0.49%	to	0.85%	5.40%	to	5.79%
2016	185	$ 24.07	to	$ 10.40	$ 3,728	4.34%	0.49%	to	0.85%	10.28%	to	10.67%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	789	$ 19.72	to	$ 13.87	$ 14,640	2.47%	0.49%	to	0.85%	13.01%	to	13.42%
2019	934	$ 17.45	to	$ 12.23	$ 15,181	1.58%	0.49%	to	0.85%	27.48%	to	27.95%
2018	900	$ 13.69	to	$ 9.56	$ 11,584	1.90%	0.49%	to	0.85%	(15.70) %	to	(15.39) %
2017	963	$ 16.23	to	$ 11.30	$ 14,774	1.48%	0.49%	to	0.85%	21.97%	to	22.41%
2016	903	$ 13.31	to	$ 9.23	$ 11,540	1.36%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
INVESCO V.I. MID CAP CORE EQUITY FUND
2020	62	$ 27.52	to	$ 28.17	$ 1,696	0.68%	0.65%	to	0.85%	8.34%	to	8.55%
2019	81	$ 25.40	to	$ 25.95	$ 2,040	0.49%	0.65%	to	0.85%	24.21%	to	24.47%
2018	87	$ 20.45	to	$ 10.88	$ 1,757	0.49%	0.49%	to	0.85%	(12.11) %	to	(11.78) %
2017	102	$ 23.27	to	$ 12.33	$ 2,322	0.53%	0.49%	to	0.85%	13.95%	to	14.35%
2016	109	$ 20.42	to	$ 10.78	$ 2,196	0.08%	0.49%	to	0.85%	12.48%	to	12.89%
INVESCO V.I. SMALL CAP EQUITY FUND
2020	109	$ 37.53	to	$ 16.91	$ 2,892	0.38%	0.49%	to	0.85%	26.16%	to	26.58%
2019	134	$ 29.75	to	$ 13.36	$ 2,770	0.00%	0.49%	to	0.85%	25.52%	to	25.98%
2018	138	$ 23.70	to	$ 10.60	$ 2,227	0.00%	0.49%	to	0.85%	(15.80) %	to	(15.50) %
2017	155	$ 28.15	to	$ 12.55	$ 3,210	0.00%	0.49%	to	0.85%	13.10%	to	13.50%
2016	149	$ 24.89	to	$ 11.05	$ 2,862	0.00%	0.49%	to	0.85%	11.12%	to	11.51%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. TECHNOLOGY FUND
2020	280	$ 58.71	to	$ 29.31	$ 5,358	0.00%	0.49%	to	0.85%	44.90%	to	45.38%
2019	327	$ 40.52	to	$ 20.16	$ 4,354	0.00%	0.49%	to	0.85%	34.73%	to	35.21%
2018	346	$ 30.08	to	$ 14.91	$ 3,342	0.00%	0.49%	to	0.85%	(1.30) %	to	(0.94) %
2017	350	$ 30.48	to	$ 15.05	$ 3,304	0.00%	0.49%	to	0.85%	33.99%	to	34.47%
2016	367	$ 22.74	to	$ 11.19	$ 2,394	0.00%	0.49%	to	0.85%	(1.59) %	to	(1.24) %
IVY VIP INTERNATIONAL CORE EQUITY
2020	174	$ 11.21	to	$ 11.44	$ 1,984	2.63%	0.49%	to	0.85%	6.32%	to	6.69%
2019	268	$ 10.54	to	$ 10.72	$ 2,860	1.58%	0.49%	to	0.85%	17.69%	to	18.11%
2018	282	$ 8.96	to	$ 9.08	$ 2,557	1.42%	0.49%	to	0.85%	(18.51) %	to	(18.22) %
2017	220	$ 10.99	to	$ 11.10	$ 2,436	0.73%	0.49%	to	0.85%	22.11%	to	22.56%
2016	31	$ 9.00	to	$ 9.06	$ 284	1.37%	0.49%	to	0.85%	0.23%	to	0.59%
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2020	761	$ 40.29	to	$ 17.77	$ 17,874	2.62%	0.49%	to	0.85%	13.35%	to	13.78%
2019	820	$ 35.54	to	$ 15.62	$ 17,218	1.89%	0.49%	to	0.85%	21.55%	to	21.99%
2018	889	$ 29.24	to	$ 12.81	$ 15,196	2.15%	0.49%	to	0.85%	(0.17) %	to	0.19%
2017	820	$ 29.29	to	$ 12.78	$ 14,702	1.60%	0.49%	to	0.85%	17.43%	to	17.85%
2016	844	$ 24.94	to	$ 10.85	$ 13,001	2.28%	0.49%	to	0.85%	3.72%	to	4.10%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2020	6,966	$ 27.46	to	$ 17.30	$ 147,185	2.27%	0.65%	to	0.85%	13.07%	to	13.29%
2019	6,873	$ 15.10	to	$ 24.91	$ 130,851	0.36%	0.65%	to	0.85%	21.24%	to	21.48%
2018	6,059	$ 20.03	to	$ 12.57	$ 98,770	1.80%	0.65%	to	0.85%	(0.42) %	to	(0.22) %
2017	5,440	$ 20.12	to	$ 12.60	$ 92,302	1.42%	0.65%	to	0.85%	17.14%	to	17.37%
2016	4,739	$ 17.17	to	$ 10.73	$ 71,902	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2020	1,461	$ 26.55	to	$ 12.46	$ 23,682	3.07%	0.49%	to	0.85%	9.54%	to	9.99%
2019	1,319	$ 24.24	to	$ 11.33	$ 20,398	3.32%	0.49%	to	0.85%	8.65%	to	9.03%
2018	1,363	$ 22.31	to	$ 10.39	$ 19,838	3.07%	0.49%	to	0.85%	(1.85) %	to	(1.49) %
2017	1,518	$ 22.73	to	$ 10.55	$ 22,725	3.00%	0.49%	to	0.85%	2.74%	to	3.12%
2016	1,322	$ 22.12	to	$ 10.23	$ 20,570	2.91%	0.49%	to	0.85%	1.60%	to	1.96%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2020	2,362	$ 18.09	to	$ 12.13	$ 43,045	2.60%	0.65%	to	0.85%	9.35%	to	9.58%
2019	2,426	$ 16.54	to	$ 11.07	$ 40,404	1.47%	0.65%	to	0.85%	8.35%	to	8.57%
2018	2,552	$ 15.27	to	$ 10.20	$ 38,922	2.63%	0.65%	to	0.85%	(2.13) %	to	(1.93) %
2017	2,795	$ 15.60	to	$ 10.40	$ 43,710	2.46%	0.65%	to	0.85%	2.48%	to	2.69%
2016	3,225	$ 15.22	to	$ 10.13	$ 49,221	2.42%	0.65%	to	0.85%	1.36%	to	1.56%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2020	540	$ 44.06	to	$ 18.31	$ 14,815	0.89%	0.49%	to	0.85%	19.05%	to	19.45%
2019	561	$ 37.01	to	$ 15.33	$ 13,032	1.01%	0.49%	to	0.85%	27.95%	to	28.41%
2018	545	$ 28.93	to	$ 11.94	$ 10,427	1.17%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2017	398	$ 31.33	to	$ 12.88	$ 9,562	0.84%	0.49%	to	0.85%	25.96%	to	26.40%
2016	356	$ 24.87	to	$ 10.19	$ 7,264	1.09%	0.49%	to	0.85%	1.20%	to	1.58%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY AND INNOVATION PORTFOLIO SERVICE SHARES
2020	442	$ 40.16	to	$ 39.32	$ 17,657	0.00%	0.65%	to	0.85%	49.47%	to	49.74%
2019	345	$ 26.87	to	$ 26.26	$ 9,259	0.42%	0.65%	to	0.85%	43.59%	to	43.88%
2018	371	$ 18.71	to	$ 18.25	$ 6,949	1.09%	0.65%	to	0.85%	0.05%	to	0.25%
2017	254	$ 18.70	to	$ 18.20	$ 4,761	0.46%	0.65%	to	0.85%	43.69%	to	43.97%
2016	122	$ 13.02	to	$ 12.64	$ 1,595	0.06%	0.65%	to	0.85%	12.89%	to	13.12%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INNOVATION INSTITUTIONAL SHARES
2020	41	$ 39.85	to	$ 40.37	$ 1,634	0.00%	0.49%	to	0.69%	50.14%	to	50.48%
2019	11	$ 26.54	to	$ 26.83	$ 306	0.45%	0.49%	to	0.69%	44.18%	to	44.47%
2018	13	$ 18.41	to	$ 18.58	$ 243	1.02%	0.49%	to	0.69%	0.49%	to	0.69%
2017	8	$ 18.32	to	$ 18.45	$ 141	0.50%	0.49%	to	0.69%	44.10%	to	44.38%
2016	11	$ 12.71	to	$ 12.78	$ 144	0.19%	0.49%	to	0.69%	13.42%	to	13.65%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2020	106	$ 32.33	to	$ 32.33	$ 3,432	1.47%	0.85%	to	0.85%	15.32%	to	15.32%
2019	114	$ 28.04	to	$ 28.04	$ 3,228	1.91%	0.85%	to	0.85%	25.94%	to	25.94%
2018	123	$ 22.26	to	$ 22.26	$ 2,776	1.78%	0.85%	to	0.85%	(15.67) %	to	(15.67) %
2017	139	$ 26.40	to	$ 26.40	$ 3,706	1.65%	0.85%	to	0.85%	30.02%	to	30.02%
2016	158	$ 20.31	to	$ 20.31	$ 3,240	4.67%	0.85%	to	0.85%	(7.24) %	to	(7.24) %
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2020	140	$ 12.17	to	$ 12.17	$ 1,720	1.51%	0.85%	to	0.85%	15.03%	to	15.03%
2019	102	$ 10.58	to	$ 10.58	$ 1,135	1.72%	0.85%	to	0.85%	25.64%	to	25.64%
2018	143	$ 8.42	to	$ 8.42	$ 1,255	1.67%	0.85%	to	0.85%	(15.86) %	to	(15.86) %
2017	176	$ 10.01	to	$ 10.01	$ 1,836	1.63%	0.85%	to	0.85%	29.69%	to	29.69%
2016	186	$ 7.72	to	$ 7.72	$ 1,486	4.76%	0.85%	to	0.85%	(7.49) %	to	(7.49) %
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2020	156	$ 64.55	to	$ 64.55	$ 10,102	0.59%	0.85%	to	0.85%	31.82%	to	31.82%
2019	161	$ 48.97	to	$ 48.97	$ 8,224	0.45%	0.85%	to	0.85%	34.37%	to	34.37%
2018	180	$ 36.44	to	$ 36.44	$ 6,805	0.54%	0.85%	to	0.85%	(3.41) %	to	(3.41) %
2017	202	$ 37.72	to	$ 37.72	$ 7,713	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	221	$ 29.75	to	$ 29.75	$ 6,640	0.54%	0.85%	to	0.85%	(0.35) %	to	(0.35) %
JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO (Effective date 4/30/2020)
2020	36	$ 10.37	to	$ 10.38	$ 378	0.00%	0.49%	to	0.69%	3.66%	to	3.80%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2020	112	$ 46.62	to	$ 17.28	$ 3,038	1.10%	0.49%	to	0.85%	12.73		13.10%
2019	116	$ 41.36	to	$ 15.28	$ 3,094	0.42%	0.49%	to	0.85%	23.52%	to	23.97%
2018	118	$ 33.49	to	$ 12.32	$ 2,653	0.35%	0.49%	to	0.85%	(12.68) %	to	(12.37) %
2017	108	$ 38.35	to	$ 14.06	$ 2,755	0.35%	0.49%	to	0.85%	14.26%	to	14.67%
2016	92	$ 33.56	to	$ 12.26	$ 2,054	0.54%	0.49%	to	0.85%	19.20%	to	19.63%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2020	857	$ 18.08	to	$ 10.16	$ 13,337	2.85%	0.49%	to	0.85%	(2.12) %	to	(1.75) %
2019	920	$ 18.47	to	$ 10.34	$ 14,628	0.90%	0.49%	to	0.85%	17.14%	to	17.56%
2018	916	$ 15.77	to	$ 8.80	$ 12,524	1.72%	0.49%	to	0.85%	(19.25) %	to	(18.96) %
2017	1,021	$ 19.52	to	$ 10.85	$ 17,702	1.76%	0.49%	to	0.85%	26.75%	to	27.20%
2016	994	$ 15.40	to	$ 8.53	$ 14,013	1.09%	0.49%	to	0.85%	19.75%	to	20.20%
LORD ABBETT SERIES SHORT DURATION INCOME PORTFOLIO (Effective date 4/30/2020)
2020	149	$ 10.55	to	$ 10.56	1,569	8.28%	0.49%	to	0.69%	5.46%	to	5.61%
LVIP BARON GROWTH OPPORTUNITIES FUND
2020	454	$ 77.94	to	$ 23.37	$ 28,474	0.00%	0.49%	to	0.85%	32.94%	to	33.39%
2019	537	$ 58.63	to	$ 17.52	$ 24,580	0.00%	0.49%	to	0.85%	35.23%	to	35.71%
2018	531	$ 43.35	to	$ 12.91	$ 19,100	0.00%	0.49%	to	0.85%	(4.75) %	to	(4.41) %
2017	556	$ 45.52	to	$ 13.50	$ 21,276	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	600	$ 36.08	to	$ 10.66	$ 18,515	0.50%	0.49%	to	0.85%	4.68%	to	5.05%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

MFS VIT II CORE EQUITY PORTFOLIO
(Effective date 12/07/2020)
2020	4	$ 12.92	to	$ 12.92	$ 52	0.00%	0.65%	to	0.65%	29.15%	to	29.15%
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 04/30/2019)
2020	74	$ 12.49	to	$ 12.56	$ 932	2.18%	0.49%	to	0.85%	14.87%	to	15.24%
2019	15	$ 10.87	to	$ 10.90	$ 168	0.36%	0.49%	to	0.85%	8.71%	to	8.97%
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2020	1,632	$ 36.44	to	$ 17.87	$ 44,955	0.85%	0.49%	to	0.85%	19.19%	to	19.64%
2019	1,715	$ 30.57	to	$ 14.94	$ 40,434	1.47%	0.49%	to	0.85%	24.59%	to	25.05%
2018	1,810	$ 24.54	to	$ 11.95	$ 34,789	0.91%	0.49%	to	0.85%	(10.49) %	to	(10.17) %
2017	1,682	$ 27.41	to	$ 13.30	$ 37,536	1.35%	0.49%	to	0.85%	25.75%	to	26.20%
2016	1,515	$ 21.80	to	$ 10.54	$ 27,521	1.16%	0.49%	to	0.85%	2.97%	to	3.33%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/30/2019)
2020	10	$ 10.63	to	$ 10.67	$ 110	1.04%	0.49%	to	0.69%	1.52%	to	1.73%
2019	4	$ 10.47	to	$ 10.47	$ 41	0.71%	0.65%	to	0.69%	4.69%	to	4.72%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2020	51	$ 12.84	to	$ 13.01	$ 654	1.38%	0.49%	to	0.85%	2.95%	to	3.33%
2019	45	$ 12.47	to	$ 12.59	$ 563	1.27%	0.49%	to	0.85%	30.01%	to	30.48%
2018	38	$ 9.59	to	$ 9.65	$ 367	0.89%	0.49%	to	0.85%	(12.21) %	to	(11.88) %
2017	8	$ 10.92	to	$ 10.95	$ 85	0.91%	0.49%	to	0.85%	9.21%	to	9.47%
MFS VIT UTILITIES SERIES
2020	351	$ 20.23	to	$ 14.08	$ 6,653	2.26%	0.49%	to	0.85%	4.74%	to	5.13%
2019	435	$ 19.31	to	$ 13.39	$ 7,837	4.29%	0.49%	to	0.85%	23.75%	to	24.19%
2018	363	$ 15.61	to	$ 10.78	$ 5,437	0.77%	0.49%	to	0.85%	(0.05) %	to	0.32%
2017	468	$ 15.61	to	$ 10.75	$ 7,169	4.23%	0.49%	to	0.85%	13.53%	to	13.94%
2016	444	$ 13.75	to	$ 9.44	$ 6,055	4.04%	0.49%	to	0.85%	10.30%	to	10.69%
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2020	80	$ 44.94	to	$ 44.94	$ 3,652	2.95%	0.85%	to	0.85%	(17.56) %	to	(17.56) %
2019	86	$ 54.51	to	$ 54.51	$ 4,971	1.87%	0.85%	to	0.85%	17.93%	to	17.93%
2018	97	$ 46.22	to	$ 46.22	$ 4,747	2.91%	0.85%	to	0.85%	(8.50) %	to	(8.50) %
2017	118	$ 50.51	to	$ 50.51	$ 6,281	1.48%	0.85%	to	0.85%	2.24%	to	2.24%
2016	157	$ 49.41	to	$ 49.41	$ 7,919	1.40%	0.85%	to	0.85%	5.91%	to	5.91%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2020	34	$ 18.34	to	$ 12.39	$ 566	0.77%	0.49%	to	0.85%	(3.66) %	to	(3.31) %
2019	39	$ 19.04	to	$ 12.81	$ 660	0.22%	0.49%	to	0.85%	15.43%	to	15.86%
2018	52	$ 16.49	to	$ 11.06	$ 791	0.26%	0.49%	to	0.85%	(16.20) %	to	(15.89) %
2017	49	$ 19.68	to	$ 13.15	$ 925	0.44%	0.49%	to	0.85%	15.37%	to	15.77%
2016	54	$ 17.06	to	$ 11.35	$ 874	0.23%	0.49%	to	0.85%	15.01%	to	15.42%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	42	$ 17.23	to	$ 17.23	$ 720	0.41%	0.49%	to	0.49%	18.66%	to	18.66%
2019	46	$ 14.52	to	$ 14.52	$ 661	0.30%	0.49%	to	0.49%	24.97%	to	24.97%
2018	42	$ 11.62	to	$ 11.62	$ 484	0.20%	0.49%	to	0.49%	(6.40) %	to	(6.40) %
2017	66	$ 12.41	to	$ 12.41	$ 818	0.35%	0.49%	to	0.49%	17.53%	to	17.53%
2016	66	$ 10.56	to	$ 10.56	$ 696	0.63%	0.49%	to	0.49%	9.10%	to	9.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

NVIT MID CAP INDEX FUND
2020	604	$ 48.30	to	$ 17.30	$ 20,309	1.06%	0.49%	to	0.85%	11.89%	to	12.25%
2019	712	$ 43.17	to	$ 15.41	$ 22,392	1.14%	0.49%	to	0.85%	24.35%	to	24.80%
2018	712	$ 34.72	to	$ 12.34	$ 18,467	1.10%	0.49%	to	0.85%	(12.32) %	to	(12.00) %
2017	734	$ 39.60	to	$ 14.03	$ 22,734	5.06%	0.49%	to	0.85%	14.60%	to	15.01%
2016	698	$ 34.55	to	$ 12.20	$ 20,033	1.21%	0.49%	to	0.85%	19.00%	to	19.43%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	205	$ 5.96	to	$ 6.11	$ 1,241	6.88%	0.49%	to	0.85%	0.73%	to	0.94%
2019	231	$ 5.92	to	$ 6.05	$ 1,390	4.51%	0.49%	to	0.85%	10.49%	to	10.90%
2018	215	$ 5.36	to	$ 5.46	$ 1,166	2.11%	0.49%	to	0.85%	(14.87) %	to	(14.55) %
2017	158	$ 6.29	to	$ 6.39	$ 1,006	11.21%	0.49%	to	0.85%	1.30%	to	1.65%
2016	152	$ 6.23	to	$ 6.29	$ 949	1.27%	0.49%	to	0.85%	14.19%	to	14.58%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2020	69	$ 11.81	to	$ 11.89	$ 791	5.03%	0.49%	to	0.69%	5.98%	to	6.19%
2019	51	$ 11.14	to	$ 11.20	$ 569	4.42%	0.49%	to	0.69%	13.97%	to	14.20%
2018	60	$ 9.78	to	$ 9.81	$ 583	4.18%	0.49%	to	0.69%	(5.39) %	to	(5.20) %
2017	20	$ 10.33	to	$ 10.35	$ 203	3.02%	0.49%	to	0.69%	3.33%	to	3.47%
PIMCO VIT HIGH YIELD PORTFOLIO
2020	1,618	$ 26.65	to	$ 13.41	$ 34,247	5.28%	0.49%	to	0.85%	4.84%	to	5.24%
2019	1,408	$ 25.42	to	$ 12.74	$ 32,438	4.94%	0.49%	to	0.85%	13.76%	to	14.15%
2018	1,300	$ 22.34	to	$ 11.16	$ 26,828	5.09%	0.49%	to	0.85%	(3.48) %	to	(3.12) %
2017	1,573	$ 23.15	to	$ 11.52	$ 33,524	4.87%	0.49%	to	0.85%	5.71%	to	6.10%
2016	1,414	$ 21.90	to	$ 10.86	$ 30,946	5.22%	0.49%	to	0.85%	11.50%	to	11.92%
PIMCO VIT LOW DURATION PORTFOLIO
2020	5,871	$ 14.04	to	$ 10.70	$ 78,240	1.31%	0.49%	to	0.85%	2.14%	to	2.48%
2019	6,209	$ 13.75	to	$ 10.44	$ 81,066	2.77%	0.49%	to	0.85%	3.15%	to	3.52%
2018	6,166	$ 13.33	to	$ 10.08	$ 78,136	1.92%	0.49%	to	0.85%	(0.51) %	to	(0.15) %
2017	5,774	$ 13.40	to	$ 10.10	$ 74,455	1.34%	0.49%	to	0.85%	0.49%	to	0.85%
2016	5,614	$ 13.34	to	$ 10.01	$ 73,774	1.49%	0.49%	to	0.85%	0.55%	to	0.92%
PIMCO VIT REAL RETURN PORTFOLIO
2020	296	$ 11.86	to	$ 11.81	$ 3,516	1.60%	0.49%	to	0.85%	10.73%	to	11.19%
2019	287	$ 10.71	to	$ 10.62	$ 3,059	1.69%	0.49%	to	0.85%	7.52%	to	7.90%
2018	242	$ 9.96	to	$ 9.84	$ 2,387	2.50%	0.49%	to	0.85%	(3.04) %	to	(2.69) %
2017	158	$ 10.27	to	$ 10.12	$ 1,599	2.36%	0.49%	to	0.85%	2.79%	to	3.15%
2016	89	$ 9.99	to	$ 9.81	$ 875	2.01%	0.49%	to	0.85%	(0.10) %	to	4.69%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	9,139	$ 19.01	to	$ 12.41	$ 149,444	2.31%	0.49%	to	0.85%	7.70%	to	8.16%
2019	9,011	$ 17.65	to	$ 11.47	$ 137,172	3.00%	0.49%	to	0.85%	7.43%	to	7.82%
2018	8,263	$ 16.42	to	$ 10.64	$ 119,934	2.55%	0.49%	to	0.85%	(1.38) %	to	(1.01) %
2017	7,789	$ 16.65	to	$ 10.75	$ 118,557	2.02%	0.49%	to	0.85%	4.03%	to	4.40%
2016	6,632	$ 16.01	to	$ 10.30	$ 100,615	2.08%	0.49%	to	0.85%	1.81%	to	2.18%
PIONEER BOND VCT PORTFOLIO
(Effective date 04/30/2018)
2020	122	$ 11.71	to	$ 11.82	$ 1,435	3.29%	0.49%	to	0.69%	7.55%	to	8.18%
2019	119	$ 10.89	to	$ 10.93	$ 1,297	3.04%	0.49%	to	0.69%	8.53%	to	8.74%
2018	10	$ 10.04	to	$ 10.04	$ 100	1.07%	0.69%	to	0.69%	0.39%	to	0.39%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIONEER FUND VCT PORTFOLIO
2020	168	$ 44.49	to	$ 22.19	$ 5,141	0.78%	0.49%	to	0.85%	23.22%	to	23.68%
2019	189	$ 36.11	to	$ 17.94	$ 5,051	1.07%	0.49%	to	0.85%	30.22%	to	30.69%
2018	117	$ 27.73	to	$ 13.73	$ 2,927	1.12%	0.49%	to	0.85%	(2.35) %	to	(1.99) %
2017	121	$ 28.39	to	$ 21.94	$ 3,252	1.18%	0.65%	to	0.85%	20.69%	to	20.93%
2016	137	$ 23.53	to	$ 18.14	$ 3,030	1.32%	0.65%	to	0.85%	8.89%	to	9.11%
PIONEER MID CAP VALUE VCT PORTFOLIO
2020	63	$ 19.95	to	$ 13.39	$ 1,250	1.06%	0.49%	to	0.85%	1.03%	to	1.37%
2019	73	$ 19.75	to	$ 13.21	$ 1,448	1.09%	0.49%	to	0.85%	27.00%	to	27.46%
2018	86	$ 15.55	to	$ 10.36	$ 1,303	0.47%	0.49%	to	0.85%	(20.18) %	to	(19.89) %
2017	96	$ 19.49	to	$ 12.94	$ 1,835	0.60%	0.49%	to	0.85%	11.92%	to	12.31%
2016	113	$ 17.41	to	$ 11.52	$ 1,941	0.46%	0.49%	to	0.85%	15.25%	to	15.66%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2020	206	$ 54.81	to	$ 24.49	$ 8,766	0.00%	0.49%	to	0.85%	37.98%	to	38.53%
2019	221	$ 39.72	to	$ 17.68	$ 7,307	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
2018	261	$ 30.10	to	$ 13.35	$ 6,217	0.00%	0.49%	to	0.85%	(7.28) %	to	(6.94) %
2017	197	$ 32.46	to	$ 14.35	$ 5,714	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	207	$ 25.18	to	$ 11.09	$ 4,691	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2020	43	$ 42.93	to	$ 43.94	$ 1,828	0.00%	0.65%	to	0.85%	27.40%	to	27.66%
2019	46	$ 26.83	to	$ 34.42	$ 1,559	0.00%	0.65%	to	0.85%	27.28%	to	27.53%
2018	50	$ 21.08	to	$ 26.99	$ 1,302	0.00%	0.65%	to	0.85%	(6.04) %	to	(5.85) %
2017	50	$ 28.17	to	$ 28.66	$ 1,396	0.00%	0.65%	to	0.85%	24.23%	to	24.47%
2016	67	$ 22.68	to	$ 10.93	$ 1,436	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2020	49	$ 10.22	to	$ 6.24	$ 485	0.00%	0.49%	to	0.85%	10.83%	to	11.20%
2019	63	$ 9.22	to	$ 5.61	$ 573	0.00%	0.49%	to	0.85%	9.32%	to	9.71%
2018	79	$ 8.43	to	$ 5.11	$ 630	0.00%	0.49%	to	0.85%	(19.11) %	to	(18.81) %
2017	84	$ 10.42	to	$ 6.29	$ 834	0.00%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
2016	94	$ 10.57	to	$ 6.36	$ 953	0.00%	0.49%	to	0.85%	23.77%	to	24.20%
PUTNAM VT EQUITY INCOME FUND
2020	566	$ 29.20	to	$ 17.06	$ 14,452	1.86%	0.49%	to	0.85%	4.92%	to	5.29%
2019	737	$ 27.83	to	$ 16.20	$ 16,813	1.86%	0.49%	to	0.85%	29.30%	to	29.76%
2018	612	$ 21.53	to	$ 12.48	$ 11,559	0.72%	0.49%	to	0.85%	(9.27) %	to	(8.94) %
2017	624	$ 23.73	to	$ 13.71	$ 13,005	1.77%	0.49%	to	0.85%	17.77%	to	18.19%
2016	641	$ 20.15	to	$ 11.60	$ 12,018	1.79%	0.49%	to	0.85%	12.69%	to	13.09%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2020	61	$ 14.56	to	$ 14.81	$ 890	2.29%	0.49%	to	0.85%	11.66%	to	12.01%
2019	64	$ 13.04	to	$ 13.22	$ 838	1.82%	0.49%	to	0.85%	16.42%	to	16.84%
2018	85	$ 11.20	to	$ 11.31	$ 953	2.50%	0.49%	to	0.85%	(7.82) %	to	(7.48) %
2017	29	$ 12.19	to	$ 12.23	$ 355	1.17%	0.49%	to	0.65%	14.91%	to	15.10%
2016	14	$ 10.61	to	$ 10.61	$ 150	0.00%	0.65%	to	0.65%	6.11%	to	6.11%
PUTNAM VT GLOBAL HEALTH CARE FUND
2020	160	$ 29.13	to	$ 19.05	$ 4,566	0.53%	0.49%	to	0.85%	15.27%	to	15.73%
2019	188	$ 25.27	to	$ 16.46	$ 4,690	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
2018	217	$ 19.56	to	$ 12.70	$ 4,169	1.04%	0.49%	to	0.85%	(1.44) %	to	(1.08) %
2017	267	$ 19.84	to	$ 12.84	$ 5,210	0.54%	0.49%	to	0.85%	14.33%	to	14.74%
2016	326	$ 17.36	to	$ 11.19	$ 5,686	0.00%	0.49%	to	0.85%	(12.10) %	to	(11.79) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT INCOME FUND
2020	550	$ 11.93	to	$ 12.17	$ 6,656	5.33%	0.49%	to	0.85%	5.07%	to	5.47%
2019	819	$ 11.35	to	$ 11.54	$ 9,414	2.14%	0.49%	to	0.85%	11.29%	to	11.70%
2018	387	$ 10.19	to	$ 10.33	$ 3,978	4.03%	0.49%	to	0.85%	(0.49) %	to	(0.13) %
2017	129	$ 10.24	to	$ 10.34	$ 1,330	3.79%	0.49%	to	0.85%	5.01%	to	5.39%
2016	69	$ 9.75	to	$ 9.81	$ 679	3.00%	0.49%	to	0.85%	1.40%	to	1.76%
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 04/29/2016)
2020	109	$ 13.96	to	$ 14.20	$ 1,537	1.96%	0.49%	to	0.85%	11.40%	to	11.77%
2019	108	$ 12.53	to	$ 12.70	$ 1,364	1.61%	0.49%	to	0.85%	24.49%	to	24.95%
2018	102	$ 10.11	to	$ 10.16	$ 1,036	1.41%	0.49%	to	0.69%	(19.51) %	to	(19.35) %
2017	59	$ 12.56	to	$ 12.60	$ 736	1.78%	0.49%	to	0.69%	26.06%	to	26.32%
2016	27	$ 9.96	to	$ 9.98	$ 271	0.00%	0.49%	to	0.69%	(0.38) %	to	(0.25) %
PUTNAM VT INTERNATIONAL VALUE FUND
2020	105	$ 11.31	to	$ 11.44	$ 1,202	2.63%	0.49%	to	0.69%	3.51%	to	3.72%
2019	83	$ 10.85	to	$ 11.03	$ 908	2.85%	0.49%	to	0.85%	19.42%	to	19.85%
2018	88	$ 9.14	to	$ 9.20	$ 812	2.03%	0.49%	to	0.69%	(17.95) %	to	(17.79) %
2017	59	$ 11.13	to	$ 11.19	$ 663	1.75%	0.49%	to	0.69%	24.19%	to	24.45%
2016	48	$ 8.96	to	$ 8.99	$ 428	2.08%	0.49%	to	0.69%	0.59%	to	0.80%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	395	$ 11.90	to	$ 10.97	$ 4,609	9.68%	0.49%	to	0.85%	(2.40) %	to	(2.03) %
2019	543	$ 12.19	to	$ 11.20	$ 6,460	2.18%	0.49%	to	0.85%	12.25%	to	12.64%
2018	531	$ 10.86	to	$ 9.94	$ 5,669	2.83%	0.49%	to	0.85%	(1.76) %	to	(1.39) %
2017	657	$ 11.05	to	$ 10.08	$ 7,117	2.47%	0.49%	to	0.85%	1.11%	to	1.46%
2016	1,134	$ 10.93	to	$ 9.94	$ 12,072	1.99%	0.49%	to	0.85%	(0.65) %	to	(0.28) %
PUTNAM VT MULTI-CAP CORE FUND
2020	58	$ 20.50	to	$ 20.48	$ 1,193	1.33%	0.49%	to	0.85%	16.64%	to	17.08%
2019	59	$ 17.14	to	$ 17.49	$ 1,028	1.35%	0.49%	to	0.85%	30.89%	to	31.36%
2018	56	$ 13.10	to	$ 13.32	$ 752	1.28%	0.49%	to	0.85%	(8.24) %	to	(7.90) %
2017	62	$ 14.27	to	$ 14.46	$ 902	1.25%	0.49%	to	0.85%	22.10%	to	22.54%
2016	62	$ 11.98	to	$ 11.80	$ 737	1.56%	0.49%	to	0.85%	11.40%	to	11.80%
PUTNAM VT SMALL CAP VALUE FUND
2020	10	$ 12.85	to	$ 13.00	$ 135	1.16%	0.65%	to	0.85%	3.33%	to	3.52%
2019	3	$ 12.44	to	$ 12.56	$ 32	0.96%	0.65%	to	0.85%	23.48%	to	23.72%
2018	2	$ 10.07	to	$ 10.15	$ 25	0.48%	0.65%	to	0.85%	(20.37) %	to	(20.21) %
2017	3	$ 12.65	to	$ 12.72	$ 38	1.65%	0.65%	to	0.85%	7.22%	to	7.45%
2016	1	$ 11.80	to	$ 11.84	$ 18	1.39%	0.65%	to	0.85%	26.71%	to	26.96%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2020	118	$ 24.06	to	$ 11.39	$ 2,855	0.92%	0.49%	to	0.85%	(8.10) %	to	(7.81) %
2019	127	$ 26.18	to	$ 12.35	$ 3,373	0.42%	0.49%	to	0.85%	17.44%	to	17.86%
2018	137	$ 22.30	to	$ 10.47	$ 3,092	0.29%	0.49%	to	0.85%	(9.28) %	to	(8.94) %
2017	145	$ 24.58	to	$ 11.50	$ 3,605	0.77%	0.49%	to	0.85%	4.22%	to	4.59%
2016	166	$ 23.58	to	$ 11.00	$ 3,933	1.53%	0.49%	to	0.85%	19.52%	to	19.95%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2020	15,299	$ 12.91	to	$ 10.09	$ 168,645	0.14%	0.49%	to	0.85%	(0.58) %	to	(0.16) %
2019	11,949	$ 12.98	to	$ 10.11	$ 134,758	1.88%	0.49%	to	0.85%	1.05%	to	1.41%
2018	11,061	$ 12.84	to	$ 9.97	$ 124,026	1.54%	0.49%	to	0.85%	0.67%	to	1.03%
2017	7,416	$ 12.76	to	$ 9.87	$ 83,485	0.44%	0.49%	to	0.85%	(0.41) %	to	(0.05) %
2016	8,256	$ 12.81	to	$ 9.88	$ 93,377	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %
SCHWAB S&P 500 INDEX PORTFOLIO
2020	17,059	$ 64.87	to	$ 21.45	$ 511,660	1.21%	0.49%	to	0.85%	17.28%	to	17.67%
2019	16,583	$ 55.31	to	$ 18.23	$ 438,290	1.81%	0.49%	to	0.85%	30.37%	to	30.84%
2018	15,012	$ 42.43	to	$ 13.93	$ 321,809	1.68%	0.49%	to	0.85%	(5.22) %	to	(4.87) %
2017	13,516	$ 44.76	to	$ 14.64	$ 328,558	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
2016	12,396	$ 37.09	to	$ 12.09	$ 267,910	1.78%	0.49%	to	0.85%	10.74%	to	11.13%
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2020	492	$ 12.85	to	$ 12.97	$ 6,373	1.93%	0.49%	to	0.69%	7.45%	to	7.74%
2019	571	$ 11.96	to	$ 12.04	$ 6,873	1.58%	0.49%	to	0.69%	13.46%	to	13.69%
2018	429	$ 10.54	to	$ 10.59	$ 4,544	1.19%	0.49%	to	0.69%	(5.29) %	to	(5.10) %
2017	221	$ 11.13	to	$ 11.16	$ 2,463	0.84%	0.49%	to	0.69%	9.25%	to	9.46%
2016	18	$ 10.20	to	$ 10.20	$ 182	0.00%	0.49%	to	0.49%	1.99%	to	1.99%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	501	$ 13.86	to	$ 13.99	$ 6,996	2.18%	0.49%	to	0.69%	9.29%	to	9.54%
2019	574	$ 12.68	to	$ 12.77	$ 7,323	1.73%	0.49%	to	0.69%	17.24%	to	17.47%
2018	432	$ 10.81	to	$ 10.87	$ 4,687	1.37%	0.49%	to	0.69%	(7.35) %	to	(7.17) %
2017	254	$ 11.67	to	$ 11.71	$ 2,966	1.31%	0.49%	to	0.69%	12.92%	to	13.15%
2016	248	$ 10.33	to	$ 10.35	$ 2,560	0.22%	0.49%	to	0.69%	3.35%	to	3.48%
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2020	292	$ 14.73	to	$ 14.87	$ 4,342	2.47%	0.49%	to	0.69%	10.57%	to	10.77%
2019	235	$ 13.32	to	$ 13.42	$ 3,149	1.76%	0.49%	to	0.69%	20.01%	to	20.25%
2018	235	$ 11.10	to	$ 11.16	$ 2,627	0.58%	0.49%	to	0.69%	(8.99) %	to	(8.80) %
2017	47	$ 12.19	to	$ 12.24	$ 579	1.67%	0.49%	to	0.69%	16.33%	to	16.57%
2016	6	$ 10.48	to	$ 10.50	$ 58	0.00%	0.49%	to	0.69%	4.82%	to	4.96%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	62	$ 25.57	to	$ 25.91	$ 1,611	0.00%	0.49%	to	0.69%	28.71%	to	28.99%
2019	58	$ 19.87	to	$ 20.09	$ 1,171	0.00%	0.49%	to	0.69%	28.06%	to	28.31%
2018	97	$ 15.51	to	$ 15.66	$ 1,522	0.00%	0.49%	to	0.69%	0.41%	to	0.61%
2017	27	$ 15.45	to	$ 15.56	$ 427	0.00%	0.49%	to	0.69%	26.71%	to	26.96%
2016	22	$ 12.19	to	$ 12.26	$ 272	0.00%	0.49%	to	0.69%	(11.10) %	to	(10.92) %
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2020	163	$ 25.71	to	$ 25.22	$ 4,156	0.00%	0.65%	to	0.85%	28.17%	to	28.43%
2019	121	$ 19.42	to	$ 20.29	$ 2,475	0.00%	0.65%	to	0.85%	27.54%	to	27.80%
2018	129	$ 15.73	to	$ 15.88	$ 2,072	0.00%	0.65%	to	0.85%	(0.01) %	to	0.20%
2017	112	$ 15.73	to	$ 15.33	$ 1,822	0.00%	0.65%	to	0.85%	26.24%	to	26.49%
2016	141	$ 12.06	to	$ 12.12	$ 1,762	0.00%	0.65%	to	0.85%	(11.47) %	to	(11.30) %
TEMPLETON FOREIGN VIP FUND
2020	521	$ 12.60	to	$ 9.20	$ 6,240	3.58%	0.49%	to	0.85%	(2.01) %	to	(1.68) %
2019	586	$ 12.86	to	$ 9.36	$ 7,197	1.76%	0.49%	to	0.85%	11.58%	to	11.98%
2018	637	$ 11.52	to	$ 8.36	$ 6,933	2.67%	0.49%	to	0.85%	(16.16) %	to	(15.86) %
2017	716	$ 13.75	to	$ 9.93	$ 9,228	2.59%	0.49%	to	0.85%	15.71%	to	16.13%
2016	648	$ 11.88	to	$ 8.55	$ 7,223	1.96%	0.49%	to	0.85%	6.27%	to	6.66%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

TEMPLETON GLOBAL BOND VIP FUND
2020	928	$ 9.43	to	$ 9.48	$ 8,884	8.91%	0.49%	to	0.85%	(6.08) %	to	(5.71) %
2019	932	$ 9.85	to	$ 10.05	$ 9,464	7.07%	0.49%	to	0.85%	1.15%	to	1.51%
2018	942	$ 9.74	to	$ 9.90	$ 9,391	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	821	$ 9.64	to	$ 9.76	$ 8,093	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	667	$ 9.71	to	$ 9.63	$ 6,521	0.00%	0.49%	to	0.85%	2.07%	to	2.44%
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2020	111	$ 10.28	to	$ 10.59	$ 1,164	2.87%	0.65%	to	0.85%	(3.26) %	to	(3.02) %
2019	120	$ 10.63	to	$ 10.92	$ 1,311	0.27%	0.65%	to	0.85%	11.51%	to	11.73%
2018	131	$ 9.53	to	$ 9.78	$ 1,286	1.81%	0.65%	to	0.85%	(21.02) %	to	(20.86) %
2017	150	$ 12.07	to	$ 12.35	$ 1,853	0.81%	0.65%	to	0.85%	12.64%	to	12.86%
2016	173	$ 10.72	to	$ 10.95	$ 1,896	0.79%	0.65%	to	0.85%	11.28%	to	11.50%
TOUCHSTONE VST BOND FUND
2020	518	$ 14.99	to	$ 11.82	$ 7,345	1.95%	0.49%	to	0.85%	8.81%	to	9.16%
2019	476	$ 13.78	to	$ 10.83	$ 6,087	1.24%	0.49%	to	0.85%	9.53%	to	9.92%
2018	640	$ 12.58	to	$ 9.85	$ 7,336	2.16%	0.49%	to	0.85%	(2.71) %	to	(2.36) %
2017	731	$ 12.94	to	$ 10.09	$ 8,628	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	902	$ 12.58	to	$ 9.78	$ 10,350	1.82%	0.49%	to	0.85%	(0.04) %	to	0.32%
TOUCHSTONE VST COMMON STOCK FUND
2020	221	$ 45.03	to	$ 20.59	$ 9,644	0.66%	0.49%	to	0.85%	22.64%	to	23.06%
2019	279	$ 36.72	to	$ 16.73	$ 9,724	0.53%	0.49%	to	0.85%	27.49%	to	27.95%
2018	327	$ 28.80	to	$ 13.07	$ 8,816	1.26%	0.49%	to	0.85%	(8.83) %	to	(8.50) %
2017	375	$ 31.59	to	$ 14.29	$ 10,741	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	363	$ 26.22	to	$ 11.82	$ 8,846	1.67%	0.49%	to	0.85%	10.32%	to	10.71%
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2020	224	$ 44.71	to	$ 20.08	$ 4,503	0.67%	0.49%	to	0.85%	22.45%	to	22.88%
2019	127	$ 36.51	to	$ 16.34	$ 4,012	1.21%	0.49%	to	0.85%	26.22%	to	26.68%
2018	144	$ 28.93	to	$ 12.90	$ 3,510	0.46%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	142	$ 31.70	to	$ 14.09	$ 3,950	0.54%	0.49%	to	0.85%	12.68%	to	13.09%
2016	140	$ 28.14	to	$ 12.46	$ 3,558	0.00%	0.49%	to	0.85%	12.16%	to	12.56%
TOUCHSTONE VST SMALL COMPANY FUND
2020	224	$ 43.95	to	$ 19.20	$ 6,839	0.17%	0.49%	to	0.85%	17.68%	to	18.08%
2019	262	$ 37.35	to	$ 16.26	$ 7,015	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
2018	277	$ 31.03	to	$ 13.46	$ 6,249	0.00%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	212	$ 34.00	to	$ 14.69	$ 5,473	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	183	$ 28.79	to	$ 12.40	$ 4,378	0.08%	0.49%	to	0.85%	19.21%	to	19.64%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	795	$ 10.70	to	$ 6.47	$ 5,703	1.03%	0.49%	to	0.85%	17.83%	to	18.29%
2019	313	$ 9.08	to	$ 5.47	$ 2,434	0.00%	0.49%	to	0.85%	10.60%	to	10.99%
2018	305	$ 8.21	to	$ 4.93	$ 2,199	0.00%	0.49%	to	0.85%	(29.04) %	to	(28.77) %
2017	317	$ 11.57	to	$ 6.92	$ 3,234	0.00%	0.49%	to	0.85%	(2.80) %	to	(2.45) %
2016	308	$ 11.90	to	$ 7.10	$ 3,354	0.38%	0.49%	to	0.85%	42.20%	to	42.70%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2020	295	$ 13.34	to	$ 10.84	$ 4,021	7.88%	0.49%	to	0.85%	7.99%	to	8.41%
2019	300	$ 12.35	to	$ 10.00	$ 3,745	0.35%	0.49%	to	0.85%	11.66%	to	12.07%
2018	341	$ 11.06	to	$ 8.93	$ 3,798	7.60%	0.49%	to	0.85%	(6.94) %	to	(6.60) %
2017	401	$ 11.88	to	$ 9.56	$ 4,782	2.44%	0.49%	to	0.85%	11.30%	to	11.70%
2016	534	$ 10.68	to	$ 8.56	$ 5,647	0.00%	0.49%	to	0.85%	5.52%	to	5.90%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

INVESTMENT DIVISIONS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2020	247	$ 22.71	to	$ 23.02	$ 5,699	1.61%	0.49%	to	0.69%	16.66%	to	16.89%
2019	305	$ 19.47	to	$ 19.69	$ 6,001	1.09%	0.49%	to	0.69%	25.63%	to	25.87%
2018	375	$ 15.50	to	$ 15.64	$ 5,848	0.82%	0.49%	to	0.69%	(1.86) %	to	(1.66) %
2017	337	$ 15.79	to	$ 15.91	$ 5,348	0.95%	0.49%	to	0.69%	27.95%	to	28.20%
2016	209	$ 12.34	to	$ 12.41	$ 2,590	1.04%	0.49%	to	0.69%	10.08%	to	10.30%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
2020	368	$ 15.82	to	$ 16.03	$ 5,911	2.82%	0.49%	to	0.69%	10.99%	to	11.22%
2019	372	$ 14.25	to	$ 14.41	$ 5,365	2.66%	0.49%	to	0.69%	24.83%	to	25.08%
2018	371	$ 11.41	to	$ 11.52	$ 4,264	2.20%	0.49%	to	0.69%	(9.75) %	to	(9.56) %
2017	319	$ 12.65	to	$ 12.74	$ 4,050	2.11%	0.49%	to	0.69%	12.39%	to	12.61%
2016	166	$ 11.25	to	$ 11.31	$ 1,878	2.02%	0.49%	to	0.69%	12.18%	to	12.41%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2020	798	$ 18.95	to	$ 19.20	$ 15,285	1.62%	0.49%	to	0.69%	17.27%	to	17.52%
2019	792	$ 16.16	to	$ 16.34	$ 12,910	1.42%	0.49%	to	0.69%	29.97%	to	30.24%
2018	756	$ 12.43	to	$ 12.55	$ 9,469	1.00%	0.49%	to	0.69%	(9.96) %	to	(9.78) %
2017	465	$ 13.81	to	$ 13.91	$ 6,453	0.94%	0.49%	to	0.69%	18.27%	to	18.50%
2016	270	$ 11.68	to	$ 11.74	$ 3,164	1.01%	0.49%	to	0.69%	10.35%	to	10.58%
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2020	306	$ 14.47	to	$ 14.66	$ 4,485	2.85%	0.49%	to	0.69%	(5.51) %	to	(5.31) %
2019	397	$ 15.31	to	$ 15.48	$ 6,143	2.35%	0.49%	to	0.69%	27.92%	to	28.17%
2018	294	$ 11.97	to	$ 12.08	$ 3,548	3.01%	0.49%	to	0.69%	(6.01) %	to	(5.82) %
2017	257	$ 12.73	to	$ 12.82	$ 3,292	2.24%	0.49%	to	0.69%	4.06%	to	4.27%
2016	208	$ 12.24	to	$ 12.30	$ 2,551	2.09%	0.49%	to	0.69%	7.62%	to	7.83%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2020	221	$ 20.94	to	$ 21.22	$ 4,689	0.75%	0.49%	to	0.69%	22.37%	to	22.56%
2019	254	$ 17.11	to	$ 17.31	$ 4,383	0.46%	0.49%	to	0.69%	27.23%	to	27.48%
2018	241	$ 13.45	to	$ 13.58	$ 3,261	0.32%	0.49%	to	0.69%	(7.90) %	to	(7.72) %
2017	163	$ 14.61	to	$ 14.71	$ 2,389	0.40%	0.49%	to	0.69%	22.62%	to	22.86%
2016	101	$ 11.91	to	$ 11.97	$ 1,207	0.26%	0.49%	to	0.69%	14.14%	to	14.38%
WELLS FARGO VT DISCOVERY FUND
2020	313	$ 90.07	to	$ 29.77	$ 15,996	0.00%	0.49%	to	0.85%	61.27%	to	61.88%
2019	292	$ 55.85	to	$ 18.39	$ 8,913	0.00%	0.49%	to	0.85%	37.85%	to	38.33%
2018	255	$ 40.52	to	$ 13.30	$ 6,204	0.00%	0.49%	to	0.85%	(7.86) %	to	(7.51) %
2017	285	$ 43.97	to	$ 14.38	$ 7,263	0.00%	0.49%	to	0.85%	28.04%	to	28.49%
2016	240	$ 34.34	to	$ 11.14	$ 5,202	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
WELLS FARGO VT OMEGA GROWTH FUND
2020	140	$ 27.75	to	$ 27.16	$ 3,932	0.00%	0.65%	to	0.85%	42.00%	to	42.27%
2019	107	$ 19.54	to	$ 19.09	$ 2,106	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
2018	98	$ 13.89	to	$ 14.52	$ 1,388	0.00%	0.65%	to	0.85%	(0.58) %	to	(0.38) %
2017	80	$ 14.47	to	$ 14.07	$ 1,144	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	59	$ 10.84	to	$ 10.53	$ 630	0.00%	0.65%	to	0.85%	(0.33) %	to	(0.13) %
WELLS FARGO VT OPPORTUNITY FUND
2020	158	$ 51.25	to	$ 19.60	$ 6,468	0.47%	0.65%	to	0.85%	19.97%	to	20.22%
2019	176	$ 42.72	to	$ 16.45	$ 6,093	0.28%	0.49%	to	0.85%	30.35%	to	30.82%
2018	207	$ 32.77	to	$ 12.48	$ 5,484	0.19%	0.65%	to	0.85%	(7.94) %	to	(7.75) %
2017	232	$ 35.59	to	$ 13.53	$ 6,625	0.68%	0.65%	to	0.85%	19.42%	to	19.67%
2016	239	$ 29.81	to	$ 11.31	$ 5,714	1.96%	0.65%	to	0.85%	11.28%	to	11.50%

(Concluded)

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company (the “Company”) (a wholly-owned subsidiary of GWL&A Financial Inc.), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the Company’s auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$25,712,083	$13,803,525

Preferred stock	119,687	—

Common stock	223,883	144,888

Mortgage loans (net of allowances of $745 and $745)	4,123,666	2,692,690

Real estate occupied by the company	41,951	43,283

Real estate held for the production of income	1,825	1,365

Contract loans	3,874,206	3,995,291

Cash, cash equivalents and short-term investments	3,470,914	818,328

Securities lending collateral assets	206,811	303,282

Other invested assets	750,477	402,891

Total cash and invested assets	38,525,503	22,205,543

Investment income due and accrued	267,276	192,278

Premiums deferred and uncollected	16,256	15,199

Reinsurance recoverable	80,249	37,806

Funds held or deposited with reinsured companies	6,760,741	—

Current federal income taxes recoverable	70,655	44,457

Deferred income taxes	125,959	97,203

Due from parent, subsidiaries and affiliates	94,584	63,595

Other assets	669,038	490,832

Assets from separate accounts	28,455,204	25,634,438

Total admitted assets	$75,065,465	$48,781,351

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$36,087,118	$19,638,498

Liability for deposit-type contracts	5,215,962	60,296

Life and accident and health policy and contract claims	65,785	44,258

Provision for policyholders’ dividends	18,324	24,111

Liability for premiums received in advance	2	2

Unearned investment income	121	59

Asset valuation reserve	202,003	194,032

Interest maintenance reserve	678,773	(2,006)

Due to parent, subsidiaries and affiliates	16,578	77,613

Commercial paper	98,983	99,900

Payable under securities lending agreements	206,811	303,282

Other liabilities	1,858,504	1,265,123

Liabilities from separate accounts	28,455,194	25,634,428

Total liabilities	72,904,158	47,339,596

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 16,859,018 shares issued and outstanding	16,859	7,320

Surplus notes	921,980	395,811

Gross paid in and contributed surplus	3,782,019	714,300

Unassigned funds	(2,559,551)	324,324

Total capital and surplus	2,161,307	1,441,755

Total liabilities, capital and surplus	$75,065,465	$48,781,351

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity consideration	$12,831,872	$(5,366,421)	$7,592,609

Net investment income	948,344	1,099,451	1,307,387

Amortization of interest maintenance reserve	39,141	8,280	24,863

Commission and expense allowances on reinsurance ceded	172,698	265,105	5,211

Fee income from separate accounts	62,302	101,629	160,573

Reserve adjustment on reinsurance ceded	7,157,573	(592,883)	(1,975,763)

Miscellaneous income	41,467	267,637	250,272

Total income	21,253,397	(4,217,202)	7,365,152

Expenses:

Death benefits	92,253	204,509	380,057

Annuity benefits	95,252	155,286	228,530

Disability benefits and benefits under accident and health policies	76	17,762	41,719

Surrender benefits	3,842,313	4,403,521	5,895,938

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	16,448,620	(8,139,385)	917,510

Other benefits	8,722	6,208	10,528

Total benefits	20,487,236	(3,352,099)	7,474,282

Commissions	2,222,528	162,942	196,489

Other insurance expenses	371,028	496,310	488,250

Net transfers from separate accounts	(809,028)	(1,328,143)	(1,112,465)

Interest maintenance reserve reinsurance activity	661,450	(512,033)	—

Total benefit and expenses	22,933,214	(4,533,023)	7,046,556

Net (loss) gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	(1,679,817)	315,821	318,596

Dividends to policyholders	18,497	23,461	31,276

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	(1,698,314)	292,360	287,320

Federal income tax (benefit) expense	(20,260)	(98,467)	(17,604)

Net (loss) gain from operations before net realized capital gains (losses)	(1,678,054)	390,827	304,924

Net realized capital (losses) gains less capital gains tax and transfers to interest maintenance reserve	(16,958)	(8,022)	10,576

Net (loss) income	$(1,695,012)	$382,805	$315,500

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Capital and surplus, beginning of year	$1,441,755	$1,326,919	$1,129,509

Net (loss) income	(1,695,012)	382,805	315,500

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Change in net unrealized capital (losses) gains, net of income taxes	(288,936)	57,398	(11,491)

Change in minimum pension liability, net of income taxes	(1,589)	(4,209)	3,824

Change in asset valuation reserve	(7,971)	10,360	(846)

Change in non-admitted assets	(708,501)	92,424	28,921

Change in net deferred income taxes	256,714	(129,400)	(40,732)

Capital paid-in	9,539	—	—

Surplus paid-in	3,067,719	4,029	4,093

Change in surplus as a result of reinsurance	(83,521)	537,566	—

Change in capital and surplus as a result of separate accounts	—	(428)	(208)

Change in unrealized foreign exchange capital gains (losses)	2,693	(20)	(1,125)

Change in surplus notes	526,169	(195,888)	51,769

Net change in capital and surplus for the year	719,552	114,836	197,410

Capital and surplus, end of year	$2,161,307	$1,441,755	$1,326,919

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Operating activities:

Premium income, net of reinsurance	$6,588,902	$3,654,066	$5,352,630

Investment income received, net of investment expenses paid	809,931	962,732	1,136,338

Other miscellaneous income received	59,348	577,059	160,008

Benefit and loss related payments, net of reinsurance	(3,803,044)	(4,542,350)	(6,417,233)

Net transfers from separate accounts	816,837	1,375,094	1,097,423

Commissions, other expenses and taxes paid	(2,758,668)	(526,161)	(644,838)

Dividends paid to policyholders	(24,228)	(30,537)	(38,959)

Federal income taxes (paid) received, net	(18,530)	5,267	(38,241)

Net cash provided by operating activities	1,670,548	1,475,170	607,128

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	2,794,468	2,430,562	3,351,579

Stocks	53	19,187	3,704

Mortgage loans	295,116	343,441	357,545

Other invested assets	38,065	19,597	25,233

Net gains on cash, cash equivalents and short-term investments	83	5	—

Miscellaneous proceeds	544,448	24,100	22,212

Cost of investments acquired:

Bonds	(6,396,829)	(2,770,357)	(3,398,701)

Stocks	(221,630)	(3,585)	(38,742)

Mortgage loans	(89,330)	(114,542)	(697,245)

Real estate	(2,724)	(9,052)	(4,319)

Other invested assets	(905,616)	(46,617)	(36,870)

Miscellaneous applications	(274,834)	—	(39,654)

Net change in contract loans and premium notes	127,912	(3,120)	(1,355)

Net cash used in investing activities	(4,090,818)	(110,381)	(456,613)

Financing and miscellaneous activities:

Surplus notes	527,500	(195,000)	51,410

Capital and paid in surplus	3,076,665	3,130	3,325

Deposit-type contracts, net	1,963,991	(5,399)	(18,908)

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Funds (repaid) borrowed, net	(916)	1,041	(1,027)

Other	(136,621)	60,135	(45,670)

Net cash provided by (used in) financing and miscellaneous activities	5,072,867	(775,894)	(163,165)

Net increase (decrease) in cash, cash equivalents and short-term investments and restricted cash	2,652,597	588,895	(12,650)

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	818,329	229,434	242,084

End of year	$3,470,926	$818,329	$229,434

The cash, cash equivalents and short-term investments and restricted cash balance includes $12 and $1 of restricted cash as of December 31, 2020 and 2019, respectively, which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$593	$899	$768

Fair value of assets acquired in settlement of bonds	—	—	28,815

In 2020, non-cash transfers of $9,848 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 9 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company retained a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company focuses on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

•

For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value.

•

Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

Investments in subsidiaries are carried on the equity basis with unrealized changes in value recorded in surplus and dividends received recorded in investment income.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments.

Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or repledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2020, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserved ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2020, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 23% equity, 42% fixed income, 32% cash and short terms, and 3% other. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

On January 1, 2020, the Company and its subsidiaries implemented an organizational change to simplify its corporate structure and affiliated transactions. The transaction included the following changes impacting the Company:

•	Substantially all employees of GWL&A and its other subsidiaries were transferred to the Empower.

•	Empower assumed all recordkeeping related revenues either by direct assignment of contracts or through a transition services agreement between Empower, GWL&A, and GWL&A’s subsidiaries.

•	Substantially all vendor contracts were assigned to Empower.

•	Empower entered into an administrative services agreement whereby it provides corporate and other shared services to GWL&A and its affiliates and is reimbursed for expenses incurred.

•

Empower acquired assets and assumed liabilities from GWL&A and GWL&A’s subsidiaries including furniture, equipment, and software, deferred contract costs, certain other current assets including prepaid assets, and certain other liabilities including employee-related benefit and payroll liabilities and GWL&A’s post-retirement medical plan. The assets acquired and liabilities assumed by Empower were settled in cash based on their value under International Financial Reporting Standards (“IFRS”). Any differences between the value of the assets and liabilities on an IFRS basis and a Statutory basis were settled by dividends or capital contributions between entities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial
Description	Related party	2020	2019	2018	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(14,626)	$(23,958)	$(15,522)	Other insurance benefits and expenses
	Non-insurance affiliates: Empower(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1),Great-West Financial Retirement Plan Services (“Great-West RPS”)(1) and MAM Holding Inc. (2)	—	(151,179)	(142,424)
	Total	(14,626)	(175,137)	(157,946)

Receives corporate support services	Non-insurance affiliate: Empower(1)	332,652	—	—	Other insurance benefits and expenses
Provides recordkeeping fees under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance affiliate: Empower(1)	(194,795)	—	—	Fee income
Receives commissions under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance and insurance affiliates: Empower(1), GWL&A NY (1)	(77,139)	—	—	Commissions

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	7,101	172,702	198,976	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	—	45,101	38,200	Other income

	Non-insurance related party: Great-West Funds(4)	20,506	61,194	65,281

	Total	20,506	106,295	103,481
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(1,460)	(2,328)	(2,551)	Other income
	Non-insurance affiliates: Empower(1)and GWTC(1)	(15,339)	(388,302)	(342,803)
	Total	(16,799)	(390,630)	(345,354)

Receives custodial services	Non-insurance affiliate: GWTC(1)	—	(13,526)	(12,410)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam Investments LLC (“Putnam”) (3)	16,282	9,733	9,140	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

(4) An open-end management investment company, a related party of GWL&A

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2020, 2019 and 2018, these purchases totaled $330,974, $224,708 and $169,857 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $249,802 and $288,076 at December 31, 2020 and 2019, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $17,679 and $15,546 at December 31, 2020 and 2019, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$46,104	$—

GWFS(1)	On account	On demand	34,743	34,625

CLAC(2)	On account	On demand	—	11,630

GWTC(1)	On account	On demand	290	7,807

AAG(1)	On account	On demand	—	5,141

GWCM(1)	On account	On demand	—	1,610

GWL&A NY(1)	On account	On demand	214	1,470

Great-West RPS(1)	On account	On demand	3	700

Great-West South Carolina (“GWSC”)(1)	On account	On demand	7,351	509

Putnam(3)	On account	On demand	4,951	103

Other related party receivables	On account	On demand	928	—

Total			$94,584	$63,595

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$—	$76,024

CLAC(2)	On account	On demand	683	917

Personal Capital Corporation(1)	On account	On demand	15,473	—

Other related party payables	On account	On demand	422	672

Total			$16,578	$77,613

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

Included in current federal income taxes recoverable at December 31, 2020 and 2019 is $73,029 and $45,900, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received/(paid) cash payments of $12,506, $2,727 and ($42,577) from its subsidiary, GWSC, in 2020, 2019 and 2018 respectively, under the terms of its tax sharing agreement. The amount paid in 2018 is for the utilization of GWSC’s operating loss carryforward amounts which were fully utilized as of that year. Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company received interest income of $1,661, $2,085 and $2,527 respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2020, the Company received dividends and return of capital of $142,500 and $7,000, respectively, from its subsidiaries, the largest being $61,000 from AAG. During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680 respectively, from its subsidiaries, the largest being $42,000 from AAG.

During the years ended December 31, 2020 and 2019, the Company paid cash dividends to GWL&A Financial in the amounts of $357,752 and $639,801 respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$159,577	$1,744	$226	$161,095

All other governments	11,113	—	—	11,113

U.S. states, territories and possessions	654,122	97,055	—	751,177

Political subdivisions of states and territories	378,996	23,006	—	402,002

Industrial and miscellaneous	18,019,556	916,950	13,489	18,923,017

Parent, subsidiaries and affiliates	6,433	—	—	6,433

Hybrid securities	151,305	1,800	9,372	143,733

Loan-backed and structured securities	6,330,981	156,801	12,050	6,475,732

Total bonds	$25,712,083	$1,197,356	$35,137	$26,874,302

	December 31, 2019
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522

U.S. states, territories and possessions	656,713	85,867	—	742,580

Political subdivisions of states and territories	204,355	18,098	—	222,453

Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933

Parent, subsidiaries and affiliates	10,810	—	—	10,810

Hybrid securities	165,032	147	14,831	150,348

Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Book/adjusted carrying value	Fair value

Due in one year or less	$1,359,756	$1,374,606

Due after one year through five years	6,086,988	6,430,238

Due after five years through ten years	8,531,983	8,990,876

Due after ten years	4,257,648	4,458,122

Loan-backed and structured securities	6,330,981	6,475,732

Total bonds	$26,567,356	$27,729,574

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2020	2019 2018

Consideration from sales	$15,627,075	$18,741,779	$12,788,008

Gross realized gains from sales	81,504	511,103	32,672

Gross realized losses from sales	7,045	46,129	30,960

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$149,402	$226	$—	$—	$149,402	$226

Industrial and miscellaneous	1,216,567	13,291	246,659	12,808	1,463,226	26,099

Hybrid securities	23,981	1,199	77,882	8,173	101,863	9,372

Loan-backed and structured securities	672,983	7,412	314,125	6,800	987,108	14,212

Total bonds	$2,062,933	$22,128	$638,666	$27,781	$2,701,599	$49,909

Total number of securities in an unrealized loss position		168		47		215

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	435,115	2,113	620,988	36,363	1,056,103	38,476

Hybrid securities	12,402	93	116,868	14,739	129,270	14,832

Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471

Total number of securities in an unrealized loss position		95		102		197

Bonds - Total unrealized losses and OTTI decreased by $17,562, or 26%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was in industrial and miscellaneous as well as hybrid securities, and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This decrease was offset by increases in the less than twelve month category of all asset categories, and reflects an increase in interest rates during fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $33,117 from December 31, 2019 to December 31, 2020. Industrial and miscellaneous account for 46%, or $12,808 of the unrealized losses and OTTI greater than twelve months at December 31, 2020. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 24%, or $6,800, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. Of the $6,800 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 94% or $6,412 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 16% and 21% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $128,238 and $68,046 as of December 31, 2020 and 2019, respectively. The Company had pledged collateral related to these derivatives of $7,181 and $5,022 as of December 31, 2020 and 2019, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $121,057.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2020 and 2019, the Company had pledged $7,181 and $5,022, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $54,302 unrestricted cash and securities collateral and $71,130 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2020 and 2019, the Company had pledged U.S. Treasury bills in the amount of $5,334 and $2,331, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$10,705

Cross-currency swaps	875,569	(4,071)	9,352

Total derivatives designated as hedges	897,869	(4,071)	20,057

Derivatives not designated as hedges:

Interest rate swaps	1,040,944	11,326	11,449

Futures on equity indices	2,957	1,172	1

Interest rate futures	10,500	4,162	—

Interest rate swaptions	174,000	34	34

Cross-currency swaps	541,142	23,084	21,234

Foreign currency forwards	1,510,024	(26)	(26)

Total derivatives not designated as hedges	3,279,567	39,752	32,692

Total cash flow hedges, and derivatives not designated as hedges	$4,177,436	$35,681	$52,749

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

	December 31, 2019
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$8,385

Cross-currency swaps	880,490	35,372	38,370

Total cash flow hedges	902,790	35,372	46,755

Derivatives not designated as hedges:

Interest rate swaps	933,930	2,078	1,487

Futures on equity indices	6,890	545	(17)

Interest rate futures	22,600	1,786	2

Interest rate swaptions	186,550	20	20

Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934

Total cash flow hedges and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2020	2019	2018

Derivatives not designated as hedging instruments:

Interest rate swaps	$7,306	$13,954	$(8,039)

Interest rate swaptions	180	123	198

Futures on equity indices	94	(241)	297

Interest rate futures	6	(132)	159

Cross-currency swaps	(3,975)	(8,396)	32,525

Foreign currency forwards	(20)	—	—

Total	$3,591	$5,308	$25,140

Securities lending

Securities with a cost or amortized cost of $199,546 and $296,583, and estimated fair values of $201,848 and $297,018 were on loan under the program at December 31, 2020 and 2019, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Hybrid securities	$—	$—	$2,224	$2,028

Industrial and miscellaneous	78,553	80,855	15,734	16,365

U.S. government	120,993	120,993	278,625	278,625

	$199,546	$201,848	$296,583	$297,018

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $206,811 and $303,282 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $2,900 and $3,300 at December 31, 2020 and December 31, 2019, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $2,958 and $3,366 at December 31, 2020 and December 31, 2019, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2020
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$206,811	$—	$—	$—	$206,811	$303,282	$(96,471)	$—	$206,811	0.27%	0.28%

Subject to reverse repurchase agreements	2,900	—	—	—	2,900	3,300	(400)	—	2,900	0.00%	0.00%

FHLB capital stock	500	—	—	—	500	—	500	—	500	0.00%	0.00%

On deposit with states	4,264	—	—	—	4,264	4,294	(30)	—	4,264	0.01%	0.01%

On deposit with other regulatory bodies	554	—	—	—	554	579	(25)	—	554	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	5,334	—	1,411	—	6,745	2,330	4,415	—	6,745	0.01%	0.01%

Derivative cash collateral	7,181	—	271	—	7,452	5,022	2,430	—	7,452	0.01%	0.01%

Other restricted assets	1,175	—	—	—	1,175	1,218	(43)	—	1,175	0.00%	0.00%

Total Restricted Assets	$228,719	$—	$1,682	$—	$230,401	$320,025	$(89,624)	$—	$230,401	0.30%	0.31%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$303,282	$—	$—	$—	$303,282	$45,102	$258,180	$—	$303,282	0.62%	0.62%

Subject to reverse repurchase agreements	3,300	—	—	—	3,300	11,200	(7,900)	—	3,300	0.01%	0.01%

Subject to dollar repurchase agreements	—	—	—	—	—	688,765	(688,765)	—	—	0.00%	0.00%

On deposit with states	4,294	—	—	—	4,294	4,443	(149)	—	4,294	0.01%	0.01%

On deposit with other regulatory bodies	579	—	—	—	579	603	(24)	—	579	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	2,330	—	—	—	2,330	8,197	(5,867)	—	2,330	0.01%	0.01%

Other collateral	—	—	—	—	—	5,320	(5,320)	—	—	0.00%	0.00%

Derivative cash collateral	5,022	—	—	—	5,022	30,220	(25,198)	—	5,022	0.01%	0.01%

Other restricted assets	1,218	—	—	—	1,218	1,259	(41)	—	1,218	0.00%	0.00%

Total Restricted Assets	$320,025	$—	$—	$—	$320,025	$795,109	$(475,084)	$—	$320,025	0.66%	0.66%

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2020	2019 2018

Bonds	$474,967	$621,993	$822,645

Preferred stock	3	—	—

Common stock	151	455	221

Mortgage loans	107,249	158,678	169,415

Real estate	28,964	27,577	26,557

Contract loans	197,843	200,298	199,507

Cash, cash equivalents and short-term investments	5,862	16,409	4,749

Derivative instruments	18,840	16,915	16,308

Other invested assets	155,506	121,675	125,821

Miscellaneous	5,303	4,462	1,896

Gross investment income	994,688	1,168,462	1,367,119

Expenses	(46,344)	(69,011)	(59,732)

Net investment income	$948,344	$1,099,451	$1,307,387

The amount of interest incurred and charged to investment expense during the years ended December 31, 2020, 2019 and 2018 was $17,078, $33,188 and $22,070, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital gains (losses), before federal income tax	$59,961	$574,372	$4,905

Less: Federal income tax	12,592	120,618	1,030

Net realized capital gains (losses), before IMR transfer	47,369	453,754	3,875

Net realized capital gains (losses) transferred to IMR, net of federal income tax of $17,100, $122,750 and ($1,781), respectively	64,327	461,776	(6,701)

Net realized capital gains (losses), net of federal income tax expense (benefit) of ($4,508), ($2,133) and 2,811, respectively, and IMR transfer	$(16,958)	$(8,022)	$10,576

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$(7,864)

Transferred into IMR, net of taxes	64,327

IMR reinsurance activity	661,451

Balance before amortization	717,914

Amortization released to Statement of Operations	(39,141)

Reserve as of December 31, 2020	$678,773

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	58%	51%

	Concentration by industry
	December 31,
	2020	2019

Financial services	14%	13%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,124,412 and $2,693,435, of which $1,634,389 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. These mortgages were current as of December 31, 2020 and 2019.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 3.50% and 4.70%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 2.45% and 4.05%, respectively.

During 2020 and 2019, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 59% and 64%, respectively.

The balance in the commercial mortgage provision allowance was $745 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2020	2019

Multi-family	49%	44%

Industrial	15%	19%

Office	13%	18%

Retail	13%	12%

Other	10%	7%

	100%	100%

	Concentration by geographic area

	December 31,

	2020	2019

Pacific	36%	33%

East North Central	17%	20%

South Atlantic	13%	14%

Middle Atlantic	11%	8%

Other	10%	8%

West South Central	7%	10%

Mountain	6%	7%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$26,874,302	$25,712,083	$—	$26,865,559	$8,743	$—	$26,874,302

Preferred stock	119,684	119,687	—	119,684	—	—	119,684

Common stock	20,240	20,240	19,740	500	—	—	20,240

Mortgage loans	4,263,386	4,123,666	—	4,263,386	—	—	4,263,386

Real estate	227,336	43,776	—	227,336	—	—	227,336

Cash, cash equivalents and short-term investments	3,470,912	3,470,914	2,612,741	858,171	—	—	3,470,912

Contract loans	3,874,206	3,874,206	—	3,874,206	—	—	3,874,206

Other long-term invested assets	244,393	235,484	—	93,637	—	150,756	244,393

Securities lending reinvested collateral assets	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	43,689	43,689	43,689	—	—	—	43,689

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Receivable for securities	87,076	84,973	—	87,076	—	—	87,076

Derivative instruments	180,996	160,628	10	180,986	—	—	180,996

Separate account assets	28,571,811	28,455,204	14,406,648	13,741,300	—	423,863	28,571,811

Total assets	$68,185,972	$66,552,491	$17,146,008	$50,456,602	$8,743	$574,619	$68,185,972

Liabilities:

Deposit-type contracts	$4,562,617	$5,215,962	$—	$4,562,617	$—	$—	$4,562,617

Commercial paper	98,983	98,983	—	98,983	—	—	98,983

Payable under securities lending agreements	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	36,450	36,450	36,450	—	—	—	36,450

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Payable for securities	1,277,598	1,277,598	—	1,277,598	—	—	1,277,598

Derivative instruments	128,246	130,281	8	128,238	—	—	128,246

Separate account liabilities	853,042	853,042	70	852,972	—	—	853,042

Total liabilities	$7,164,877	$7,820,257	$99,708	$7,065,169	$—	$—	$7,164,877

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764

Common Stock	20,249	20,249	20,249	—	—	—	20,249

Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188

Real estate	137,700	44,648	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	818,328	818,328	298,720	519,608	—	—	818,328

Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291

Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287

Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	76,212	76,212	76,212	—	—	—	76,212

Other collateral	504	504	504	—	—	—	504

Receivable for securities	6,853	5,313	—	6,853	—	—	6,853

Derivative instruments	136,753	124,254	3	136,750	—	—	136,753

Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987

Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672

Commercial paper	99,900	99,900	—	99,900	—	—	99,900

Payable under securities lending agreements	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	71,130	71,130	71,130	—	—	—	71,130

Other collateral	504	504	504	—	—	—	504

Payable for securities	733,150	733,150	—	733,150	—	—	733,150

Derivative instruments	68,064	62,559	19	68,045	—	—	68,064

Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2020
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$17,679	$—	$—	$—	$17,679

Industrial and miscellaneous	2,061	—	—	—	2,061

Other invested assets

Limited partnerships	—	—	—	150,756	150,756

Derivatives

Interest rate swaps	—	86,984	—	—	86,984

Cross-currency swaps	—	37,028	—	—	37,028

Interest rate swaptions	—	34	—	—	34

Foreign currency forwards	—	2,670	—	—	2,670

Separate account assets (1)	14,351,361	12,467,593	—	423,863	27,242,817

Total assets	$14,371,101	$12,594,309	$—	$574,619	$27,540,029

Liabilities:

Derivatives

Interest rate swaps	$—	$75,535	$—	$—	$75,535

Cross-currency swaps	—	15,794	—	—	15,794

Foreign currency forwards	—	2,695	—	—	2,695

Separate account liabilities (1)	70	852,972	—	—	853,042

Total liabilities	$70	$946,996	$—	$—	$947,066

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date

	December 31, 2019
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$15,545	$—	$—	$—	$15,545

Industrial and miscellaneous	4,704	—	—	—	4,704

Other invested assets

Limited partnerships	—	—	—	90,217	90,217

Derivatives

Interest rate swaps	—	36,516	—	—	36,516

Cross-currency swaps	—	35,457	—	—	35,457

Interest rate swaptions	—	20	—	—	20

Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828

Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287

Liabilities:

Derivatives

Interest rate swaps	$—	$35,029	$—	$—	$35,029

Cross-currency swaps	—	15,015	—	—	15,015

Separate account liabilities (1)	66	346,116	—	—	346,182

Total liabilities	$66	$396,160	$—	$—	$396,226

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Cash, cash equivalents and short-term investments	3,470,926	12	3,470,914	818,329	1	818,328

Other invested assets	1,294,506	544,029	750,477	403,986	1,095	402,891

Premiums deferred and uncollected	16,338	82	16,256	15,273	74	15,199

Deferred income taxes	457,205	331,246	125,959	205,256	108,053	97,203

Due from parent, subsidiaries and affiliate	155,676	61,092	94,584	118,239	54,644	63,595

Other prepaid assets	2,206	2,206	—	22,712	22,712	—

Capitalized internal use software	—	—	—	37,917	37,917	—

Furniture, fixtures and equipment	5,914	5,914	—	5,095	5,095	—

Reinsurance recoverable	80,435	186	80,249	37,806	—	37,806

Other assets	671,151	2,113	669,038	499,620	8,788	490,832

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,662	$—	$13,662	$13,537	$—	$13,537

Other invested assets	813,421	544,029	269,392	156,119	1,095	155,024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	$18,063	$16,256	$16,888	$15,199

Total	$18,063	$16,256	$16,888	$15,199

8.   Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $0 and $23,846, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $5,110, $5,109 and $5,110, respectively, of goodwill amortization related to this acquisition.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in the Personal Capital Corporation, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819,403 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $277,474 and $0, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $27,313, $0 and $0, respectively, of goodwill amortization related to this acquisition.

Purchased Entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2020	Amount of goodwill amortized for the year ended December 31, 2020	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

Retirement Plan Services	August 29, 2014	$64,169	$51,098	$—	$5,110	—%

Personal Capital Corporation	August 17, 2020	$854,190	$819,403	$277,474	$27,313	70.8%

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant ceded reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$7,855

Preferred stock	120

Mortgage loans	1,634

Other invested assets	132

Total cash and invested assets	9,741

Investment income due and accrued	64

Funds held or deposited with reinsured companies	6,761

Other assets	129

Total admitted assets	$16,695

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$14,716

Liability for deposit-type contracts	3,183

Interest maintenance reserve	662

Other liabilities	113

Total liabilities	18,674

Capital and surplus:

Unassigned funds	(1,979)

Total capital and surplus	(1,979)

Total liabilities, capital and surplus	$16,695

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$15,567

Total income	15,567

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	14,716

Total benefits	14,716

Commissions	2,168

Interest maintenance reserve reinsurance activity	662

Total benefit and expenses	17,546

Net loss from operations before federal income taxes	$(1,979)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received a capital contribution from parent of $2.8 billion to finance the transaction, as mentioned in Note 14.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2019

Admitted assets:

Cash and invested assets:

Bonds	$(7,302)

Mortgage loans	(1,288)

Contract loans	(24)

Cash, cash equivalents and short-term investments	722

Other invested assets	(235)

Total cash and invested assets	(8,127)

Investment income due and accrued	(89)

Premiums deferred and uncollected	(10)

Reinsurance recoverable	25

Current federal income taxes recoverable	(1)

Deferred income taxes	(21)

Other assets	(3)

Total admitted assets	$(8,226)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(8,287)

Aggregate reserves for accident and health policies	(288)

Liability for deposit-type contracts	(127)

Life and accident and health policy and contract claims	(74)

Provision for policyholders’ dividends	(63)

Interest maintenance reserve	(66)

Other liabilities	(33)

Total liabilities	(8,938)

Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

Statutory Statements of Operations	December 31,
2019
Income:

Premium income and annuity consideration	$(9,147)

Commission and expense allowances on reinsurance ceded	154

Total income	(8,993)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(8,575)

Total benefits	(8,575)

Net transfers from separate accounts	59

Interest maintenance reserve release	(512)

Total benefit and expenses	(9,028)

Net gain from operations before federal income taxes	35

Federal income tax benefit	(118)

Net income	$153

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	1% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

- Annuity Funds

Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $3,766,969 and $3,925,596, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$13,534,241	$—	$—	$13,534,241	25.2%

At book value less current surrender charges of 5% or more	820,107	—	—	820,107	1.5%

At fair value	2,558,655	7,785,289	11,517,720	21,861,664	40.4%

Total with adjustment or at market value	16,913,003	7,785,289	11,517,720	36,216,012	67.1%

At book value without adjustment (minimal or no charge adjustment)	2,473,434	—	—	2,473,434	4.6%

Not subject to discretionary withdrawal	15,266,932	—	—	15,266,932	28.3%

Total gross	34,653,369	7,785,289	11,517,720	53,956,378	100.0%

Reinsurance ceded	74,724	—	—	74,724

Total, net	$34,578,645	$7,785,289	$11,517,720	$53,881,654

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%

At book value less current surrender charges of 5% or more	817,144	—	—	817,144	2.7%

At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%

At book value without adjustment (minimal or no charge adjustment)	97,837	—	—	97,837	0.3%

Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%

Reinsurance ceded	71,124	—	—	71,124

Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,603,854	$6,920,255	$6,952,077	$—	$—	$—

Other permanent cash value life insurance	—	6,845,366	7,160,342	—	—	—

Variable universal life	274,843	279,968	280,000	7,579,331	7,579,331	7,579,331

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	151,345	—	—	—

Accidental death benefits	N/A	N/A	466	—	—	—

Disability - active lives	N/A	N/A	1,093	—	—	—

Disability - disabled lives	N/A	N/A	117,509	—	—	—

Miscellaneous reserves	N/A	N/A	28,188	—	—	—

Total, gross	6,878,697	14,045,589	14,691,020	7,579,331	7,579,331	7,579,331

Reinsurance ceded	6,878,697	7,643,139	7,966,585	—	—	—

Total, net of reinsurance ceded	$—	$6,402,451	$6,724,435	$7,579,331	$7,579,331	$7,579,331

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,618,888	$6,617,437	$6,595,652	$—	$—	$—

Other permanent cash value life insurance	—	6,949,889	7,306,841	—	—	—

Variable universal life	240,230	243,868	244,301	7,063,894	7,063,894	7,063,894

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	164,921	—	—	—

Accidental death benefits	N/A	N/A	1,195	—	—	—

Disability - active lives	N/A	N/A	1,078	—	—	—

Disability - disabled lives	N/A	N/A	126,059	—	—	—

Miscellaneous reserves	N/A	N/A	29,945	—	—	—

Total, gross	6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894

Reinsurance ceded	6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$—	$6,480,382	6,848,141	$7,063,894	$7,063,894	$7,063,894

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2020	2019

Balance, January 1, net of reinsurance of $284,531 and $19,082	$794	$247,529

Incurred related to:

Current year	252	9,941

Prior year	2,018	(217,477)

Total incurred	2,270	(207,536)

Paid related to:

Current year	—	(9,807)

Prior year	—	(29,392)

Total paid	—	(39,199)

Balance, December 31, net of reinsurance of $282,922 and $284,531	$3,064	$794

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has changed by $2,018 and ($217,477) during the years ended December 31, 2020 and 2019, respectively. The change in the prior year was primarily due to the Protective transaction, with no comparable amount in the current year.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2020	2019

Face value	$98,983	$99,900

Carrying value	$98,983	$99,900

Interest expense paid	$1,007	$2,874

Effective interest rate	0.22% - 0.27%	1.8% - 2.1%

Maturity range (days)	21 - 26	13 - 24

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $28,447,693 and $25,632,375.

As of December 31, 2020 and 2019, $11,612,824 and $11,266,373, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020 and 2019, $61,774,539 and $0, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,325, $11,649, $11,608, $12,581 and $12,961 for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31, 2020
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$403,703	$949,333	$1,353,036

Reserves

For accounts with assets at:

Fair value	$8,767,847	$16,897,365	$25,665,212

Amortized cost	1,187,709	—	1,187,709

Total reserves	$9,955,556	$16,897,365	$26,852,921

By withdrawal characteristics:

At fair value	$8,767,847	$16,897,365	$25,665,212

At book value without fair value adjustment and with current surrender charge less than 5%	1,187,709	—	1,187,709

Total subject to discretionary withdrawals	$9,955,556	$16,897,365	$26,852,921

	Year Ended December 31, 2019
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334

Reserves

For accounts with assets at:

Fair value	$7,315,010	$16,440,747	$23,755,757

Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766

By withdrawal characteristics:

At fair value	$7,315,010	$16,440,747	$23,755,757

At book value without fair value adjustment and with current surrender charge less than 5%	1,168,009	—	1,168,009

Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$1,353,036	$1,803,334	$2,621,510

Transfers from separate accounts	(1,759,730)	(4,226,616)	(5,198,817)

Net transfers from separate accounts	(406,694)	(2,423,282)	(2,577,307)

Reconciling adjustments:

Net transfer of reserves to separate accounts	(412,121)	1,203,800	1,464,314

Miscellaneous other	(1,137)	836	528

CARVM allowance reinsured	(8,545)	70,071	—

Reinsurance	19,469	(179,568)	—

Net transfers as reported in the Statements of Operations	$(809,028)	$(1,328,143)	$(1,112,465)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $0 at December 31, 2020 and 2019, respectively. Interest paid on the note was $0 for the year ended December 31, 2020 and $13,016 for the years ended December 31, 2019 and 2018, respectively, bringing total interest paid from inception to December 31, 2020 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2020 and 2019.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2020, 2019 and 2018 amounted to $420, $420 and $420, respectively, bringing total interest paid from inception to December 31, 2020 to $1,262. The amount of unapproved principal and interest was $0 at December 31, 2020.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2020, 2019, and 2018 amounted to $16,899, $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2020 to $44,313. The amount of unapproved principal and interest was $0 at December 31, 2020.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2020, 2019 and 2018 amounted to $1,331, $1,330 and $998, respectively bringing the total amortization from inception to December 31, 2020 amounted to $3,659, leaving an unamortized balance of $36,262 in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527,500 to GWL&A Financial Inc. The proceeds were used to finance the Personal Capital transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2020 and 2019 amounted to $0 and $0, respectively, bringing total interest paid from inception to December 31, 2020 to $0. The amount of unapproved principal and interest were $0 at December 31, 2020.

As of the fourth quarter of 2020, the Company had received capital contributions of $3.1 billion from GWL&A Financial Inc. The proceeds were used to finance the Personal Capital and MassMutual transactions.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021, without the prior approval of the Colorado Insurance Commissioner due to large dividends paid in 2019 and the net loss related to the MassMutual ceding commission in 2020. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2020, 2019 and 2018 the Company paid dividends to GWL&A Financial Inc, totaling $357,752, $639,801, and $152,295, respectively.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(1,695,012)	$382,805

Unrealized (losses) gains	(76,064)	210,179

Deferred income taxes	256,714	(129,400)

Non-admitted assets	(946,880)	(238,379)

Surplus as regards reinsurance	454,045	537,566

Asset valuation reserve	(202,003)	(194,032)

Dividends	(357,752)	(639,801)

Other	7,401	395,386

Total unassigned funds	$(2,559,551)	$324,324

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$481,393	$—	$481,393	$224,934	$—	$224,934	$256,459	$—	$256,459

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	481,393	—	481,393	224,934	—	224,934	256,459	—	256,459

Deferred tax assets non-admitted	(340,176)	8,930	(331,246)	(109,435)	1,382	(108,053)	(230,741)	7,548	(223,193)

Net admitted deferred tax asset	141,217	8,930	150,147	115,499	1,382	116,881	25,718	7,548	33,266

Gross deferred tax liabilities	(15,258)	(8,930)	(24,188)	(18,296)	(1,382)	(19,678)	3,038	(7,548)	(4,510)

Net admitted deferred tax asset	$125,959	$—	$125,959	$97,203	$—	$97,203	$28,756	$—	$28,756

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	304,773	—	—	201,129	—	—	103,644

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,258	8,930	24,188	18,296	1,382	19,678	(3,038)	7,548	4,510

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$141,217	$8,930	$150,147	$115,499	$1,382	$116,881	$25,718	$7,548	$33,266

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	918.28%	1247.01%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,031,818	$1,340,863

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the impact of tax planning strategies:

	December 31, 2020 December 31, 2019				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$481,393	$—	$224,934	$—	$256,459	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$141,217	$8,930	$115,499	$1,382	$25,718	$7,548

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2020	2019	Change

Current income tax	$(20,260)	$(98,474)	$78,214

Federal income tax on net capital gains	12,592	120,618	(108,026)

Total	$(7,668)	$22,144	$(29,812)

	Year Ended December 31,
	2019	2018	Change

Current income tax	$(98,474)	$(17,604)	$(80,870)

Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$38,987	$33,451	$5,536

Investments	1,784	2,025	(241)

Pension accrual	11	—	11

Provision for dividends	2,168	2,334	(166)

Fixed assets	1,792	3,320	(1,528)

Compensation and benefit accrual	20,843	23,408	(2,565)

Receivables - non-admitted	13,737	16,568	(2,831)

Tax credit carryforward	111,979	114,265	(2,286)

Ceding commission-reinsurance	270,929	—	270,929

Other	19,163	29,563	(10,400)

Total ordinary gross deferred tax assets	481,393	224,934	256,459

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	481,393	224,934	256,459

Non-admitted ordinary deferred tax assets	(340,176)	(109,435)	(230,741)

Admitted ordinary deferred tax assets	141,217	115,499	25,718

Capital:			—

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	8,930	1,382	7,548

Admitted capital deferred tax assets	8,930	1,382	7,548

Total admitted deferred tax assets	$150,147	$116,881	$33,266

Deferred income tax liabilities:

Ordinary:

Investments	$(547)	$—	$(547)

Premium receivable	(3,414)	(3,192)	(222)

Policyholder reserves	(10,931)	(14,089)	3,158

Experience refunds	—	—	—

Other	(366)	(1,015)	649

Total ordinary deferred tax liabilities	(15,258)	(18,296)	3,038

Capital

Investments	$(8,930)	$(1,382)	$(7,548)

Total capital deferred tax liabilities	(8,930)	(1,382)	(7,548)

Total deferred tax liabilities	$(24,188)	$(19,678)	$(4,510)

Net admitted deferred income tax asset	$125,959	$97,203	$28,756

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2020	2019	Change

Total deferred income tax assets	$481,393	$224,934	$256,459

Total deferred income tax liabilities	(24,188)	(19,678)	(4,510)

Net deferred income tax asset	$457,205	$205,256	251,949

Tax effect of unrealized capital gains (losses)			5,187

Other surplus			(422)

Change in net deferred income tax			$256,714

	December 31,
	2019	2018	Change

Total deferred income tax assets	$224,934	$371,710	$(146,776)

Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)

Tax effect of unrealized capital gains (losses)			7,108

Other surplus			(1,119)

Change in net deferred income tax			$(129,400)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2020	2019	2018

Income tax expense at statutory rate	$ (356,646)	$61,396	$60,337

Earnings from subsidiaries	(30,013)	(22,849)	(22,003)

Swap gain on debt refinancing	—	—	8,175

Ceding commission from Protective, net of transaction expenses	(17,540)	112,889	—

Dividend received deduction	(5,553)	(6,161)	(6,657)

Tax adjustment for interest maintenance reserve	130,717	(1,739)	(5,221)

Interest maintenance reserve release on Protective transaction	—	(107,527)	—

Prior year adjustment	552	(1,695)	(4,124)

Tax effect on non-admitted assets	4,884	3,425	(3,476)

Tax credits	(2,963)	(3,660)	(2,901)

Income tax on realized capital gain (loss)	12,592	120,618	1,030

Tax contingency	931	1,129	(607)

Other	(1,343)	(4,282)	(395)

Total	$(264,382)	$151,544	$24,158

	2020	2019	2018

Federal income taxes incurred	$(7,668)	$22,144	$(16,574)

Change in net deferred income taxes	(256,714)	129,400	40,732

Total income taxes	$(264,382)	$151,544	$24,158

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

As of December 31, 2020, the Company had no operating loss carryforwards.

As of December 31, 2020, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,979. These credits will begin to expire in 2031.

As of December 31, 2020, the Company has foreign tax credit carryforwards of $0.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2020	$20,366

Year Ended December 31, 2019	132,977

Year Ended December 31, 2018	4,146

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2020 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2020 and 2019, the Company recognized approximately $931 and $1,129 of expense from interest and penalties related to the uncertain tax positions. The Company had $2,374 and $1,443 accrued for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax Years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

Previously, the Company sponsored an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provided health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management. Effective January 1, 2020, the Company transferred the Medical Plan to its subsidiary, Empower.

The Company provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in projected benefit obligation:

Benefit obligation, January 1	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101

Service cost	—	1,435	—	—	—	1,435

Interest cost	—	825	1,175	1,510	1,175	2,335

Actuarial (gain) loss	—	2,059	2,753	4,109	2,753	6,168

Regular benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Benefit obligation transferred to Empower	(22,696)	—	—	—	(22,696)	—

Benefit obligation and under funded status, December 31	$—	$22,696	$42,163	$40,801	$42,163	$63,497

Accumulated benefit obligation	—	$22,696	42,163	40,801	42,163	$63,497

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in plan assets:

Fair Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	—	1,162	2,566	2,380	2,566	3,542

Regular Benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Fair Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

Accrued benefit liability	$—	$(22,224)	$(38,349)	$(39,470)	$(38,349)	$(61,694)

Liability for pension benefits	—	(472)	(3,814)	(1,331)	(3,814)	(1,803)

Total other liabilities	$—	$(22,696)	$(42,163)	$(40,801)	$(42,163)	$(63,497)

Unassigned surplus (deficit)	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Unrecognized net actuarial gain (loss)	$—	$2,869	$(3,515)	$(732)	$(3,515)	$2,137

Unrecognized prior service cost	—	(3,341)	(299)	(599)	(299)	(3,940)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Items not yet recognized as component of net periodic cost on January 1,	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

Transferred to Empower	472	—	—	—	472	—

Prior service cost recognized in net periodic cost	—	817	299	299	299	1,116

(Gain) loss recognized in net periodic cost	—	(225)	(29)	(50)	(29)	(275)

Gain (loss) arising during the year	—	(2,059)	(2,753)	(4,109)	(2,753)	(6,168)

Items not yet recognized as component of net periodic cost on December 31	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2021:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$—	$(29)	$(29)

Prior service cost	—	299	299

The expected benefit payments for the Company’s Supplemental Executive Retirement plan for the years indicated are as follows:

	2021	2022	2023	2024	2025	2026 through 2030

Supplemental executive retirement plan	2,567	10,282	5,756	2,179	1,962	8,382

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2020	2019	2018	2020	2019	2018	2020	2019	2018

Components of net periodic cost (benefit):

Service cost	$—	$1,435	$1,425	$—	$—	$—	$—	$1,435	$1,425

Interest cost	—	825	703	1,175	1,510	1,356	1,175	2,335	2,059

Amortization of unrecognized prior service cost	—	817	817	299	299	324	299	1,116	1,141

Amortization of gain from prior periods	—	(225)	(82)	(29)	(50)	(45)	(29)	(275)	(127)

Net periodic cost	$—	$2,852	$2,863	$1,445	$1,759	$1,635	$1,445	$4,611	$4,498

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2020 and 2019:

	Post-Retirement Medical Plan

	December 31,

	2020	2019

Discount rate	N/A	3.16%

Initial health care cost trend	N/A	6.00%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

	Supplemental Executive Retirement Plan

	December 31,

	2020	2019

Discount rate	2.09%	2.98%

Rate of compensation increase	N/A	N/A

During 2020, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2020).

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2020	2019

Discount rate	N/A	4.34%

Initial health care cost trend	N/A	6.25%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2020	2019

Discount rate	2.98%	4.16%

Rate of compensation increase	N/A	N/A

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $7,806, $14,842 and $3,057 during the years ended December 31, 2020, 2019 and 2018.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $49,595 and $41,792 at December 31, 2020 and 2019, respectively.

Previously, the Company sponsored a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Effective January 1, 2020, the Company transferred the qualified defined contribution benefit plan to its subsidiary, Empower Retirement, LLC. Previously, the Company matched a percentage of employee contributions in cash. The Company recognized $0, $24,955 and $11,935 in expense related to this plan for the years ended December 31, 2020, 2019 and 2018, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2020	2019	2018

Lifeco Stock Plan	$593	$899	$768

Performance Share Unit Plan	6,431	15,458	5,388

Total compensation expense	$7,024	$16,357	$6,156

Income tax benefits	$1,465	$3,414	$1,243

During the year ended December 31, 2020, 2019 and 2018, the Company had $48, $(67) and $26 respectively, income tax benefits (expense) realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2020 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$709	1.4

Performance Share Unit Plan	5,562	1.2

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Equity Award Activity

During the year ended December 31, 2020, Lifeco did not grant stock options to employees of the Company.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2020	3,450,130	$25.03

Granted	—	—

Exercised	(210,900)	20.78

Cancelled and expired	(67,760)	25.89

Outstanding, December 31, 2020	3,171,470	25.95	5.5	$1,362

Vested and expected to vest, December 31, 2020	3,171,470	25.89	5.5	1,362

Exercisable, December 31, 2020	2,170,850	26.11	4.6	1,332

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2020 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2020	2019	2018

Weighted average fair value of options granted	NA	$2.32	$0.95

Intrinsic value of options exercised (1)	1,097	3,282	345

Fair value of options vested	911	1,358	1,115

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

There were no options granted during 2020. The fair value of the options granted during the years ended December 31, 2019 and 2018 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2020	2019	2018

Dividend yield	NA	5.46%	4.55%

Expected volatility	NA	19.68%	9.01%

Risk free interest rate	NA	1.83%	2.03%

Expected duration (years)	NA	6.0	6.0

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2020	1,156,384

Granted	67,511

Forfeited	(7,063)

Paid	(258,005)

Outstanding, December 31, 2020	958,827

Vested and expected to vest, December 31, 2020	958,827

The cash payment in settlement of the Performance Share Unit Plan units was $8,569, $5,815 and $4,104 for the years ended December 31, 2020, 2019 and 2018, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 55%, (1)%, and 1% of total individual life insurance premiums earned during the years ended December 31, 2020, 2019 and 2018 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $18,497, $23,461 and $31,276 to its policyholders during the years ended December 31, 2020, 2019 and 2018, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2020. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2021	2022	2023	2024	2025	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$527,500	$358,219	$885,719

Surplus notes - interest (2)	23,965	23,965	23,965	23,965	22,304	381,066	499,230

Investment purchase obligations (3)	492,805				1,125	5,000	498,930

Operating leases (4)	6,488	3,727	3,234	3,185	2,814	19,145	38,593

Other liabilities (5)	5,241	22,732	18,381	4,804	5,262	27,882	84,302

Total	$528,499	$50,424	$45,580	$31,954	$559,005	$791,312	$2,006,774

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $36,262 of unamortized debt modification gain as discussed in Footnote 14.

(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2020.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2020 and 2019 were $498,930 and $131,651, of which $447,515 and $120,990 were related to limited partnership interests. Related party transactions comprise of $94,803 and $0 of the unfunded limited partnership interests at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, $492,805 and $131,651 were due within one year, $1,125 and $0 were due within four to five years, and $5,000 and $0 were due after five years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2020, 2019 and 2018 were $25,324, $33,473 and $27,768 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services
•	Sport partner sponsorship payments
•	Personal Capital Corporation contingent payment consideration

As part of the Personal Capital Corporation acquisition, the Company included contingent consideration based on the potential achievement of certain key metrics. An initial contingent consideration earn-out value of $20 million represents management’s best estimate, and it could be up to $175 million based on the achievement of growth in assets under management metrics defined in the Merger Agreement, payable following measurements through December 31, 2021 and December 31, 2022

Originally entered into on March 1, 2018 and as amended on July 7, 2020, the Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $673,000, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2020 and 2019. At December 31, 2020 and 2019 there were no outstanding amounts related to the current and prior credit facilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In addition, the Company has other letters of credit with a total amount of $8,595, renewable annually for an indefinite period of time. At December 31, 2020 and 2019, there were no outstanding amounts related to those letters of credit.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2020, the Company had an estimated borrowing capacity of approximately $2,500,000. All borrowings must be collateralized and the required collateral amount is based on the type of investment securities pledged. No amount was borrowed as of December 31, 2020. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2020 owns $500 of Class A stock which are currently not eligible for redemption.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction were subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred, which the Company formally objected to in December 2019. In November 2020, the parties reached resolution and settled cash for adjustments which did not have a material effect on the consolidated financial position of the Company and no further adjustments are expected.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2020 and 2019 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. On February 3, 2021, the Company’s Board of Directors declared a dividend of $100,000. The dividend was paid on March 29, 2021 to the Company’s sole shareholder, GWL&A Financial. Prior to the payment of this dividend, the Company received approval from the Colorado Insurance Commissioner.

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$1,631

Other bonds (unaffiliated)	472,771

Bonds of affiliates	564

Preferred stocks (unaffiliated)	3

Common stocks (unaffiliated)	151

Mortgage loans	107,249

Real estate	28,964

Contract loans	197,843

Cash, cash equivalents and short-term investments	5,862

Derivative instruments	18,840

Other invested assets	155,506

Aggregate write-ins for investment income	5,303

Gross investment income	$994,687

Real estate owned - Book value less encumbrances:	$43,776

Mortgage loans - Book value:

Commercial mortgages	$4,124,412

Mortgage loans by standing - Book value:

Good standing	$4,124,412

Other long-term invested assets - Statement value:	$504,876

Bonds and stocks of parents, subsidiaries and affiliates - Book value:

Bonds	$6,433

Common stocks	$62,550

Bonds and short-term investments by maturity and NAIC designation:

Bonds by maturity - Statement value:

Due within one year or less	$1,833,337

Over 1 year through 5 years	8,459,940

Over 5 years through 10 years	10,905,977

Over 10 years through 20 years	3,262,440

Over 20 years	2,105,662

Total by maturity	$26,567,356

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Bonds and short-term investments by NAIC designation - Statement value:

NAIC 1	$14,774,212

NAIC 2	11,083,416

NAIC 3	661,042

NAIC 4	46,004

NAIC 5	2,312

NAIC 6	370

Total by NAIC designation	$26,567,356

Total bonds publicly traded	$14,796,022

Total bonds privately placed	$11,771,334

Preferred stocks - Statement value	$119,687

Common stocks - Market value	$223,883

Short-term investments - Book value	$408,168

Options, caps and floors owned - Statement value	$34

Collar, swap and forward agreements open - Statement value	$30,313

Futures contracts open - Current value	$5,334

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Life insurance in-force:

Ordinary	$3,588,007

Group life	—

Life insurance policies with disability provisions in-force:

Ordinary	$9,504

Group life	18,617,777

Supplementary contracts in-force:

Ordinary - not involving life contingencies:

Amount on deposit	$—

Income payable	—

Ordinary - involving life contingencies:

Income payable	—

Group - not involving life contingencies:

Amount on deposit	—

Income payable	—

Group - involving life contingencies:

Income payable	125

Annuities:

Ordinary:

Immediate - amount of income payable	$49

Deferred - fully paid account balance	318

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$60,137

Certificates - fully paid account balance	1,489

Certificates - not fully paid account balance	31,651,605

Accident and health insurance - equivalent premiums in-force:

Group	$—

Deposit funds and dividend accumulations

Deposit funds - account balance	28,062

Deposit accumulations - account balance	18,257

Claim payments:

Group accident and health:

2020	$5,078

2019	9,460

2018	5,486

2017	2,786

2016	2,829

Prior	16,848

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.